Exhibit 99.24

Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300455232	9468294b-1d1d-4cc9-8878-ae6806b320a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/21/2017: Lender provided attestation that they do not charge borrowers for flood certification or credit reporting fees. These items arepaid on an annual basis and not passed on. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.10 months reserves

300455232	47d4b5ee-8852-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXXX, which reflects a $XXX,XXXX coverage shortfall.  Cost Estimator must be provided.
06/23/17: Lender provided the replacement cost estimator showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.10 months reserves

300455232	758ac711-8a52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE X specific business days prior to consummation date.  No cure.
06/23/17: Lender provided the signed LE dated within 4 specific business days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.10 months reserves

300451068	fae13eb0-1d46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/02/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300331520	f9674eb5-f9f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/27/2017: CDA	02/27/2017: A CDA report reflecting a value $X,XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300331520	f96d3b98-0dfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/28/2017: Hi, please see attached. thank you,
02/28/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300331520	892f6b53-acfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX,XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy.
02/28/2017: Hi, please see attached cd, final settlement statement, loe to borrower and cert for delivery method. thank you,
02/28/2017: Audit reviewed executed Final Master Statement and Post Funding CD submitted, and has determined that the cash to close of $XXX,XXX.XX are reflected on both documents. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300331520	07f45a02-0efa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/28/2017: Hi, please see attached. thank you,
02/28/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300331520	8ef68105-10fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the Final Closing Disclosure is missing the payee.		02/23/2017: A Post Close CD in the loan file reflects the Home Warranty Fee payee. Condition cleared. Loan will be graded a B for all agencies
300331520	8d3c40bd-26fd-4fb9-aaa5-bbea146c1782	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	02/28/2017: Hi, please see attached thank you,	02/28/2017: Audit reviewed the Appraisal Waiver/Receipt Form dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300471882	ef876221-9145-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by lender		06/01/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; No Mortgage Lates No Mortgage Lates in #99 months reviewed; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #21.84 months excess reserves

300471882	1b0d0971-9145-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing lender verbal verification of borrower; Borrower credit reflects a fraud victim alert.	06/02/2017: Hi, please see attached. thank you,	06/02/2017: Audit reviewed Processor's Certification, as well as supporting documentation, and has determined that sufficient evidence was provided addressing the fraud alert. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; No Mortgage Lates No Mortgage Lates in #99 months reviewed; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #21.84 months excess reserves

300471882	387b42e9-9245-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing initial escrow account disclosure statement supporting tax escrow as per funding cd.	06/02/2017: hi, please see attached. thank you	06/02/2017: Audit reviewed the Initial Escrow Account disclosure statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; No Mortgage Lates No Mortgage Lates in #99 months reviewed; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #21.84 months excess reserves

300456563	6b832998-1759-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $XXX,XXX.XX at XXX%. The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided. Please provided evidence of sufficient coverage. Additional conditions may apply.

06/30/2017: hi, please see attached. thank you06/28/2017: Hi, The policy states that the subject has replacement cost equal to similar construction (see screen shot below). Also see attached from XXX website which explains that when they insure the home for replacement cost the insurer will reimburse for the cost of rebuilding or repairing the home based on the size and structure of the home that was lost of damaged. thank you,

06/30/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.06/28/2017: Audit review of all documentation submitted is deemed unacceptable. Provide documentation from the insurance company verifying the insurable amount, in many cases a form is provided referred to as a “cost estimator”. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.00%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790.; Reserves are higher than guideline minimum 76 months compared to 9.

300456563	dd549f05-0e59-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
The title report in the file does not show the borrower's names and amount of coverage for the subject property. Guidelines require that the title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.
06/28/2017: hi, please see attached final title policy. thank you
06/28/2017: Audit reviewed the Final Title Policy, and has determined that the insurable information is correctly reflected on the policy. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.00%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790.; Reserves are higher than guideline minimum 76 months compared to 9.

300461161	1e40af55-f455-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provided the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  XXXX and XXXX signed returns not provided.
06/27/2017: Hi, please see attached. thank you
06/27/2017: Audit reviewed executed XXXX/XXXX 1040's and XXXX/XXXX 1065's, and has determined that all Tax Returns were signed on Consummation date. Documentation submitted is deemed acceptable and Appendix Q requirements met. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 123.90 months reserves

300461161	98d439b8-ab52-42c6-8c5f-0615bbcb9c93	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Review fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal Review fee of $XXX resulting in a $XXX refund due for cure.
06/20/2017: A RESPA Appraisal Review Fee charge cure of $XXX on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 123.90 months reserves

300503465	9edcf254-f202-4f84-8268-833b436c3171	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflected an Appraisal Fee of $XXX.XX and an Appraisal Review Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and an Appraisal Review Fee of $XXX.XX.  These fees are in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
06/22/2017: The Final CD reflects a post close tolerance cure of $150.00 which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; FICO is higher than guideline minimum UW Guides require FICO of 709, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.80 months reserves

300503465	884cc7b9-bb56-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and  Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

06/26/17: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; FICO is higher than guideline minimum UW Guides require FICO of 709, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.80 months reserves

300503465	2be013df-4b57-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE X specific business days prior to consummation date.  No cure.
06/22/2017: The Final CD reflects a post close tolerance cure of $XXX.XX which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; FICO is higher than guideline minimum UW Guides require FICO of 709, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.80 months reserves

300503465	ac6aeca8-4b57-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	XXXX Business Return provided in the file was not executed and dated by the borrower as required per the lender guidelines.	06/27/2017: hi, please see attached. thank you	06/27/2017: Audit reviewed executed XXX 1120S, and has determined that the Business Return was dated day of consummation. Documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; FICO is higher than guideline minimum UW Guides require FICO of 709, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.80 months reserves

300486570	32fe16d8-685c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided.
07/06/2017: hi, please see attached. thank you
07/06/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.50 months reserves; Years on Job Co-Borrower2 has 38 years on job

300486570	26f4cb36-9162-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Documentation indicating wire amounts of $XXX,XXX and $XX,XXX came from HELOC was not provided. Although the bank is the same, the account number on the wires do not match the account number on the HELOC.

07/10/2017: hi, Please see original heloc draw request attached here for the heloc account along with the actual wire transfer receipt from XXX charging the account for the cash to close for $XXX,XXX. The original EMD of $XXX on X/XX came out of bank account XXXX. thank you

07/10/2017: Audit reviewed the Lender Rebuttal, as well as the wire and checking account documentation provided, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.50 months reserves; Years on Job Co-Borrower2 has 38 years on job

300486570	78e7e3dc-535c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/02/2017: hi, please see attached. thank you
07/02/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.50 months reserves; Years on Job Co-Borrower2 has 38 years on job

300486570	7a0237ba-9f5a-4fa8-9a60-88e4dbec0e24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Review Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Review Fee of $XXX resulting in a $XX refund due for cure.  XXXX.19(f)(2)(v) - Tolerance Error:  Tolerance cure within XXX days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

07/02/2017: hi, Please see the correct PCCD and final statement attached here to validate that this was cured at the time of funding, the funding assistant didn’t show it correctly on the prior CD. No additional cure was needed, as it was done at time of funding. thank you
07/02/2017: Audit reviewed the Lender Rebuttal, as well as the Post Funding CD, and has determined that the lender validated that this was cured at the time of funding. Loan will be rated a B.
 FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.50 months reserves; Years on Job Co-Borrower2 has 38 years on job

300322401	6d85e324-220b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Document is missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/18/2017:  A Post Close CD was provided in the file reflecting the government entity in section F for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300322401	33dc693c-220b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Loan Estimate dated XX/XX/XXXX is missing the lender's email and phone number under the section, Additional Information About This Loan.		03/17/2017 - This finding is not material. Loan will be graded a B for all Agencies.
300348854	5907bd87-9815-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		03/30/2017: This is non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.90 month reserves.

300348854	f98278ce-9815-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/30/2017: A Post Close CD in the loan file reflects a Credit Report fee paid by the lender with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.90 month reserves.

300348854	b9e52c73-9515-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Exhibit A of the Mortgage/deed of trust. The mortgage shows see attached for legal description however; Schedule A is missing from the loan.	04/04/2017: see attached legal which was on page 23 of your file upload. please rescind condition	04/04/2017: Audit re-analyzed loan documents, and has determined that a legal description was located on page 23. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.90 month reserves.

300348854	03fce365-ab44-48d0-af32-1a13d6b1da24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	APR on final CD dated XX/XX/XXXX is inaccurate and exceeds 0.XXX% tolerance. CD value of X.XX% vs. calculated value of X.XXX% for a variance of 0.XXX% under disclosed.		03/31/2017: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.90 month reserves.

300348854	555b07dd-4ea7-460f-914c-c21e8e9aac3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X.XXX with no resulting COC for subsequent disclosures.  The final CD reflects taxes in Section E of $X,XXX resulting in a variance of $XX.  Refund for cure due.
03/30/2017: A RESPA Transfer Tax charge cure on the final CD. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.90 month reserves.

300348854	0af58a10-ed95-4579-aa87-bb901e92c3ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP no provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	04/04/2017: see attached disclosure history showing that the package was sent on XX/XX and was e-consented by the borrower on XX/XX.	04/04/2017: Audit reviewed Disclosure History, and has determined that the package was provided XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.90 month reserves.

300319615	daaab90e-f704-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	1008 provided in the file was not completed. Missing final 1008 or Loan Approval.	03/14/2017: please see attached	03/14/2017: Audit review of Final 1008 documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves; Years on Job Borrower has 5 years on job

300319615	140e2778-1f9b-4f37-ac03-70bcf8f7a95d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact Name of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/14/2017: please see attached revised CD
03/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves; Years on Job Borrower has 5 years on job

300319615	2a58799b-f704-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a -X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves; Years on Job Borrower has 5 years on job

300319615	0d4bf7fa-8905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Disclosure History provided in the file was for a different borrower. Provide Disclosure History for the borrower of the subject loan.	03/14/2017: please see attached	03/14/2017: Audit reviewed the Disclosure History, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves; Years on Job Borrower has 5 years on job

300319615	adfba5dd-8905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		03/10/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves; Years on Job Borrower has 5 years on job

300319615	ed0c60f0-8905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure to correspond with COC form dated XX/XX/XXXX.	03/14/2017: please see attached	03/14/2017: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves; Years on Job Borrower has 5 years on job

300319614	06274c39-0104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP provided in file was dated XX/XX/XXXX and was not within 3 days of the application date of XX/XX/XXXX.		.03/08/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300319614	ffb50064-7603-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File		03/10/2017: see attached	03/10/2017: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300319614	9fd3b445-6e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/07/2017: The finding is non material. Loan will be graded a B for all agencies.
300319614	8b3a2516-6e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/09/2017: CDA	03/09/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300314290	2ccfc434-6311-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects the payee to "Reimburse" and does not reflect the actual service provider.  Provide a LOE and confirmation of delivery to the borrower.
03/24/2017: A Post Close CD reflect the correction with LOE and confirmation of delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300314290	9509d06c-a7a8-478f-8e6c-1210b880fe90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		03/25/2017: This is non-material issue. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300314290	8caf5bc8-6111-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment
Missing verification of the existence of the borrower's business from a third party, such as a CPA, regulatory agency, or applicable licensing bureau, dated within 30 days of the Note date.  Additional conditions may apply.
															03/29/2017: Since we did not use any income from that company for this loan, the necessity to verify it is still in business is not necessary. Please rescind this condition. Thanks.	03/29/2017: Audit reviewed the Lender Rebuttal, and concurs that a VOE is not required for businesses where income is not used to qualify. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300314290	b4ebc596-6311-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final CD does not reflect the government entity. Please provided LOE and confirmation of delivery to the borrower.		03/25/2017: A Post Close CD reflects the government entity with LOE and confirmation of delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300314290	0d5ec72b-6411-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Written Verification of Employment
The WVOE in the file by XXXX was issued as of XX/XX/XXXX which is more than 90 days prior to the Note date.  Please provide an updated WVOE to verify bonus and commission income.  Additional conditions may apply.
03/29/2017: see attached which was included in your file upload on pages XX-XX. please rescind condition
03/29/2017: Audit reviewed the Lender Rebuttal, as well as documentation within loan file, and has determined that the loan file contains 2 yrs of most current Tax Returns, paystubs within 90 days, VOE within 10 days and the WVOE is within 120 days. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300314290	1ca12988-6111-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Mortgage
Missing verification of the mortgage for the 3rd property listed on the Schedule of Real Estate Owned of the 1003.  The mortgage statement is missing from the loan file to verify the Principal and Interest payment.  Additional conditions may apply.
03/30/2017: see attached03/29/2017: see attached
03/30/2017: Audit reviewed Deed of Trust and First Payment Letter, and has determined that sufficient evidence was provided to verify monthly P&I payments. Condition cleared. XX/XX/XXXX: Audit reviewed the Deed of Trust for REO #3 on 1003, and has determined that it does NOT confirm the Principal and Interest payment. Provided evidence of the P&I for REO #3 via Note or First Payment letter or Mortgage Statement. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300314290	10c3ecea-5811-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for the 3rd property listed on the Schedule of Real Estate Owned of the 1003. Additional conditions may apply.	03/30/2017: see attached03/29/2017: see attached
03/30/2017: Audit reviewed County Tax Collector screen, as well as verification that taxes are escrowed with monthly payment via First Payment Letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.XX/XX/XXXX: Audit reviewed Master Hazard Insurance coverage for REO # 3, and has determined that the documentation is deemed acceptable. HOWEVER, missing verification of taxes. Provide evidence of taxes via tax bill or property detail. Condition remain.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 66.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Years in Field Borrower has 17 years in Field

300332063	3395c293-49f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal Report Fee and the Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		02/22/2017: A Post Close CD in the loan file reflects the Appraisal Report Fee and Credit Report Fee payee. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves

300332063	ca4486b9-06fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
The Borrower is married.  The State of Tennessee is a homestead state and spouse is required to sign mortgage.  If the subject is the principal residence of either spouse, both spouses should sign the security instrument.

03/16/2017: see attached XX/XX/XXXX: spouses are only required to sign if they sell the property per state law: State law presumes that real estate conveyed or deeded to a husband or wife during their marriage is as tenancy in common unless expressly stated otherwise in the conveyance. During a marriage, a husband and wife may separately sell or mortgage real estate separately held by him or her without their spouse signing onto it. The spouse may have an inheritance right, sometimes referred to as a dower, courtesy, or statutory share, in the real estate and usually the spouse joins in signing a contract, deed or mortgage. State Law requires that in the case of sale or mortgage of the homestead, both spouses sign the contract, deed or mortgage. Code §36-3-502 through 505; 66-1-107, 108, 109.

03/16/2017: Audit reviewed corrected Mortgage, and has determined that the letter of intent to re-record, as well as the corrected Mortgage, are deemed acceptable. Condition cleared. XX/XX/XXXX: Audit consulted with Compliance, and has determined that if there is homestead, which there is in the subject property state, then the non-obligated spouse needs to sign. Condition remains.XX/XX/XXXX: Pending elevated Compliance Review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves

300332063	1fb77ae5-48f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/22/2017: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves

300332063	c1bf8e8f-4df9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title-Closing Protection Letter Fee, Title-Courier/Wire/E-mail Fee, Title-Premium for Lenders Coverage, Title-Recording Fee and Title-Settlement or Closing Fee are reflected in section C of the final Closing Disclosure dated XX/XX/XXXX. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD.

02/22/2017: A Post Close CD in the loan file reflects the Title-Closing Protection Letter Fee, Title-Courier/Wire/E-mail Fee, Title-Premium for Lenders Coverage, Title-Recording Fee and Title-Settlement or Closing Fee in section B.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves

300332063	e90e7e8e-48f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/24/2017: CDA	02/24/2017: CDA provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves

300332063	b6270e10-d6f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section B Fees + Recording Fee on post consummation CD $X,XXX.XX. LE dated XX/XX/XXXX lists fee as $X,XXX.XX This is in a XX% tolerance section. Lender tolerance cure of $XXX.XX is required.  Section J reflects $XXX.XX tolerance cure that is sufficient.  Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves

300342681	3828a5f9-0602-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/05/2017: CDA provided reflecting a value of $XXX,XXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300342681	415567de-6370-446a-9d84-9ef45ebbfb34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	03/09/2017: please see attached CD
03/09/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300342681	580b5a05-0702-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/05/2017: The finding is non material. Loan will be graded a B for all agencies
300330930	45262952-dc08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		03/14/2017: This finding is not material. Loan will be graded a B for all agencies.
300330930	b9b13609-0a08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/15/2017: CDA	03/15/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300330930	f5eb7d67-c4a4-465a-84f7-d203e10ad783	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.
03/14/2017:  A Post Close CD provided in the file reflects the payee for the credit report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300330930	f72333c8-0908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/16/2017: see attached
03/16/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300322361	48e3c6dc-3104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Deed of Trust provided in file does not reflect signature from borrower's spouse. Quit Claim Deed provided in file reflects vesting changed from "sole and separate property" to "husband and wife."	03/20/2017: see attached
03/20/2017: Audit reviewed the corrected Deed of Trust executed by the spouse, as well as the intent to re-record, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

300322361	c67982ec-3104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel provided in file does not reflect signature from borrower's spouse. Quit Claim Deed provided in file reflects vesting changed from "sole and separate property" to "husband and wife."	03/20/2017: see attached
03/21/2017: Audit reviewed the Notification of error, reopened rescission, evidence of shipment and Right to Cancel, executed by spouse, that were submitted, and has determined that documentation is acceptable. The expiration date of X/XX/XXXX has expired.  Loan will be rated a Fitch B.  Condition cleared. XX/XX/XXXX: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and Right to Cancel, executed by spouse, was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

300322361	5f3efdcc-8203-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/09/2017: CDA	03/09/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300322361	35f2a2ad-813b-4956-814d-858e87b1844e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23).  Although the Disclosure History provided in the file evidences that the Initial CD was acknowledged by the borrower, there is no evidence that a separate Initial CD was acknowledged by the borrower's spouse.
															03/20/2017: see attached	03/20/2017: Audit reviewed the executed CD by spouse, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300322361	ff812ef4-8203-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The XX dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/07/2017: The finding is non material. Loan will be graded a B for all agencies.
300324882	c50c3528-3505-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
1026.38(g)(1) TAXES AND OTHER GOVERNMENT FEES.Under the subheading “Taxes and Other Government Fees,” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount that is expected to be paid to State and local governments for taxes and government fees and the total of all such itemized amounts that are designated borrower paid at or before closing, as follows:i.Recording fees and the amounts paid in the applicable columns; andii.An itemization of transfer taxes, with the name of the government entity assessing the transfer tax.
03/09/2017: A Post Close CD in the loan file reflects the payee for the transfer tax on section E. Condition cleared. Loan will be graded a B for all agencies
300324882	8eb5f50c-9e05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		03/10/2017: This is non-material issue. The loan will be graded a B.
300324882	84c6391e-f546-4e03-a903-258d4338abde	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXX reflects an APR of X.XX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
03/10/2017: The over-disclosure is non-material. The loan will be graded a B.
300324882	e085e714-2705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/13/2017: CDA	03/13/2017: Field Review provided in lieu of CDA reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300324882	f1a3ab28-2705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Real Estate Broker(B) and the Real Estate Broker(S) are missing. A LOE regarding the errors is required as well.
03/09/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
300324882	4d4f2457-9e05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures.  The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $X.XX.  Refund for cure due.
03/10/2017: A RESPA Transfer tax charge cure on the final CD. Condition cleared. The loan will be rated a B.
300332062	728912fc-330f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/22/2017: The finding is non material. Loan will be graded a B for all agencies.
300332062	a554294c-f50f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2	The Closing date was prior to the date of issue.		03/23/2017: A Post Close CD reflected the correct closing date and matches the mortgage transaction date. Condition cleared. The loan will be rated a B.
300332062	f2a10032-1579-49f2-9700-5c19a4dc4c8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	Please provide a itemization for the additional credit of $XXX.XX for closing cost. The lender reflected this credit on the final CD without a detailed explanation.		03/23/2017: This is a non-material issue as a benefit to the borrower. The loan will be graded a B.
300332062	ce53df52-66d2-4b37-bf49-2fd441c30d23	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
03/23/2017: The over-disclosure is a non-material issue. The loan will be graded a B for all agencies.
300332062	7c49d508-1bcd-4c96-89f1-9a2a93ad0586	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Endorsement Fee and Title-Admin Fee are reflected in section C of the final Closing Disclosure dated XX/XX/XXX. The borrower selected a service provider from the XXXX for title services. The title service provider fees should be listed in section B of the CD. Additionally the Title - Admin Fee in section C of the final Closing Disclosure is paid to the Broker and not the actual service provider.

03/22/2017: A Post Close CD in the loan file reflects the Title-Endorsement Fee and Title-Admin Fee in section B of the Closing Disclosure. Additionally, the Title - Admin fee has the actual service provider. Condition cleared. Loan will be graded a B for all agencies.

300332062	dc97de02-a3e4-4c34-a8b7-61cca9a21e0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Post Close CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XXX%.	03/27/2017: Disagree. The difference appears to be the interim interest which is included in the TIP per TILA Commentary 1026.37(l)(3).	03/27/2017: Audit re-analyzed the CD fee, and has determined that an error was found and corrected. TIP is within tolerance. Condition rescinded.
300332062	9f54009d-c44f-4bb1-a497-c2df832c445a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure was not provided in file and the final CD indicates the loan is escrowed.	03/27/2017: Please see page 4 of the CD that includes the escrow information. Please rescind this condition.	03/27/2017: Audit concurs with the Lender Rebuttal, and has determined that page 4 of the CD reflects the required escrow information. Condition rescinded.
300332062	8bd7a0c7-1a8a-4410-8976-3ae0293b65c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The Post Close CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X,XXX.XX.	03/27/2017: Disagree. The difference appears to be the interim interest which is included in the TOP per TILA Commentary 1026.37(l)(1)(i)-1.	03/27/2017: Audit re-analyzed the CD fee, and has determined that an error was found and corrected. TOP is within tolerance. Condition rescinded.
300332062	8871fe52-8312-4e23-a999-f56284c260bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Mobile Title Notary Fee(Travel) in section B of the Closing Disclosure reflects no name for the payee.  Additionally, the Title - Courier/Wire/E-Mail fee, Title - Document Prep, Title - E Docs & Copies & Scan fees, Title Loan Tie In, and Title-Settlement or Closing Fee were payable to the Broker and not the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.

03/22/2017: A Post Close CD in the loan file reflects the Mobile Title Notary Fee(Travel) payee in section B of the Closing Disclosure and all other title services with the actual service provider along with LOE and confirmation of deliver.  Condition cleared. Loan will be graded a B for all agencies.

300332062	67547b70-7723-4b92-b19c-fd134d781d3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX and Loan Tie In/Admin fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX and Loan Tie In/Admin fee of $XXX resulting in a $XXX refund due for cure.
03/23/2017: A RESPA Loan Tie In/Admin and Appraisal charge cure shown on the final CD in the amount of $X,XXX.XX. The loan will be rated a B.
300331358	ca9cea86-7502-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/06/2017: The finding is non material. Loan will be graded a B for all agencies.
300331358	cb9cea86-7502-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.	03/09/2017: please see attached revised CD
03/09/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300331358	ff01a0aa-9802-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX and on the final CD as $XX, exceeding the allowable XX% tolerance. A tolerance cure of $X is required.		03/06/2017: A RESPA Recording fee charge cure on the final CD in the amount of $X. The loan will be rated a B.
300331358	4a276877-7502-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2017: CDA report dated XX/XX/XXX reflected a value of $XXX,XXX,XX which is a -X.X% variance of the appraised value. Condition cleared.
300331358	421ea9fa-7802-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the service provider.  Please provide a letter of explanation and confirmation of delivery to the borrower.
03/09/2017: please see attached revised CD
03/09/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300337320	965f7d80-670e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		03/21/2017: This is a non-material issue. The loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61.10 months reserves

300337320	d904061e-d773-4f4c-be47-25f641e9b9e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		03/21/2017: A RESPA Appraisal refund cure in the amount of $XXX on the final CD. Condition cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61.10 months reserves

300337320	3288e6a4-660e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing the complete XXXX income tax returns with all schedules. Additional conditions may apply.	04/05/2017: see attached	04/05/2017: Audit reviewed the complete copy of the XXXX 1040 Tax Returns with all schedules, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61.10 months reserves

300337320	c2bf3634-6aef-4998-be73-e56f9092a5c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the sellers CD.	04/05/2017: see attached	04/05/2017: Audit reviewed true certified copy of the final Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61.10 months reserves

300337320	a849f062-660e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The final loan application in file reflects POC Items in the amount of $XX,XXX.XX with no further explanation. Please provided a detailed explanation of the POC Items. Additional conditions may apply.	04/11/2017: please see attached lox
04/12/2017: Audit reviewed the Lender Rebuttal, and has determined that lender states that this was a "typo error" in the details of transaction in their system. Documentation to support explanation was submitted and is deemed acceptable. Condition cleared.XX/XX/XXX: e-mailed XXXX

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61.10 months reserves

300332060	d1d6868a-120f-43db-b5fc-c7e998555b77	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" to the Broker and does not reflect the name of the payee.		03/27/2017: A Post Close CD in the loan file reflects the Credit Report Fee name of the payee. Condition cleared. Loan will be graded a B for all agencies.
300332060	985b26be-590d-4eee-a70c-6afbe6f90d2e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	03/29/2017: please see attached notice, borrower acknowledged receipt of toolkit. This was included in the credit package, please rescind condition.
03/29/2017: Audit reviewed evidence that the Home Loan Toolkit was submitted is within three days of application date. Documentation was provided within the loan file and is deemed acceptable. Condition rescinded.

300332060	10423a88-1413-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated X/XX/XXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan		3/27/2017: This finding is not material. Loan will be graded a B for all agencies
300332258	4f4e9bdf-85c5-4b12-aac4-7ea8343a4168	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Verification of Employment fee and there is no resulting COC for any subsequent disclosures.  The final CD reflects a Verification of Employment fee of $XX rusting in a $XX refund due for cure.
04/03/2017: see attached
04/03/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300332258	40805f8d-c213-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		03/28/2017: This is a non-material issue. The loan will be graded a B.
300332258	e55481fc-c213-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee in section B of the final Closing Disclosure reflects the payee as "Reimburse" and does not reflect the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.
03/28/2017: A Post close CD reflects the actual service provider with LOE and confirmation of delivery to the borrower. Condition cleared. The loan will be graded a B.
300331664	67a337b5-a718-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Mortgage/deed of trust legal description information or "Other" marked on the Mortgage/deed of trust in the loan file.	04/05/2017: see attached	04/05/2017: Audit review of legal description documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 38.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300331664	6744a6ef-a818-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final CD reflects the payee as "Reimburse" instead of the actual service provider.  Please provide a letter of explanation and confirmation of delivery to the borrower.
04/05/2017: see attached
04/05/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 38.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300331664	e9d82661-4e16-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	LE that goes with CO dated XX/XX/XXXX not provided. (COC - Change in loan amount and sale price.)		04/03/2017: This is a non-material issue. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 38.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300331664	28047717-a918-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes in section F of the final CD are missing the name of government entity.  Additionally, the 2017 Property Taxes in section F should be moved to section E of the final CD.  Please provide a letter of explanation and confirmation of delivery to the borrower.
04/05/2017: see attached
04/05/2017: Audit review of revised CD includes Section F property taxes and city taxes listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 38.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300346199	ca62c43b-380b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		03/19/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300346199	6f601ca2-360b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final closing disclosure are missing the government entity. Please note that an explanation to the borrower along with proof of delivery must also be issued.		03/22/2017: Received explanation letter, sir bill and post consummation CD reflecting payee for taxes in Section F. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300346199	ca52b19d-350b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing 12 months draw history to verify that no draws greater than $2,000.00 have occurred. Additional conditions may apply	The HELOC is not tied to the subject property. The mortgage paid off tied to the subject property was a fixed rate mortgage that you can't draw on. Please rescind this condition.
03/22/2017:  Audit reviewed Lender's rebuttal and agrees.  The second lien on the subject property is a mortgage, not an equity line, which is verified by the credit report. The mortgage is > 12 months old.  The HELOC is secured by a different property.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300346199	f282bda8-260f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided.		03/22/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300432205	b8619df6-464e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee. Provide a corrected CD and letter of explanation to the borrower.	06/15/2017: see attached
06/15/2017: Audit review of revised CD includes Section B payee to Credit Report. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.10 months reserves; Years on Job Borrower has 31 years on job

300432205	0450012a-f379-4819-98e0-24874179ede5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX resulting in a $XX refund due for cure.
06/12/2017: A RESPA Credit Report $XX charge cure on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.10 months reserves; Years on Job Borrower has 31 years on job

300432205	8917f4e4-974f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation
The loan file is missing a copy of the XXXX tax extension.  Please provide a copy of the XXXX taxes or a copy of the filing extension.  Additionally, need evidence of closure of the revolving and Installment debts paid off at closing.

06/15/2017: Please rescind this request. See the attached guidelines. This documentation is only required when we are using Income Tax Returns to verify income. We did not use the tax returns to document the income. We had 2 years W-2’s and paystub.

06/15/2017: Audit reviewed the Lender Rebuttal, and has determined that guidelines state W-2 forms OR personal tax returns, including all schedules, for prior two years are required. XXXX/XXXX W2's were provided within the loan file. QM requires copies of IRS OR state tax returns OR an IRS tax-return transcript OR Form W-2, therefore QM has been met. HOWEVER, the requirement for the revolving account closure and installment closure for accounts paid at closing is an Investor requirement. Condition remains.   06/19/2017: Lender provided Tradeline Update which reflects revolving and installment loan account were closed. Revolving still reflects a balance and monthly payment that was included in DTI. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.10 months reserves; Years on Job Borrower has 31 years on job

300432205	ade4f928-974f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed as $XXX and on the final CD as $XXX exceeding the allowable XX% tolerance.  A tolerance cure of $XX is required.  No evidence of tolerance cure provided in file.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															06/15/2017: see attached	06/15/2017: Audit reviewed the final CD at closing, and has determined that the cure was reflected in Section J. Loan will be rated a Fitch B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.10 months reserves; Years on Job Borrower has 31 years on job

300341833	f6622cc1-7d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/21/2017: The finding is non material. Loan will be graded a B for all agencies
300341833	b663f744-7d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.
03/21/2017: The Post Close CD in the loan file reflects the Appraisal Report Fee payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300342678	0a7fb2c7-9914-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing evidence of Loan Approval	1008 in file is blank.	04/04/2017: see attached	04/04/2017: Audit reviewed the final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300342678	ed274fa1-ac9d-4996-b9d4-cc34ab25f029	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated X/XX/XXX is missing the lender's e-mail and/or phone number under the section: Additional Information About This Loan.		3/31/2017: This finding is not material. Loan will be graded a B for all agencies.
300456571	57fdd62b-f7d1-4fca-a2f4-6149c56b75eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $xxx resulting in a $xxx refund due for cure.  Cure provided per lender credit on final CD.
07/08/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.40 months reserves; Years in Field Borrower has 16 years in Field

300456571	4cc46f89-32ae-4cc3-8ddc-e44048479649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX points and fees exceeds $XX,XXX.XX max allowed.
07/25/2017: Audit consulted with Compliance, and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.07/24/2017: Audit consulted Compliance, and has determined that there is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.07/14/2017:  Audit calculation of points & fees:  Origination $XX,XXX + Discount $XXXX.XX + Appraisal $XXX.XX + Underwriting $XXX.XX = $XX,XXX.XX

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.40 months reserves; Years in Field Borrower has 16 years in Field

300456571	60906d2b-8563-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX		07/14/2017: Received supplemental report reflecting correct loan amount. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.40 months reserves; Years in Field Borrower has 16 years in Field

300348561	510f7ddf-6e7e-4fa2-b40c-f82289183f68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/30/2017:  A Post Close CD provided in the file reflects the entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300348561	b95ca600-9015-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		03/30/2017: This finding is not material. Loan will be graded a B for all agencies.
300348561	e46799d9-0d57-4df8-ada6-469d053bd147	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/30/2017:  A Post Close CD provided in the file reflects the payee for the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300348561	a78c1644-3492-420e-9d27-2b0844ec3cac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided in the file.	04/04/2017: please see attached	04/04/2017: Audit reviewed the FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300346255	29e1ade4-6818-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects XXX,XXX in dwelling coverage with no evidence of replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
04/06/2017: please see attached letter from insurance company. Please rescind condition as this was included in the credit upload.
04/06/2017: Audit re-analyzed the loan file, and has determined that a letter insuring for Replacement Cost was provided by the Insurance company within the loan file. Documentation from the insurance carrier does confirms the property will be insured up to the replacement cost. Coverage is sufficient. Condition cleared.

300346255	3f59eeed-6818-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/03/2017: This finding is not material. Loan will be graded a B for all agencies.
300348077	bcdc935a-a51b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/13/2017: please see the Post closing CD provided that reflects the government entity. Please rescind this condition.
04/13/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Post Closing CD was provided within the loan file with correction, as well as the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.  Loan will be rated a 'B'.

300348077	18671d36-cc76-41c9-a86b-be2db5139ab5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report and Final Inspection Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.
04/07/2017:  A Post Close CD provided in the file reflects the payee for the Credit Report and Final Inspection fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300348077	b364eb4c-2578-4023-a0b7-91507f3fff02	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXX reflected an Appraisal Fee of $XXX.XX and no Final Inspection Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and a Final Inspection Fee of $XXX.XX.  These fees are in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
04/07/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300348077	9891c466-a51b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/07/2017: This finding is not material. Loan will be graded a B for all agencies.
300348081	4de005f8-3fea-4f5e-8aa3-ef0a2d01cd74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $X.XX is required.
04/06/2017: The Final CD reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300348081	54d15473-d11a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	04/11/2017: see attached
04/11/2017: Audit reviewed the executed Payoff Affidavit, and has determined that the document directs the account to be closed and released. Documentation submitted is deemed acceptable. Condition cleared.

300348081	2523524a-d41a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		04/06/2017: The finding is non material. Loan will be graded a B for all agencies.
300348560	d7ccf468-7a15-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Report fee and Credit Report fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/30/2017: A Post Close CD reflects the Appraisal Report fee payee and the Credit Report fee payee on section B of the CD. Condition cleared. The loan will be rated a B for all agencies.
300348560	d9af5f1c-7915-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		03/30/2017: The finding is non material. The loan will be rated a B for all agencies.
300425466	b6fa9a2a-7e4f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Payoff Interest in section H of the final CD paid to the broker and lender should not be disclosed in Section H.  A general credit would be listed in Section J of the CD; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A.  Proper disclosure of credits is referenced in 1026.38(h)(3).
06/20/2017: Lender provided Post Close CD reflecting the Payoff Interest was removed by lender. The loan will be rated a B for all agencies.
300425466	322bf5c2-514d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/20/2017: Lender provided Post Close CD reflecting Credit Report fee in Paid By Others column. Loan will be graded a B.
300433053	34ad6733-0252-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Provide corrected CD and letter of explanation to the borrower.		06/15/2017: A Post Close CD in the loan file reflects the property taxes entity payee. Condition cleared. Loan will be graded a B for all agencies
300441060	ac93ce44-9022-4acf-ba5b-dbc29983d1ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Email of the Lender is missing. Provide re-disclosed CD and letter of explanation.		06/15/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS is non-material. The client has adopted SFIG guidance. Condition rescinded.
300457154	29f7c292-b540-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		5/31/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300457154	724d6845-c8aa-45b8-be0e-3f913c78407b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Attorney Document Preparation fee in section B of the final Closing Disclosure is missing the name of the service provider. Proved corrected CD and letter of explanation to the borrower.	06/05/2017: see attached
06/05/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  05/31/2017:  Received explanation letter, air bill and post consummation CD adding the payee to Section B.  However, the closing date on page 1 is incorrect.  Condition remains.

300433058	7dc6e30b-7386-457b-938c-6c339a8393c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX,XXX.XX. The lender credit decreased to $XX,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
06/09/2017: The remaining difference of $XX.XX ($XXX.XX less $XXX.XX) is due to the $XX.XX tolerance credit as shown in Section J of the final CD.XX/XX/XXXX: see attached
06/09/2017: Audit concurs with the Lender Rebuttal, and has determined that the lender credit was applied and account for on the Post Funding CD. Loan will be rated a Fitch B.XX/XX/XXXX: Audit reviewed Post Funding CD, and has determined that a lender credit in the amount of $XX,XXX.XX was reflected on LE dated XX/XX/XXXX. The lender credit decreased to $XX,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide COC with explanation. Condition remains.

300433058	03ae2557-a244-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Principal Reduction- Excess Rate Credit should not be disclosed in Section H of the Final Disclosure. A general credit would be listed in section J of the C.D.	06/07/2017: see attached
06/07/2017: Audit reviewed the revised CD, and has determined that a principal reduction, if needed due to program or investor constraints, may be disclosed in section H or K as a positive number, section L as POC, on an addendum. Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300433058	339fc82a-9c44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses please provide an attestation stating such.	06/05/2017: ABA	06/05/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300433058	433a2c44-9944-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/01/2017: CDA provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300433058	4b1624a8-9f44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.	06/07/2017: see attached
06/07/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300433058	2fc8c240-9f44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in Section B are subject to X% variance.  LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting COC for any subsequent disclosures.  The final Closing Disclosure reflects a Credit Report fee of $XX.XX.  This fees are in X% tolerance section.  Lender tolerance cure of $XX.XX is required.
															06/07/2017: see attached	06/07/2017: Audit reviewed the final and post funding CD within the loan file, and has determined that both reflect a tolerance cure in Section J in the amount of $XX.XX. Loan will be rated a B.
300421793	0f519c33-184a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/07/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICOof 720, loan qualified with FICO of 780; Years in Field Borrower has 31 years in Field; Years in Primary Residence Borrowers resided in primary residence for 3 years

300421793	0eae9341-184a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' other retirement account statements. The loan file is missing 1 month statement for the borrower’s IRA account.
06/05/17: We respectfully request this be waived. The IRA statement is from X/X/XX to X/XX/XX. It has YTD information on it which would be January and February and it has the beginning account value for XXXXXXXX X, XXXX which is substantially the same amount.

06/13/2017: Audit re-analyzed Assets, and has determined that the IRA account is not required to meet Reserves. Total assets without IRA statement equal $XXX,XXX.XX minus $XXX,XXX.XX (cash to close) minus $X,XXX.XX (REO PITI) minus $XX,XXX.XX (Subject PITI) equals $XXX,XXX.XX of remaining reserves. Condition cleared. XX/XX/XX: Exception request submitted to client.

 FICO is higher than guideline minimum UW Guides require FICOof 720, loan qualified with FICO of 780; Years in Field Borrower has 31 years in Field; Years in Primary Residence Borrowers resided in primary residence for 3 years

300425488	d7e1720f-684d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee. Provided corrected CD and letter of explanation to the borrower.
06/09/2017: A Post Close CD in the loan file reflects the Appraisal Report Fee entity payee. A LOE is missing from the loan file.  Condition remains. XX/XX/XXXX: Lender provided Post Close CD that reflects the payee for the Appraisal Report Fee along with a letter to the borrower and shipping label. Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32 months reserves

300425488	29cd5b64-e3e2-4ea8-985a-d446db08713f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% exceeds allowable tolerance of X.XXX%. No Cure.
06/12/2017: This is deemed non-material when the LE is over-disclosed from the CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32 months reserves

300425488	afeeebe0-684f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. The hazard insurance declaration in the loan file is effective XX/XX/XXXX which is after the Note date.	06/14/2017: please see attached
06/14/2017: Audit reviewed revised Hazard Insurance declaration page, and has determined that the effective date is same day as consummation date. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32 months reserves

300425488	c7107e7a-684d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was not disclosed on the LE and on the final CD as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XXX is required.		06/12/2017: A RESPA Recording fee $XXX charge cure on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32 months reserves

300440068	3f7c4f33-cc3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing asset documentation
Lender's guidelines allow the use of gift funds once the borrower contributes at least X% from their own funds.  Borrower's verified liquid assets are $XXX,XXX which is less than X% or $XX,XXX.  Please provide evidence Borrower contributed X%.
															05/25/2017: please see attached	05/25/2017 - Borrower contribution is in the amount of $XX,XXX.XX which is equal to X.X% contribution. Client acknowledges exception. XX/XX/XXXX: Pending further review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.50 months reserves

300440068	059ca509-3b3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
05/25/2017: please see attached
05/25/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.50 months reserves

300440068	d9bc5210-3b3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Documentation
The final loan application liabilities section reflects "POC Items" with a balance of $XX,XXX.XX and a monthly payment of $XXX.XX, however there is no documentation in the loan file to support these figures.  Please provide letter of explanation itemizing the "POC Items" and supporting documentation evidencing the figures disclosed on the final loan application.

06/22/2017: Please clear this condition, attached is the signed application with the POC item under liabilities removed as requested. Also attached is the email sent to XXXX. Thank you. XX/XX/XXXX: That amount is for the POC items that we did not verify the source of at the time of underwriting. That amount does not appear on the final CD. Whenever an underwriter does not have proof of the POC items paid, they count it as a debt and X% is counted as a payment. We’ve had this issue before on another file and it was cleared. Please ask for a management opinion or client opinion. Since there were no POC (Paid out of closing) charges on the disclosure, this Is not applicable. XX/XX/XXXX: please see attached

07/02/2017: Audit consulted with Securitization, and has determined that including the payment in the debt and listing the total debt as outstanding is deemed acceptable. No QM issue. Loan will be rated a B. XX/XX/XXXX: Re-submitted to Client with documents provided, pending Client review. XX/XX/XXXX: Pending client review. XX/XX/XXXX: Audit escalated the exception request, and was not approved. Investor reviewed and due to being unable to confirm accounts closed after payoff, loan will remain active. Condition will remain as active and loan is rated IVR3 at this time. XX/XX/XXXX: Exception is pending review from client. XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that confirmation of "what" that debt may be is required. Provide sufficient evidence of debt amount totaling the $XX,XXX. Additional conditions may apply.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.50 months reserves

300440068	a94a6d2b-191c-4b0b-b1e6-2752ccf39649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Courier/Wire/E-Mail Fee, Title - Document Prep, Title - Loan Tie-In and Title - Mobile Notary Fee (Travel - Not Notarized) fees in section C of the final Closing Disclosure reflect the incorrect service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/17/2017:  A Post Close CD provided in the loan file reflects the correct service provider for the aforementioned title services fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.50 months reserves

300441505	d74df3d5-5250-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		06/20/2017: Lender provided Post Close CD reflecting government entity for Transfer Tax along with letter to borrower and shipping label. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum The middle score is 787, the minimum is 700; No Mortgage Lates The borrowers have verified over 55 months with no mortgage lates; Years on Job The borrower has been with the same employer for 18 years

300460584	bff19066-fc49-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		06/09/17: Lender provided the corrected CD within 60 days of consummation,LOE to the borrower and evidence of mailing. Loan will be graded a B.
300460584	485f6d78-f049-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		.06/07/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300338886	d8cef599-6d2c-4c90-951b-aebbc9ed6c94	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

06/06/2017: As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be X.XXX%. See attached rate sheet.
06/06/2017: Audit reviewed the Rate Sheet for par rate, and has determined that the fees are Bona Fide and may be excluded. Points and Fees do not exceed QM threshold. Condition cleared.
300338886	5e8a61c5-cfa3-4386-8079-9175b4a93006	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
05/31/2017: The Final CD reflects a post close tolerance cure of $XXX.XX which is sufficient. Loan will be rated a B for all agencies.
300338886	ca809548-773f-4b53-a5ee-d4f08390e972	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, the Title - Courier/Wire/E-Mail Fee, Title - Mobile Notary Fee (Travel - Not Notarized) and Title - Settlement Or Closing Fee reflect the incorrect service provider.

05/31/2017:  A Post Close CD provided the file reflects the Credit Report fee in section B and the correct service provider for the title fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300338886	a3dac449-2b46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/02/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300436457	5381ad03-9a54-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Services Borrower Did Not Shop For section of the final Closing Disclosure does not list payee for Appraisal Fee and Credit Report Fee.  Taxes and Other Government Fees does not list payee for Transfer Tax Fee.  Prepaids section of the final Closing Disclosure does not list payee for Property Taxes.  1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.  Provide re-disclosed CD and letter of explanation.
06/18/2017: Post Closing Disclosure dated XX/XX/XXXX reflects payee for Appraisal Fee, Credit Report Fee, Transfer Tax Fee and Property Taxes.
300472151	c32d2e97-e56c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/21/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  59.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.80 months reserves

300472151	d6b1ed1f-0a6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX	07/28/2017: see attached	07/28/2017: Audit reviewed attestation from Title Agent, and has determined that the correct insurable amount was verified by the agent. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  59.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.80 months reserves

300454474	c83ac1ea-b44a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/09/2017: CDA provided reflecting a value of $XX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300454474	7bee89fb-e34a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD signed and dated XX/XX/XXXX per Disclosure History was not provided in the file.		06/09/17: Lender provided the initial closing disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300454474	82bde0ad-b44a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Survey Fee in section H (Other) of the final Closing Document is missing the name of the service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/14/2017: see attached
06/14/2017: Audit review of revised CD includes Section F payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300454474	66d8568a-b44a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/14/2017: see attached
06/14/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300454474	a274a890-9bf8-407b-8b0f-ecd5c9180b31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/14/2017: see attached
06/14/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300441299	dec090a3-b64f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		06/12/2017: A Post Close CD in the loan file reflects the property taxes government entity. Condition cleared. Loan will be graded a B for all agencies
300441299	597cd747-f797-4cff-98a8-d7698ecd41b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure was not provided in the loan file.		06/20/2017: Lender provided Initial Escrow Account Disclosure. Condition cleared.
300441299	bc8dd35e-b34f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Initial CD.  Disclosure Tracking provided in the file reflects Initial CD was ordered and distributed to the borrower on XX/XX/XXXX, however there is no copy of this CD in the file.  Additionally, missing copy of interim CD dated XX/XX/XXXX.
															06/16/2017: see attached	06/16/2017: Audit reviewed initial CD's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300472117	c2f36e8d-c855-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the co-borrower was self-employed for X years and the tax returns indicated the borrower was self-employed for at least X years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrowers business together and the co-borrower's second business reflected on the loan application, rendering the subject mortgage ineligible for delivery to the investor.

06/26/17: Lender provided the third party verification for the Borrower's business. Did not use any income from the co-borrowers second business therefore there is not any requirement for verification. Condition cleared.

 FICO is higher than guideline minimum Borrowers' FICO of 772 is higher than the minimum required of 720; LTV is lower than guideline maximum LTV of 42.35% was lower than the maximum allowed of 80%; Reserves are higher than guideline minimum Borrowers had reserves of 67.80 months where only 6 months were required.

300472117	40117100-6935-457e-b835-b8f2d60e72af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Flood Certification fee and with no COC for any subsequent disclosures.  The Final CD reflects a Flood Certification of $X resulting in a $X refund due for cure.
06/21/2017: A RESPA Flood Certification charge cure of $X on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Borrowers' FICO of 772 is higher than the minimum required of 720; LTV is lower than guideline maximum LTV of 42.35% was lower than the maximum allowed of 80%; Reserves are higher than guideline minimum Borrowers had reserves of 67.80 months where only 6 months were required.

300472117	60eba440-8aa2-4d5c-a72f-139eec02ca41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/21/2017: A Post Close CD reflects the credit report fee was added by the lender. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Borrowers' FICO of 772 is higher than the minimum required of 720; LTV is lower than guideline maximum LTV of 42.35% was lower than the maximum allowed of 80%; Reserves are higher than guideline minimum Borrowers had reserves of 67.80 months where only 6 months were required.

300441698	d540a132-4aa7-421f-9946-0feab69fe0de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
06/01/2017: A RESPA Credit Report credit of $XX.XX charge cure. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82 months reserves

300441698	9a706f67-ae47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Appraisal Fee in section H of the final CD should be moved to Section B. Provided a corrected CD and letter of explanation to Borrowers.		06/2/2017: A Post Close CD reflects the $XXX Appraisal fee was moved from section H to section B and lender paid along with LOE. Condition cleared. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82 months reserves

300441698	1d29a85f-af47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
A hazard insurance declaration for the subject property was not provided.  The hazard insurance declaration in the loan file reflects an effective date of XX/XX/XXXX which is after the Note date and mortgage transaction date.
															06/07/2017: see attached final settlement/disbursement statement. shows settlement/disbursement date is XX/XX/XXXX which coincides with the effective date of XX/XX/XXXX. Please remove condition	06/07/2017: Audit reviewed the signing date and disbursement date, and has determined that the Hazard Insurance effective date falls between those two dates. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82 months reserves

300441698	31f4eb3f-af47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		06/07/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82 months reserves

300441698	01c7e9ea-62a4-4d0d-8b4d-c9c4dd34fbf1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure is paid to "Reimburse" and should be paid to the actual service provider.  Provide a correct CD and letter of explanation to the borrower.
06/01/2017: A Post Close CD reflects the service provider was added along with LOE to the borrower and confirmation of delivery. Condition cleared. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82 months reserves

300441866	4f52baea-3746-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/02/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300441866	80b682be-0951-4e6b-8ace-3565c0022bd3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
The Closing Disclosure dated XX/XX/XXXX  in the Costs as Closing section, for the field Closing Costs: in Loan Costs of $X,XXX.XX does not match the amount disclosed of $X,XXX.XX on page 2 of the CD.  Provide re-disclosed CD and letter of explanation.
06/09/2017: please see attached revised CD
06/09/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300441866	b65f5afd-3b46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Principal Reduction-Excess Rate Credit reflected in section H of the Final Closing Disclosure should be reflected as a Lender Paid Closing Cost		05/31/2017: A Post Closing CD reflects the Principal Reduction-Excess Rate Credit was moved to total payoffs and payments. Condition cleared. The loan will be rated a B for all agencies.
300445057	c8671269-2e63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
Section E Recording Fees are subject to 10% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XX.XX ($XX.XX at 10%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XX.XX for a variance/refund required of $X.XX to meet 10% threshold.
07/07/2017: The Final CD reflects a post close cure of $X.XX, which is sufficient. Loan will be rated B for all agencies.
300445057	8e445d3b-5063-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.		07/07/2017: Corrected Post Close CD reflects Principal Reduction in the Payoffs and Payments section. Loan will be rated B for all agencies.
300449506	89614560-46bd-4803-9b2b-2c18744fc459	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

06/12/2017:  A Post Close CD provided in the file reflects the Credit Report in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300456570	96b94790-89ef-49c6-8b7e-12b992e0f43d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated XX/XX/XXXX as the Transfer Tax has increased from $XXXX.XX to $X,XXX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.

06/09/17: A tolerance credit of $XXX.XX ($X,XXX less $X,XXX) was given on the final CD in Section J ("Lender Credits (includes $XXX.XX credit for increase in Closing Costs above legal limit"). Condition rescind.

300456570	455528e9-134a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		06/05/2017: A Post Close CD in the loan file reflects the transfer tax payee entity. Condition cleared. Loan will be graded a B for all agencies
300456570	3d264a14-034a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/07/2017: CDA provided reflecting a value of $718,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300456570	3112b4fb-144a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The CD dated XX/XX/XXXX reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

06/09/17: A tolerance credit of $XXX.XX ($X,XXX less $X,XXX) was given on the final CD in Section J ("Lender Credits (includes $XXX.XX credit for increase in Closing Costs above legal limit"). Condition rescinded.

300456570	b007bf25-144a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee and Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		06/05/2017: A Post Close CD in the loan file reflects the Appraisal Report Fee and Credit Report Fee payee. Condition cleared. Loan will be graded a B for all agencies
300472339	53657bff-9b52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  2014 Signed business returns not provided for business B on Statement 2 from Schedule E, part II of the 2015 tax returns.
06/21/2017: please see attached
06/21/2017: Audit reviewed the executed 2014 1065 Partnership Returns, and had determined that the documentation submitted was dated PRIOR to consummation.  Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of  815; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181.70 months reserves; Years Self Employed Borrower has 42 years Self Employed

300442173	1041b9ec-905a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Missing Settlement Agent contact ID #. Provide corrected CD and LOE.
06/26/2017: A post Close CD in the loan file reflects the government entity payee name and Settlement Agent contact ID#.Condition cleared. Loan will be graded a B for all agencies.
300483637	e73bfe2b-ea6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX		7/21/2017: Title commitment with accurate loan amount coverage provided is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  61.82%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1017.60 months reserves

300450822	501dc2a5-3b4d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	06/14/2017: please see attached	06/14/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300450822	02ba4800-35e3-45a0-8f9b-76232a4228ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

06/09/2017:  A Post Close CD provided in the loan file reflects the Credit Report fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300450822	34caecff-250c-4eb9-aa38-1b3fcecea265	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

06/09/2017:  A Post Close CD provided in the loan file reflects the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300450820	dcd97615-588f-4405-b930-2bdc6da0b398	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.SS and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
06/15/2017: The Final CD reflects a post close tolerance cure of $XXX.XX which is sufficient. Loan will be rated a B for all agencies.
300458273	c5df129b-4c1c-4db8-8f3a-982a882dac06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet provided on X/XX/XXXX and application date is X/XX/XXXX.		06/19/2017: Lender provided evidence Home Loan Toolkit provided on XX/XX/XXXX. Condition cleared.
 DTI is lower than guideline maximum Guidelines allow 43% maximum DTI, loan qualified with 35.14% DTI; FICO is higher than guideline minimum Guidelines require 720 FICO minimum, loan qualified with 741 FICO; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 36.90 months reserves

300458273	c42a5ca8-7b51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #3 on the final application not provided. Evidence of property taxes is required in order for the loan to be classified as a Qualified Mortgage.		06/19/2017: Audit re-analyzed the loan file, and has determined that evidence of PITI was provided via Mortgage Statement. Condition rescinded.
 DTI is lower than guideline maximum Guidelines allow 43% maximum DTI, loan qualified with 35.14% DTI; FICO is higher than guideline minimum Guidelines require 720 FICO minimum, loan qualified with 741 FICO; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 36.90 months reserves

300458273	227c4052-7c51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for properties #1, #2, #3 on the final application not provided. Evidence of insurance is required in order for the loan to be classified as a Qualified Mortgage.		06/19/2017: Audit re-analyzed the loan file, and has determined that evidence of PITI for all 3 properties was provided via Mortgage Statements. Condition rescinded.
 DTI is lower than guideline maximum Guidelines allow 43% maximum DTI, loan qualified with 35.14% DTI; FICO is higher than guideline minimum Guidelines require 720 FICO minimum, loan qualified with 741 FICO; Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 36.90 months reserves

300450895	829ca14b-85f6-4bab-9ee2-74e1621ea9f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower not provided 3 day rescission period
Lender failed to provide 3 business days to rescind the transaction. The Notice of Right to Cancel (non-borrower spouse) reflects a transaction date of X/XX/XXXX and an expiration date of X/XX/XXXX; the expiration date should have been dated X/XX/XXXX.  A re-opened Right to Cancel, Post Close CD and Final Settlement Statement are required.
06/20/2017: Lender provided evidence of re-opened RTC, letter to borrower and shipping label. Condition cleared.
300450895	23e2e118-ee46-41cf-8167-6b71f2e5b714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final CD does not reflect the Email address of the Lender. Provide re-disclosed CD and letter of explanation.		06/20/2017: Lender provided Post Close CD reflecting Lender's email address. Loan will be graded a B for all agencies.
300450895	b61273ec-a54f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Credit report fee in section B of the Final CD reflects “reimburse” to the broker but does not reflect the name of the payee.		6/12/2017: A post Close CD reflects the credit report fee payee name. Condition cleared. Loan will be graded a B for all agencies
300450859	f6bb46f1-6950-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing the Mortgage/deed of trust legal description that should be as an attachment to the Mortgage/deed of trust.		06/19/2017: Lender provided Deed of Trust with legal description. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves; Years on Job Co-Borrower has 12 years on job

300450859	34887a0e-9de0-4a86-8fef-84c1bd96ea8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The XXXX corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed but do not list the amount of charges.		06/13/2017: Audit calculated section B and C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves; Years on Job Co-Borrower has 12 years on job

300450859	8373e847-5850-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX and on the Post Close CD dated XX/XX/XXXX as $XXX, exceeding the allowable XX% tolerance.  A tolerance cure of $XX is required.  No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of refund to the borrower, letter of explanation and proof of delivery to the borrower.
															Disagree - XX% variance fees decreased from the final LE to the final CD. LE XX% variance fees total $X,XXX.XX vs final CD XX% variance fees total of $X,XXX.XX.	06/19/2017: Combined Section C and Recording Fee are within XX% tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves; Years on Job Co-Borrower has 12 years on job

300450859	404a8f81-b196-4cca-99a2-f8de840d94f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure are paid to "Reimburse" and should be paid to the actual service provider.  Provided corrected CD and letter of explanation to the borrower.
06/13/2017: A Post Close CD reflects the actual service provider and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves; Years on Job Co-Borrower has 12 years on job

300455488	27792608-cb5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in Section H of the Final Closing Disclosure does not reflect the name of the payee. Provide re-disclosed CD and letter of explanation.		07/13/2017: Received explanation letter and post consummation CD. Payee is reflected in Section H. Condition cleared. Loan will be rated a B.
300455488	e3a37465-cc5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Funding Closing Disclosure not provided in file.  Subject located in a XXX XXXX XXX.  Final Settlement Statement in file indicates a cash to close of $XXX,XXX.XX with a refund of $XXX.XX for a total cash to close of $XXX,XXX.XX vs the Final CD which reflects a cash to close of $XXX,XXX.XX with no refund a discrepancy of $X,XXX.XX. Provide explanation for $X,XXX.XX discrepancy and if applicable, copy of refund check to the borrower, along with letter of explanation and proof of delivery.
07/13/2017: Received explanation letter and post consummation CD. Cash to close matches the Settlement Statement. Condition cleared. Loan will be rated a B.
300460582	bea39f6d-ad5f-469c-8e9e-d619d2d35b4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure is missing the signatures of both Borrowers.	06/30/2017: please see attached	06/30/2017: Audit reviewed executed CD by both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300471873	bcd43a12-e0d7-44c3-bc28-5b3a1d5e284d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be X.XXX%.  See attached rate sheet.

07/25/2017: Audit consulted with Compliance, and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.XX/XXXX: Audit consulted Compliance, and has determined that there is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation.  To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that the pricing sheet provided only reflects one par rate, however the lender is stating a higher par rate. That is in direct contrast with the rate sheet, therefore it cannot be use it to determine if the point/rate reduction passes the test.  Provide the actual pricing sheet that was used to show the par rate, if it was priced out then the sheet should be available. Condition remains. 07/14/2017:  Per Compliance, not bona fide.  To satisfy this standard, a creditor may show that the reduction is reasonably consistent with established industry norms and practices for secondary mortgage market transactions. For example, a creditor may rely on pricing in the to-be-announced (TBA) market for mortgage-backed securities (MBS) to establish that the interest rate reduction is consistent with the compensation that the creditor could reasonably expect to receive in the secondary market. The creditor may also establish that its interest rate reduction is consistent with established industry practices by showing that its calculation complies with requirements prescribed in Fannie Mae or Freddie Mac guidelines for interest rate reductions from bona fide discount points. For example, assume that the Fannie Mae Single-Family Selling Guide or the Freddie Mac Single Family Seller/Servicer Guide imposes a cap on points and fees but excludes from the cap discount points that result in a bona fide reduction in the interest rate. Assume the guidelines require that, for a discount point to be bona fide so that it would not count against the cap, a discount point must result in at least a 25 basis point reduction in the interest rate. Accordingly, if the creditor offers a 25 basis point interest rate reduction for a discount point and the requirements of § 1026.32(b)(1)(i)(E) or (F) are satisfied, the discount point is bona fide and is excluded from the calculation of points and fees.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.10 months reerves

300471873	96fab344-575c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		06/28/2017: The Post close CD reflects the government entity payee. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.10 months reerves

300471873	af2544f5-d45c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	07/05/2017: Taxes and insurance are included in the mortgage payment, please see attached	07/05/2017: Audit reviewed departure residence Mortgage Statement, and has determined that evidence of taxes and insurance escrows were reflected on the statement. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.10 months reerves

300471873	e31d9671-d55c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided.	07/05/2017: Taxes and insurance are included in the mortgage payment, please see attached	07/05/2017: Audit reviewed departure residence Mortgage Statement, and has determined that evidence of taxes and insurance escrows were reflected on the statement. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.10 months reerves

300475540	7057cfdc-f672-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Provided corrected CD and LOE to the borrower.		08/04/2017: Received explanation letter, air bill and post consummation CD adding payee to Section F. Condition cleared. Loan will be rated a B.
300461106	2315179f-1e5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/29/2017: A Post Close CD in the loan file reflects the credit report fee in section B. Condition cleared. Loan will be graded a B for all agencies
300461106	ba106fef-965d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX with a refund to borrower of $X,XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide letter of explanation and if applicable copy of refund check along with proof of delivery within 60 days of consummation.
07/12/2017: see attached
07/12/2017: Audit review of Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300470516	11dfa411-1e4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/09/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300470516	85b444f7-8f4b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy and if applicable, letter of explanation to the borrower, copy of refund check, and proof of delivery within 60 days of consummation.
															06/12/2017: see revised CD	06/12/2017: Audit reviewed Post Funding CD, and has determined that the cash to close reflects same as the Final Settlement Statement's cash to close. Condition cleared.
300470516	68722798-9f71-49b5-9c69-2a218923b714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Courier/Wire/E-Mail Fee, Title - Document Prep, Title - Loan Tie-In Fee and Title - Settlement Or Closing Fee did not reflect the correct service provider.
06/07/2017:  A Post Close CD provided in the loan file reflected the correct service provider for the aforementioned title services fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300470516	fe9c1a2b-af0c-4cb5-bc70-e99c35d28c80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

06/12/2017: As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be X.XXX%. See attached rate sheet.

06/12/2017: Audit reviewed the Lender Rebuttal, as well as recalculated Points and Fees, and has determined that the Points and fees are bona fide discount points. Loan does NOT exceed the QM Points and Fees threshold. Condition cleared.

300455221	9d90dc64-bbaa-4f60-b716-de34a8065da0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a Final Inspection Appraisal fee with no resulting COCO for any subsequent disclosures.  The final CD reflects a Final Inspection Appraisal fee of $XXX resulting in a $XXX refund due for cure.
07/18/2017: A RESPA Final Inspection Appraisal fee charge cure of $XXX. The loan will be rated a B for all agencies.
300455221	e3d83ab3-eb6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required.
The LE dated XX/XX/XXXX did not reflect a Final Inspection Appraisal fee with no resulting COCO for any subsequent disclosures.  The final CD reflects a Final Inspection Appraisal fee of $XXX resulting in a $XXX refund due for cure.

300455233	f88dd1a4-8e5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		06/26/2017: A Post Close CD in the loan file reflects the name of the government entity assessing the tax. Condition cleared. Loan will be graded a B for all agencies.
300455487	d9cbfb0a-3f5b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception
The loan file is missing a letter of explanation the borrow no longer is Self-Employed as reflected on his 2015 and 2014 tax returns.  Please provide a statement from the borrower or CPA regarding his Self-employment status.  Additional conditions may apply.
															06/29/2017: Please rescind this condition. The attached 2016 Final K-1’s for the borrower’s self-employment was in the original file sent	06/29/2017: Audit concurs with the Lender Rebuttal, and has determined that the K1 reflects FINAL. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves; Years in Field Borrower has 11 years in Field

300455487	673523c7-ab5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	06/29/2017: see attached payoffs that borrower signed	06/29/2017: Audit reviewed executed HELOC closure letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves; Years in Field Borrower has 11 years in Field

300455513	0781c75f-9e5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	File is missing the verification of Taxes and Insurance amounts for rental property.	07/07/2017: see attached	07/07/2017: Audit reviewed the Taxes and Insurance for REO property, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300455513	b18152b4-405b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX.XX ($XX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
06/30/2017: The total of the fees in the XX% tolerance bucket (title and recording fees) decreased from the LE to CD so there is no tolerance violation ($X,XXX.XX vs $X,XXX.XX).
06/30/2017: Audit concurs with the Lender Rebuttal, and has determined that no violation was found. Cure on CD of $X.XX, loan will be rated a Fitch B. XX/XX/XXXX:  CD provided in the loan file reflects tolerance cure of $X.XX, which is not sufficient.  Condition remains.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300457170	5f2976b0-bb5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
07/12/2017: Please rescind this condition. The attached insurance policy was in the original file that states “Policy is at replacement cost” in remarks. Let us know if you need anything else.
07/25/2017:  Audit reviewed the Insurance Agent's statement via e-mail, and has determined that the agent verified the insurable value of the property. Sufficient coverage was provided and is deemed acceptable. Condition cleared.07/21/2017:  Pending Client exception request07/17/2017:  Per Director of Securitization, please provide cost estimator.  If unable to provide, see if the insurance company will state this is the insurable value of the property to meet FNMA requirements.  Once received, a waiver from Client will be required.  07/14/2017:  Pending management review07/12/2017: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "replacement costs", the replacement cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years on Job Borrower has 8 years on job.

300457170	a286467b-c05d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	07/06/2017: CDA	07/06/2017: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $950,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years on Job Borrower has 8 years on job.

300457170	5c01ff40-ae48-4051-93e0-bf919f9fe8a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	07/12/2017: see attached
07/14/2017:  Received explanation letter, air bill and post consummation with payee in Section E.  Condition cleared.  Loan will be rated a B.XX/XX/XXXX: Audit reviewed the attached documentation, and has determined that the incorrect documents were submitted. The CD is for a different borrower, address and loan number. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years on Job Borrower has 8 years on job.

300457917	238a335d-885a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA DUES in section H of the final Closing Disclosure are missing the name of the service provider. Provide corrected CD and letter of explanation to the borrower.	07/02/2017: see attached
07/02/2017: Audit review of revised CD includes all Section H payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 27 months payment history with no late payments reported; Years on Job Borrower has 4.67 years on job

300458271	1e7f8119-a41f-454b-b000-7fe1c26bc086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/12/2017: A letter of explanation to the borrower along with proof of delivery was also provided in the file. Condition Cleared. Loan will be graded a B for all agencies.
300461090	da292fff-293e-4d5a-a17c-a44056ddf67b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of XXX.XX. The lender credit decreased to $XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.
07/17/2017: This finding is deemed non-material and loan will be rated EV2, B grade.
300461090	d142a727-4e63-4181-ac06-ff8a9fcac972	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a lender credit in the amount of XXX.XX. The lender credit decreased to $XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.
07/17/2017: Final CD reflects a lender credit of $XX.XX and sufficient tolerance cure. Loan will be rated a B for all agencies.
300460017	fbbf2c8f-ea58-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
															06/29/2017: The total of the fees in the XX% tolerance bucket only increased X.X% ($XX.00) from the LE to CD so there is no tolerance violation ($X,XXX.XX vs $X,XXX.XX).	06/29/2017: Audit concurs with the Lender Rebuttal, no tolerance issue. Condition rescinded.
300472128	d0b01be8-4e6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.
07/18/2017:  A Post Close CD provided in the loan reflects the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Years on Job Borrower has 13 years on job.

300472128	10aecfa0-ce6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A Mortgage/Deed of Trust for the co-borrower was not provided in the loan file.	The co-borrower is just a co-signer so he is not on the mortgage or title and does not have to sign the mortgage. Please clear this condition. Thanks.	07/24/2017: Audit reviewed Lender's rebuttal and loan file. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Years on Job Borrower has 13 years on job.

300472128	07b0e9c0-fe96-436a-b089-a92eca77d0b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Closing Protection Letter, Title – Plot Plan, Title – Premium For Lender's Coverage, Title – Settlement Or Closing Fee and Title - Title Examination fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees.  These title fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation.

07/18/2017:  A Post Close CD provided in the loan file reflects the title fees in section C.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Years on Job Borrower has 13 years on job.

300460583	30f77e37-2755-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and letter of explanation to the borrower.		06/19/2017: Post Closing CD dated 06/12/2017 reflect payee for Credit Report Fee in Section B along with LOE. Condition cleared. The loan will be rated a B for all agencies.
300460583	862ce030-2955-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provided corrected CD and letter of explanation to the borrower.		06/19/2017: Post Closing CD dated XX/XX/XXXX reflect payee for Transfer Tax Fee along with LOE to borrower. The loan will be rated a B for all agencies.
300486559	f28df40d-5e78-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure. Tolerance violation was cured on Final CD.
08/03/2017 - This issue is deemed immaterial. EV2
300470515	02d26411-0b5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final CD is missing the payee for taxes under section F.		6/29/2017:The Post Close CD in the file reflects the name of the payee. Condition cleared. Loan will be graded a B for all agencies.
300461105	c8379dc7-0b5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Final, signed 1003 dated XX/XX/XXXX is incomplete. All assets & liabilities were omitted.	07/06/2017: see attached06/30/2017: please see attached
07/06/2017: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/30/2017: Audit reviewed revised final 1003 including assets and liabilities, and has determined that per lender guidelines: "The final loan application signed by the borrower must include all income and debts verified, disclosed, or identified during the mortgage process." Provide executed final 1003. Document submitted was NOT signed by the borrowers. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300472173	58b1e8a1-135c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax Fee in section E of the final Closing Disclosure does not reflect the party that ultimately received payment.		06/28/17: Lender provided cure at closing per final CD. Loan will be rated B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	7968c7fa-145c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
3 day timing requirement not met; Change of circumstance dated XX/XX/XXXX for added Seller Concession with revised CD dated XX/XX/XXXX; and Change of circumstance dated XX/XX/XXXX for added Verification fee of $XX.XX with revised CD dated XX/XX/XXXX. Revised CD's were not issued within 3 days of the change in circumstance.

) A re-disclosed LE was not required for the XX/XX/XXXX COC to add seller concessions as re-disclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). 2)COC to add VOE fee of $XX.XX was submitted on XX/XX/XXXX but not approved until XX/XX/XXXX per the Disclosure History. The re-disclosed CD then went out on XX/XX/XXXX which was within 3 days of the approval.

07/17/2017:  Audit reviewed Lender's rebuttal and original loan file.  Audit agrees with item 1:  Re-disclosed LE was not required for the XX/XX/XXX COCO to add seller concessions as re-disclosure is only required to reset tolerance baselines.  Regarding item 2:  COCO is dated XX/XX/XXX and LE is dated XX/XX/XXX which is within 3 business days.  No violation.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	f317c900-135c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Closing Protection Letter Fee in section C does not reflect the party that ultimately received payment.		06/28/17 Lender cure provided on post-close CD. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	2ea8df65-145c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final LE reflects a Recording Fee of $XX with no resulting COC for any subsequent disclosures; The Final CD reflects a Recording Fee of $XX and subject to XX% tolerance resulting in a $28 refund due for cure.
06/28/17: Lender provided cure at closing per final CD. Loan will be rated B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	d1309816-0e5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Missing evidence of hazard insurance for borrower current departure residence; Mortgage statement in file reports taxes and/or insurance are in escrow; Please provide evidence of current hazard insurance. Additional conditions may apply.

07/07/2017: Please waive the condition. The Tax Bill shows the taxes are $4,156 a year which is $346.33 a month. His escrow of $380.24 leaves $33.91 a month for insurance. There is also $262.92 that could be used before the ratio is 43% There also is not a requirement for the borrower to have insurance on his departing residence.

07/07/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed the mortgage statement, and has determined that a "past payments breakdown" reflects escrow for taxes AND insurance. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	8938987b-125c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee of $XXX in section B is inaccurate.		06/28/17: Lender provided cure at closing per final CD. Loan will be rated B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	a598d7db-0c5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment
Missing verbal verification of employment for  borrower's Schedule C business. Per lender guidelines a VVOE form signed by processor for third party verification of business by CPA, professional organization, or regulatory agency is required. If CPA did not file returns a verification that no License is required to Operate is required or copies of contracts, invoices, reference letters, are required as proof of activity. Additional conditions may apply.
															07/07/2017: Please rescind this condition. We did not use any income from the Schedule C, therefore there is not any requirement for verification of the existence of the business.	07/07/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472173	12dfd032-145c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Title-Owners Title Policy Fee in section B does not reflect the party that ultimately received payment.		06/28/17 Lender cure provided on post-close CD. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #79 months excess reserves

300472144	0c4ec843-8d7f-4e9d-8215-cd208d2bcd1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The VOE Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Provide re-disclosed CD and letter of explanation.

06/27/2017:  A Post Close CD provided in the file reflects payee for VOE Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300470510	11945262-5276-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Documentation	Evidence there is no HOA fee for the second property listed on the Schedule of Real Estate Owned on the final loan application. Additional conditions may apply.	Please rescind condition, loan application states property is a single family unit no HOA fees are required.	08/02/2017: Audit reviewed Lender's rebuttal and agrees. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.11%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.80 months reserves

300470510	d1302018-5376-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity assessing the tax. Provided corrected CD and LOE to the borrower.		07/31/2017: A Post Close CD corrected the government entity and LOE to the borrower. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.11%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.80 months reserves

300470543	dd4d39c9-086b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		07/17/2017: A Post Close CD in the loan file reflects the government entity payee. Condition cleared. Loan will be graded a B for all agencies
300470543	cd4e57cc-7ca3-46b5-9ec7-72ca91ad29e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The VOE fee in section H of the final Closing Disclosure is not an optional fee to the borrower and should be reflected in section B. Provided corrected CD and letter of explanation to the borrower.
07/24/2017:  Received explanation letter, air bill and post consummation CD reflecting VOE fee in Section B.  Condition cleared.  Loan will be rated a B.XX/XX/XXXX:  the VOE fee was moved from section B on the LE to section H on final and post CD.  Condition remains.

300471870	3d7e3002-675b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.  No cure.

07/18/2017: Audit concurs with the Lender Rebuttal, and has determined that the LE provided within the loan file was e-signed by the borrowers at least 4 days prior to consummation. Condition rescinded. XX/XX/XXX: Audit reviewed the Lender Rebuttal, and has determined that a Loan Estimate can be revised 4 days before consummation with e-signature, otherwise X days mailbox rule applies. Provide evidence that the LE was viewed and acknowledged by borrower at least X days prior to consummation. Condition remains.

300471869	e3161e74-b65a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.	07/02/2017: please see attached
07/02/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300486869	59e9fdf7-ff5b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Per Appendix Q, the lender must obtain a complete copy of the current award letter. A copy of the borrower's reward letter is missing from the loan file and the loan is non-compliant.	06/30/2017: please see attached	06/30/2017: Audit reviewed current award letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 450.10 months reserves

300486869	552016d2-4035-4877-8048-ceccac6dcbce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX// reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XX refund due for cure.
06/27/2017: Final CD shows a sufficient tolerance cure in the amount of $25.00. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 450.10 months reserves

300486869	f9700d0e-015c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Second Appraisal fee in section H of the final Closing Disclosure however; this is a required appraisal to show equity of the borrower's previous primary property.  The Second Appraisal fee belongs in section B of the CD which is a X% tolerance section with no resulting COC for any subsequent changes and as a result a $XXX charge cure is due to the borrower.  Please provide a correct CD, a copy of the Refund to the Borrower, letter of explanation to the borrower along with confirmation of delivery.
07/19/2017: Broker paid for second appraisal on p3 of the CD so there is no tolerance violation. We have redisclosed to show it properly in Section B as broker paid - see attached.
07/19/2017: Audit review of revised CD reflects Sections H Appraisal fee moved to Section B (paid by others), and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 450.10 months reserves

300472126	8a690de5-e6bc-4480-8808-d471d1797889	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a credit report fee of $XX resulting in a $XX refund due for cure.  Cure provided per lender credit on the funding CD
08/03/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300472115	782eb0dd-b886-4af9-aec1-7677d8771d61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

07/13/2017:  A Post Close CD provided in the loan file reflects the Credit Report in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300472115	b1f20257-c167-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	Section E of the final Closing Disclosure does not reflect a Recording Fee.	07/26/2017: Recording Fees were paid by the Settlement Agent - see attached Disbursement Ledger that has an * at the bottom that says "Recording Fees are paid by the Settlement Agent".
07/26/2017: Audit reviewed the Lender Rebuttal, and has determined that a Recording Fee is not charged to the borrower, therefore not reflected in Section E of the CD. Per true certified ALTA Settlement Statement, the Recording Fees are paid by the Settlement Agent and are not passed on to the borrower. Condition cleared.

300472115	0639a830-d167-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Initial CD was not provided in the loan file.  Disclosure Tracking provided in the loan file reflects an initial CD dated XX/XX/XXXX was e-signed by both borrowers, however a copy was not provided in the loan file.
07/17/2017: Received initial CD. Timing requirement met. Condition cleared.
300472114	93d5799d-295c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
06/28/2017: The Post Close CD reflects a credit report fee in section B. Condition cleared. Loan will be graded a B for all agencies.
300472169	18eaf42b-cf5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	07/11/2017: see attached	07/11/2017: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300478972	565e9712-5663-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
07/07/2017: A Post Close CD in the loan file reflects the credit report fee in section B. Condition cleared. Loan will be graded a B for all agencies
300506109	5c5fadce-3176-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of hazard insurance for property showing in section A on the Sch E on the 1040s.		08/02/2017: Received insurance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years Self Employed Borrower has 22 years Self Employed

300489780	e040a468-b8a8-45af-a004-cb6160f182ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXX reflects an Appraisal fee of $XXX with no COCO for any subsequent disclosures.  The revised LE dated XX/XX/XXX and final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.
07/25/2017: A RESPA Appraisal fee charge cure of $XX on the final CD. The loan will be rated a B for all agencies.
300489780	66d8d7c2-2771-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300489780	92cbfbd6-2771-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity assessing the charge. Provided a corrected CD and LOE to the borrower.	07/28/2017: see attached
07/28/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300476339	c9cca7fa-bc6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA Fees for REO #1 and #2 or borrower signed affirmation that no HOA Maintenance fees are payable on the property. Additional conditions may apply.	07/26/2017: Please rescind this condition. This is not a requirement of our guidelines. Also the ratios are 21/28%.
07/26/2017: Audit concurs with the Lender Rebuttal, and has determined that there is no indication that the REO properties would require HOA maintenance. No apartment numbers or unit numbers are present. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.80 months excess reserves

300476339	568c9e9d-ab49-40f4-8d6d-b9328afa9407	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.
07/19/2017:  A Post Close CD provided in the file reflected the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.80 months excess reserves

300487126	91faa299-f16a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.		7/17/2017: A Post Close CD reflects the payee name of the government entity. Condition cleared. Loan will be graded a B for all agencies
300479065	5bd49f97-856d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The loan file contains a Change of Circumstance dated XX/XX/XXXX for a rush second appraisal of $XXX.  The loan file contains the second appraisal however; the final Closing Disclosure does not reflect this charge.  Proved a corrected CD and/or an invoice who paid for this appraisal along with a letter of explanation to the borrower.

08/02/2017:  Received explanation letter, air bill, copy of refund check and post consummation CD.  Condition cleared.XX/XX/XXXX:  Post consummation CD provided is for a different borrower and loan number.  Condition remains.
Reserves are higher than guideline minimum
300479065	1986b9bc-816d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Evidence of insurance for departing residence on the final application not provided.		07/26/2017: Received Settlement Statement verifying departing residence was sold. Condition cleared.			Reserves are higher than guideline minimum
300479065	1c1da6ec-816d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Missing evidence there are no HOA dues for departing residence on the final loan application.		07/26/2017: Received Settlement Statement verifying departing residence was sold. Condition cleared.			Reserves are higher than guideline minimum
300480908	99d5b6e8-1067-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure.
07/12/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300480908	f081ba1f-1267-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	07/24/2017: please see attached CD
07/24/2017: Audit review of revised CD includes Section E payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300501908	260eab43-7d63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
07/21/2017: Received explanation letter, air bill and post consummation CD adding credit report fee. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.20 months reserves

300501908	64e37774-8f63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX	The prelim title amount of $XXX,XXX which is higher than the loan amount. A corrected commitment isn't needed. Thank you.	07/17/2017: Audit reviewed Lender's rebuttal and agrees. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.20 months reserves

300506012	5f5aef28-c668-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	The loan file is missing evidence there are no HOA fees on property A and C located on 2015 Schedule E part I.	HOA dues are not required on either property, A is a SFR and C is a 2-4 unit. Nothing indicates either has HOA fees. Please rescind condition	07/21/2017: Audit reviewed Lender's rebuttal and agrees. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 53.80 months reserves

300506012	42f91984-c568-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property A and C located on 2015 Schedule E part I.  Per Appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income, in order for the loan to classified as a Qualified Mortgage.
Borrower qualified with full payment on both properties. Lease agreement not needed. Please rescind this condition.
07/24/2017:  Audit recalculate income & debts. Leases not required, qualifies with PITIA, DTI 42.62%.  Condition cleared.07/20/2017:  Borrower qualifies without rental income for property A.  However, without rental income for property C, DTI is 45.39%.  In addition, the Borrower's explanation letter, page 384, states he has supplied the leases.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 53.80 months reserves

300506012	25aa3d79-c568-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.		07/26/2017: Received explanation letter, air bill and post consummation CD reflecting payee in Section E. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 53.80 months reserves

300486555	9c4aa184-2e6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		7/21/2017: A broker affiliated business disclosure dated within 3 business days of the application and signed by the borrower provided is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 11 years on job

300486555	920d50bc-506b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX	07/26/2017: see attached	07/26/2017: Audit reviewed the Title Commitment, and has determined that the documentation submitted reflects the correct insurable amount. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 11 years on job

300486865	4957e8fc-cd6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines required satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOM require to verify.
07/25/2017: Please rescind this condition. The borrower owned departing res free and clear per tax returns and closing disclosure from his recent refinance. See attached closing disclosure from that property that was in the original file.

07/25/2017: Audit concurs with the Lender Rebuttal, and has determined that the Fraud Report within the loan file validates ownership since 2007. The executed CD for said property, dated same day as subject property, reflects no mortgage payoffs, only cash out.  Evidence of 24 months of housing history has been established. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.71%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  58.50 months reserves

300486865	73d9d38f-cd6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation
Evidence of the P&I payment for the departing residence as well as obtaining he new 2nd lien note for the departing residence.  The final loan application in the loan file reflects the borrower obtained a HELOC on the departing residence.  Additional conditions may apply.
															07/24/2017: please see attached note that provides the P&I	07/24/2017: Audit reviewed the 30 yr Fixed Note for the departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.71%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  58.50 months reserves

300486865	40ff0856-0c6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided. Additional conditions may apply.	07/24/2017: please see attached	07/24/2017: Audit reviewed the County Tax Information printout, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.71%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  58.50 months reserves

300486865	060b3b87-8402-4633-b1a2-4534bc9a7d99	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/24/2017: Disagree - Discount points are bona fide and can be excluded per attached rate sheet. QM fees total $XX,XXX which is below X% threshhold ($XX,XXX.XX Broker comp + $XXX.XX Underwriting Fee +$XXX appraisal fee)

07/25/2017: Audit consulted with Compliance, and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.XX/XX/XXXX: Audit consulted Compliance, and has determined that there is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation.  To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.71%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  58.50 months reserves

300486865	b218fd46-41e2-46a1-a106-81da136b19dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX does not reflect Transfer Taxes with no resulting COC for subsequent disclosures. The final CD reflects Transfer Taxes in Section E of $X.XX resulting in a variance of $X.XX.		07/18/2017: A RESPA Transfer Tax charge cure on the final CD of $X.XX. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.71%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  58.50 months reserves

300486865	f9011e79-0997-4b56-890f-f37496e94dad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/18/2017: A post close CD reflects credit report paid by lender. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.71%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  58.50 months reserves

300506011	c7576e0f-6071-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/28/2017: please rescind this condition, the attached final statement was included in the credit package	07/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the Final Seller's Settlement Statement was provided on page 373. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.20 months reserves

300506011	a4c99c0f-6171-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explation to the Borrower.		07/25/2017: Post closing CD dated X/X/XXX reflects payee for HOA dues in section H. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.20 months reserves

300506011	e04c8f14-3a71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/26/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.20 months reserves

300506011	a58ef62d-3a71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Report Fee and $XX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Appraisal Report Fee and a $XXX Credit Report Fee resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
07/25/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.20 months reserves

300491762	8ab946c5-3671-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/26/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300491762	0b8c7b59-53df-4407-a20e-a5fd95e6024b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
07/25/2017:  A Post Close CD reflects government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300472168	6a7173d9-81b4-4304-b6f7-5c96f0745c57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a Final Inspection Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
07/31/2017: Received explanation letter, copy of check, air bill and post consummation CD reflecting $XXX refund. Condition cleared. Loan will be rated a B.
300472168	5b6fe7f5-747f-4de4-82d8-a78eaedf282e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Final Inspection in section H of the final Closing Disclosure is missing the name of the service provider and should be disclosed in section B as a DID NOT SHOP Fee.  Provide corrected CD and letter of explanation to the Borrower.

07/21/2017:  A Post Close CD provided in the file reflects the Final Inspection Fee in section B with the service provider.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300472168	b03c9862-7f6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		07/20/2017: A Post Close CD in the loan file reflects the name of the government entity assessing the tax. Condition cleared. Loan will be graded a B for all agencies.
300503487	ca9ce1b2-4971-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/26/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300506096	efb342f3-446e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The loan file contains a second appraisal however; there was not charge for this appraisal in the file or indication if the was paid by the borrower or lender.  The invoices in the loan file indicate the 1st appraisal with a charge of $XXX and the 2nd appraisal with a charge of $XXX which were incorrectly shown on the final Closing Disclosure.  Provide a corrected CD and letter of explanation to the borrower.
08/02/2017: Received explanation letter, air bill and post consummation CD. Condition cleared. Loan will be rated a B.
300506096	24bfc2ef-1395-4adc-9043-bca882b1e5be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX and $XXX paid by the lender resulting in a refund of $XXX.
07/21/2017: A RESPA Appraisal fee charge cure of $xxx is on the final CD. The loan will be rated a B for all agencies.
300324869	1b2b9ca6-89fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file.	03/02/2017: CDA	03/02/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794.; Years in Field Borrower has 19 years in Field.

300324869	c69b2233-85b5-4817-8ed0-655bfb82b744	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The post consummation CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX.XXX.XX an over-disclosure of $XXX.XX.	03/06/2017: letter is attachedXX/XX/XXXX: Revised PCCD
03/06/2017: Audit reviewed Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'. 03/06/2017: Audit review of revised CD reflects correct TOP. HOWEVER, missing the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794.; Years in Field Borrower has 19 years in Field.

300324869	5b42eab5-89fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	302 - Appraisal - Other	The appraisal reflects a license expiration date of XX/XX/XXXX. The actual expiration date is XX/XX/XXXX.	03/06/2017: Corrected Appraisal	03/06/2017: Audit reviewed the corrected Appraisal report, and has determined that expiration date reflects XX/XX/XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794.; Years in Field Borrower has 19 years in Field.

300324869	d8ff70d2-417c-4207-92cc-cbb53fd734a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XXX resulting in a $XX.XX refund due for cure.
03/01/2017: Final CD reflects a tolerance cure in the amount of $XX.XX paid to the borrower for a Credit Report Fee. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794.; Years in Field Borrower has 19 years in Field.

300324869	e1a47409-8dfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/06/2017: fraud Report03/02/2017: fraud Report
03/06/2017: Audit reviewed Fraud tool dated before consummation, and has determined that all red flags are cleared. Condition cleared. 03/02/2017: Audit reviewed documentation provided, and has determined that the incorrect document (CD) for an incorrect borrower was submitted. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794.; Years in Field Borrower has 19 years in Field.

300324869	fbfdbb2a-8dfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	Per Lender's guidelines, a VVOE is required within 10 days of the Note date. Borrower has 2 jobs. The VVOE within 10 days of the Note date was not provided for the Borrower's second job.
03/10/2017: Please help to clear this suspense. Both VOEs were in our original file and we also reuploaded the VOE for the 2nd job on 3/2. The 2nd job is XXXX, and that is what we provided. Please help to clear the rejection. Thanks03/06/2017: Final VVOE for 2nd job

03/15/2017: Audit acknowledges the client approved exception for VVOE not within 10 days of the Note date and provided post consummation. Loan will be rated a B.03/10/2017: Audit reviewed the Lender Rebuttal, and has followed-up with the Client. Pending review from client.03/07/2017: Exception is pending review from client.03/06/2017: Pending Compliance review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794.; Years in Field Borrower has 19 years in Field.

300332841	6b657d0c-d1e8-423b-82c7-1a4760e10192	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects charges for Title-Sub Escrow fee in Section H. The borrower selected their own service provider for this fee. This fee should be reflected in section C.		03/15/2017: A Post Close CD provided in the file reflects the Title-Sub Escrow fee in section C. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163.70 months reserves

300332841	a5b05b3a-2c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Additionally, a Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/22/2017:  Documentation < 60 days from consummation date.  Condition cleared.03/22/2017:  Cleared in error.  Correction was made > 60 days from consummation. 03/22/2017:  Received explanation letter, air bill and post consummation CD reflecting Flood Cert Fee.  Condition cleared.03/15/2017: A Post Close CD in the loan file reflects the Credit Report Fee payee.  Flood Cert disclosure or attestation still needed.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163.70 months reserves

300332841	bbb45889-520a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.

04/03/2017: see attached-email included from insurance company stating that there is XXX% replacement coverageAttached please find the Property Insurance Policy letter that states it has XXX% of the estimated replacement cost of the home. This was uploaded in the original file. Please rescind this condition. Thanks.

04/03/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.03/24/2017:  Pending Client exception review03/22/2017:  Attachment is a CD not insurance certificate. Audit reviewed the insurance certificate in the original loan file and the coverage is insufficient.  Certificate does not reflect guaranteed replacement.  Condition remains.03/22/2017:  Attachment is a CD not insurance certificate. Audit reviewed the insurance certificate in the original loan file and the coverage is insufficient.  Certificate does not reflect guaranteed replacement.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163.70 months reserves

300332841	0238d0e1-c209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		03/15/2017: A Post Close CD provided in the file reflects the property taxes in section F were removed. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163.70 months reserves

300332841	a5482623-2c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	03/20/2017: see attached	03/20/2017: Audit reviewed Initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163.70 months reserves

300334559	656fa30b-1c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Additionally, a Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/23/2017:  Received explanation letter, air bill and post consummation CD reflecting payee for Credit Report and Flood Cert fee added.  Condition cleared.03/22/2017:  CD provided is for a different borrower. Condition remains.03/15/2017: A Post Close CD in the loan file reflects the Credit Report Fee payee.  Flood Cert disclosure or attestation still needed.  Condition remains. Loan will be graded a B for all agencies.

300334559	f4016c18-a9e5-4787-8016-f3c8aa11edd3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
03/15/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300334559	65b0214c-1c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		03/15/2017: A Post Close CD provided in the file reflects the government entity for the property taxes in section F. Condition Cleared. Loan will be graded a B for all agencies.
300334559	95ceca14-0809-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	03/16/2017: CDA	03/16/2017: CDA provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300338874	eeae064a-d910-424e-9bf2-6ed24b1a5eaa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's CD was not provided in the file.	03/31/2017: see attached	03/31/2017: Audit reviewed executed and true certified Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300338874	28561d1b-db7b-4c93-bc27-2d96d8360fef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The naming convention of fees in section B of the LE and CD is not consistent. The final CD reflects Document Preparation Fee and the most recent LE reflects Lender's Attorney Fee.		03/29/2017: This finding is not material. Loan will be graded a B for all agencies.
300338874	98d3055e-ce13-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX was provided after closing. An explanation is required.	03/31/2017: the disclosure history shows a relock action on X/XX this autogenerated the LE in our system which it wasn't supposed too. We are working on solution so this doesn't happen again.
03/31/2017: Audit consulted with Compliance, and has determined that the lender reasoning and the fact that the loan was already closed does not have any impact on the loan. The lender explanation is deemed acceptable. Condition cleared.  03/31/2017:  Pending Compliance review.

300338874	0a2a29f5-f80f-424d-9f1b-e7d9cdae926a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of Payments is not accurate. The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		03/29/2017: Client Waived: XXX over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
300346101	44974f76-3de6-4284-a00c-512e0c3df18d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected did not reflect a Flood Determination Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Flood Determination Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
04/06/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300346101	284b56b2-6bd1-48a3-9c10-a0e1e2b55173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is$X,XXX,XXX.XX an over-disclosure of $X.XX.		04/05/2017: XXX over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
300346101	19889696-4a1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender & the broker. If the lender & the broker are not affiliated with any other businesses, please provide an attestation stating such.	04/11/2017: see attached	04/11/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300346101	f4aeb3df-4c1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/05/2017: A Post Close CD in the loan file reflects the Flood Cert fee on section B. Condition cleared. Loan will be graded a B for all agencies.
300425585	c96189d9-be26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for property #2 listed on the 1003. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
06/13/2017: please see attached and clear loan for funding. Thank you.05/01/2017: please see attached
06/13/2017: Audit reviewed executed Residential Lease Extension by both landlord and tenants, and has determined that lease dates were extended on XX/XX/XXXX through XX/XX/XXXX. Documentation meets XX requirements. Condition cleared.05/01/2017: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determine that a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month for XX/XX/XXXX through Note Date reflecting no late payments is required in order to be classified as a Qualified Mortgage.  Per XX, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; FICO is higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 67 total months payment history with no late payments reported

300425585	bd5d1ab0-c026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; FICO is higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 67 total months payment history with no late payments reported

300425585	a5cef821-64ae-4892-afd9-e7dfc32a3242	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		04/27/2017: Received evidence Borrower was provided Affiliated Business Disclosure within X days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; FICO is higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 67 total months payment history with no late payments reported

300348741	fe248f9b-b01f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Credit Report Fee and Appraisal Fee in section B of the Final Closing Disclosure reflect "reimburse" to the Lender but do not reflect the name of the payee.		4/12/2017: A Post Close CD in the loan file reflects the Credit Report and Appraisal Company Fee names of the payees. Condition cleared. Loan will be graded a B for all agencies.
300405718	a61f8c61-a154-4ba5-a615-4bb5666b575b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a $X Inspection Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Inspection Fee resulting in a $XXX refund due for cure.		6/15/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300405718	abf09307-ab52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal report fee in section B of the Final CD reflects “reimburse” to the broker but does not reflect the name of the payee.		6/16/2017: A post Close CD reflects the Appraisal fee payee name. Condition cleared. Loan will be graded a B for all agencies.
300455220	63bfb7a4-9c5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception
Missing evidence of lender application date. File documentation indicates an application date of XX/XX/XXXX although initial 1003 in file is dated XX/XX/XXXX. Please provide documentation affirming lender application date.
07/05/2017: please see attached06/30/2017: please see attached
07/05/2017: Audit reviewed evidence of Application date, and has determined that initial Application date is XX/XX/XXXX. Condition cleared. 06/30/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; No Mortgage Lates Credit Report verifies 76 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.50 months reserves

300455220	0af45f49-9f5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for REO property A listed on Schedule E Part 1 of Coborrower 2 2016 Tax Returns. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.

07/07/2017: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that that business losses do not need to be counted against the borrower if their primary source of income that can support the loan is derived elsewhere. LLC owned REO is not required. DTI meets guidelines at 37.58%. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; No Mortgage Lates Credit Report verifies 76 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.50 months reserves

300455220	5a333b8a-9d5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Missing documentation rescinding $XXXX seller credit per purchase agreement addendum which is not reflected on final CD; additional condition may apply.	07/05/2017: The final CD is what determines the credit and since it is not on the CD it does not affect the loan. Please waive this condition.	07/05/2017: Audit concurs with the Lender Rebuttal, condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; No Mortgage Lates Credit Report verifies 76 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.50 months reserves

300455220	7fbe490d-9d5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a XX%. Due to the miscalculation of income and debts, the actual DTI is XX.XX%. Audit added rental loss for Coborrower 2 to debts. Lender reduced Coborrower's income.
07/07/2017: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that that business losses do not need to be counted against the borrower if their primary source of income that can support the loan is derived elsewhere. XXX owned REO is not required. DTI meets guidelines at XX.XX%. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; No Mortgage Lates Credit Report verifies 76 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.50 months reserves

300455220	5369b3b0-0b1b-4a16-a06a-188783fe19c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
Special Information Booklet, dated XX/XX/XXXX, is not within 3 days of Application dated of XX/XX/XXXX. Provide evidence of Special Information Booklet provided to borrower within 3 days of Application date.
07/13/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; No Mortgage Lates Credit Report verifies 76 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 119.50 months reserves

300456600	3eab463a-bb57-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $X,XXX,XXX.XX at XXX%. The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided. Please provided evidence of sufficient coverage. Additional conditions may apply.
07/05/2017: please see attached cost estimator06/30/2017: attached is the email sent
07/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.06/30/2017: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "XXX% replacement costs", the replacement cost coverage would only cover up to XXX% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "GUARANTEED Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.06/26/17: Please provide the replacement cost estimator from the insurance company, showing sufficient coverage. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 38.00%, loan qualified with DTI of 31.53%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788.; Years in Field Borrower has 29 years in their field.

300456600	2e1aa79c-b357-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Preliminary in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.
06/26/17: Lender provided the title supplement showing the correct loan amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 38.00%, loan qualified with DTI of 31.53%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788.; Years in Field Borrower has 29 years in their field.

300454472	2e50d640-8a50-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Report Fee and $XX.XX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Report Fee and $XX.XX Credit Report Fee resulting in a $XXX.XX refund due for cure.
6/14/2017:Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300454472	2065e60a-e2aa-4213-bb71-d802aaa2d19b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
Alabama Late Charge: Late charge has a 15 day Grace Period. For consumer credit transactions subject to the Mini-Code, when a payment is past due 10 days or more, the lender can collect a late charge up to X% of the amount unpaid, or $XX on each late payment, whichever is greater, up to a maximum late charge of $XXX.  Only one late charge is allowed for any late payment.  [Ala. Code § 5-19-4(a).]   The Mini-Code applies to all consumer credit transactions, except those involving real property made by a National Housing Act approved mortgagee and those made by certain trust institutions in a fiduciary capacity.  Ala. Code § 5-19-31(a). SUBJECT IS SECURED BY REAL PROPERTY- THUS, STATUTE DOES NOT APPLY.
6/14/2017: Rescind, not applicable to transaction
300454472	9e7a455c-2051-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Cert fee was not reflected in section B of the Final Closing Disclosure despite evidence of a Life of Loan flood cert in file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fees were allocated to the loan transaction must be provided. Provide LOE and confirmation of delivery to the borrower.
06/19/2017: Lender provided Post Close CD reflecting Flood Cert Fee paid by lender, letter to borrower and copy of shipping label. Loan will be graded a B.
300456565	e9142aed-06df-412d-bf40-93f22fcdb391	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/23/17: Lender provided the affiliated business disclosure for the correspondent. Condition cleared.
300472149	6c41cd98-b1c1-4df9-bf0d-4b40bf7c3134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of  $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/13/2017 - The final CD reflects a Lender Credit of $XX for increase in Closing Costs above legal limits. The loan will be rated a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; Years Self Employed Borrower has 9 years Self-Employed

300472149	873a16ca-9437-4b58-8c82-f8f318b5ee5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/20/2017: Lender provided Affiliated Business Disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; Years Self Employed Borrower has 9 years Self-Employed

300455229	dfb2e003-0268-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Transfer Tax in section E of the final Closing Disclosure is missing the government entity.		07/13/2017: This is deemed non-material. The loan will be rated a B for all agencies
300455229	19bf9828-a302-4d69-ace7-c36be40620de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an Attestation stating such.	the loan closed with XXX as the lender who is on the disclosure provided. Please clear condition.
07/20/2017:  Audit reviewed Lender's rebuttal and agrees.  Condition cleared.07/17/2017:  Received Broker's Affiliated Business signed within 3 days of application date.  (No affiliates).  Please provide Lender's disclosure or attestation.  Condition remains.

300456544	c3d846f5-7d50-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Credit Report Fee in section B of the Final Closing Disclosure (and the Post Close CD) reflect payment to the Broker, but do not reflect the name of the payee. A Letter of Explanation and confirmation of delivery to the borrower is required.
06/20/2017: This finding is deemed non-material. The loan will be graded a B.
300456544	747ed711-8050-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The LE dated X/X/XXXX reflects a $XX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Credit Report Fee resulting in a $X.XX refund for cure. Cure provided per $X.XX lender credit on final CD.
6/13/2017: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies.
300456544	0f9449ba-7d50-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Incorrect Disclosure of Services Borrower DID NOT SHOP fee – Section B: The Flood Cert fee was not reflected in section B of the Final Closing Disclosure despite evidence of a Life of Loan flood cert in file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fees were allocated to the loan transaction must be provided. Provide LOE and confirmation of delivery to the borrower. X/XX/XXXX: A post Close CD reflects the Flood Cert fee. Condition cleared. Loan will be graded a B for all agencies OK
06/20/2017: Lender provided Post Close CD reflecting Flood Cert Fee in Paid By Others column along with letter to borrower and shipping label. Loan will be rated a B for all agencies.
300457750	658d2292-0a51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide re-disclosed CD and letter of explanation.		06/20/2017: Lender provided Post Close CD that reflects the government entity for the property taxes along with letter to borrower and shipping label. Loan will be rated a B.
300457750	b899736f-0851-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/28/2017: loan closed with the lender, the affiliated disclosure provided clears the condition and an attestation letter is not needed.
06/28/2017: Audit re-analyzed the loan documents and concurs with the Lender Rebuttal, and has determined that the Affiliated Business Disclosure was submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 06/23/17: Broker attestation provided. If the lender is not affiliated with any other businesses, please provide an attestation stating such. Condition maintained. 06/20/2017: Lender sent attachment however it was not the Affiliated Business Disclosure. The attachment was a CD for another borrower and property. Condition remains Active.

300457750	73106979-0a51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		06/14/2017: A Post Close CD in the loan file reflects the Credit Report fee payee entity. Condition cleared. Loan will be graded a B for all agencies.
300471866	1a7e8c0e-d341-4cca-8c8f-8ca4e35dd80a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Initial CD dated XX/XX/XXXX was not provided in the loan file.  Disclosure History provided in the loan file reflects Closing Disclosure dated XX/XX/XXXX was e-signed by both borrowers, however a copy of the Closing Disclosure was not provided in the loan file.
07/24/2017: Received initial CD. Timing requirement met. Condition cleared.
300471866	ef2ad852-3f95-4cc8-8f83-f4a3bdca4a0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX.XX Appraisal Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Appraisal Report Fee resulting in a $XX.XX refund due for cure.
07/19/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300472164	65fda9a7-f1a3-46f9-9025-54ab3fc5fe83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The LE dated XX/XX/XXXX reflects a $X Loan Review Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Loan Review Fee resulting in a $XXX refund due for cure. Cure provided per $XXX lender credit on final CD.
06/24/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.”
300472330	f3a82a1d-a268-4674-8a4b-a2eebde122fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide re-disclosed CD and letter of explanation.	06/25/2017: please see attached CD
06/25/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300472330	f930b677-b953-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with a refund to borrower in the amount of $XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with no refund with a discrepancy of $XXX.XX.  Please provide copy of refund check, letter of explanation to borrower along with proof of delivery within 60 days of consummation.
06/25/2017: please see attached CD
06/25/2017: Audit reviewed the Post Funding CD, and has determined that the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300472330	399f7c90-5d53-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/25/2017: see attached CD
06/25/2017: Audit review of revised CD reflects Flood Cert Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300503485	76b1dc9b-836c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The loan file is missing a LE within 3 business days for the COC dated XX/XX/XXXX. The COC raised the loan amount and APR by over X.XXX%.	A redisclosed LE was not required for the X/XX/XX COC as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).	07/26/2017: Audit reviewed Lender's rebuttal and agrees. Do not have to re-disclose because loan amount changed if fees did not increase above tolerance.07/19/2017: Per SFIG - No Cure
300503485	bc9921fb-cf28-4bf1-a55a-ecfd138f5552	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		07/19/2017: A XXXXX Appraisal fee charge cure of $XX on the final CD. The loan will be rated a B for all agencies.
300486300	fba11793-5366-4136-976d-0975058cd4f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/14/2017: Received explanation letter, air bill and post consummation CD adding credit report fee. Condition cleared. Loan will be rated a B.
300503484	575d6df8-db6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	1008 or Loan Approval was not provided in file.		07/24/2017: Received 1008. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.82%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.50 months reserves; Years on Job Borrower has 13 years on job

300503484	48445679-2d6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
Missing funding closing disclosure.  Subject located in a dry funding state.  Final Settlement Statement reflects $XX,XXX cash to borrower at closing vs $XX,XXX.XX per final closing disclosure.  Please provide LOE, funding closing disclosure and refund if applicable.
07/28/2017: see attached
07/28/2017: Audit review of Post Funding CD reflects correct Cash to Close amount matching Final Settlement Statement. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.82%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.50 months reserves; Years on Job Borrower has 13 years on job

300471886	ddccf6d4-6562-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Guidelines allow for PITIA from current primary residence to be excluded if a fully executed non-contingent sales contract for that property is provided and lender’s commitment to financing for the buyer of the residence if there is a financing contingency in the sales contract.  Fully executed sales contract provided reflects a financing contingency of XX% of $XXX,XXX purchase price ($XXX,XXX).  Missing Lender’s commitment to financing in the amount of $XXX,XXX for the buyer of the residence due to financing contingency in the sales contract.
															07/11/2017: see attached settlement statement. Property sold prior to close	07/11/2017: Audit reviewed executed ALTA Settlement Statement, and has determined that said document was dated PRIOR to closing date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.70 months reserves

300471886	afd171bf-7662-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	Lender Fees in Section A Origination Charges of the final CD requires an “itemization of each amount” to be reflected within the Origination Charge.		07/06/2017: The finding is non-material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.70 months reserves

300471886	615e5823-6562-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $X.XX is required. Cure provided per lender credit on final CD.		07/06/2017: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.70 months reserves

300471886	0ff190f0-6262-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	07/11/2017: attached.	07/11/2017: Audit reviewed the Second Lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.70 months reserves

300441875	b0b16f97-0f9d-426b-9f60-b91ca5fa8a18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
06/29/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves; Years on Job Borrower has 6 years on job

300441875	923e47e4-f75b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided.	07/02/2017:attached.	07/02/2017: Audit reviewed the executed copy of the HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves; Years on Job Borrower has 6 years on job

300565156	f1295ad1-c06c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.	07/24/2017: Since we are after XX days from consummation, this would be TILA 130(b) remediation, which is XX days from discovery.	07/24/2017: Audit reviewed the Lender Rebuttal, and has determined that the client has adopted SFIG guidance, therefore the finding is deemed non-material. Loan will be rated a B.
 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.2 months reserves; Years on Job Borrower has 6 years on job

300565156	255f7704-916c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided. The lender provided a letter of explanation stating "the amount of Coverage A - Dwelling reflects the estimated minimum replacement cost based on the use of our replacement cost estimator," however a cost estimator from the insurer was not provided.
07/24/2017: RCE
07/24/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.2 months reserves; Years on Job Borrower has 6 years on job

300565156	0fc8d4d1-c16c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOR required to verify.	07/24/2017: VOR
07/24/2017: Audit reviewed evidence of 12 months housing history, and has determined that cancelled checks were provided for 10 months with cash receipts for 2 months. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.2 months reserves; Years on Job Borrower has 6 years on job

300565156	4c5d8b06-906c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/20/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.2 months reserves; Years on Job Borrower has 6 years on job

300565156	308bd5f8-926c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E and Property Taxes in section F of the final Closing Disclosure  do not list the names of the government entity assessing the tax.  Provide corrected CD and letter of explanation to the Borrower.
															07/24/2017: Since we are after 60 days from consummation, this would be TILA 130(b) remediation, which is 60 days from discovery.	07/24/2017: Audit reviewed the Lender Rebuttal, and has determined that the client has adopted SFIG guidance, therefore the finding is deemed non-material. Loan will be rated a B.
 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.2 months reserves; Years on Job Borrower has 6 years on job

300565156	452be2f5-a311-4cb5-be7e-27cd48403578	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
07/19/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.2 months reserves; Years on Job Borrower has 6 years on job

300441314	4f372dbf-a428-4ecb-b30a-81a8970b7cdf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/13/2017: Received Lender's attestation that they do not charge credit report or flood cert fees to the borrowers. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; Years Self Employed Co-Borrower has 13.50 years Self Employed

300441314	83d10db6-9865-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
7/10/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; Years Self Employed Co-Borrower has 13.50 years Self Employed

300441314	f61ed2f8-8166-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - cash out of $XXX,XXX.XX exceeds the max of $XXX,XXX.	guidelines allow for unlimited cash-out when LTV/CLTV <XX%. please clear. The HELOC paid down is not tied to the subject property, it's tied to the other REO.
07/18/2017: Audit consulted with the Investor, the Maximum cash out limit of $X,XXX,XXX to an LTV of XX% for delayed financing. Condition rescinded.   07/17/2017:  Pending management review07/13/2017:  Pending Client exception review

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; Years Self Employed Co-Borrower has 13.50 years Self Employed

300441314	cae2cb4a-9865-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/10/2017: Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; Years Self Employed Co-Borrower has 13.50 years Self Employed

300441314	549aec06-a965-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the co-borrower was XXXX-XXXXXXXX for XX.XX years. According to the program guidelines, documentation for a  XXXX-XXXXXXXX borrower requires an independent confirmation of  XXXX-XXXXXXXXXX, such as a copy of the XXXXXXXX XXXXXXX or a letter from an XXXXXXXXXX verifying the length and existence of the XXXXXXXX. If the borrower is a XXXX XXXXXXXXXX and does not use a XXX and needs a validation that no XXXXXXXX is not required however; verification of the XXXXXXXX and sours of income is still required.  The loan file contained no verification of the XX-XXXXXXXX'X XXXXXXXX, rendering the subject mortgage ineligible for delivery to the investor

08/07/2017: Please find attached owner explanation for Schedule C income for our borrower.X/XX/XXXX:  Can you please advise why this file was rejected? Are you referring to the XXX Inc listed on the borrower's application? This is the borrower's W2 income. Please advise.07/18/2017: Please note the borrower's Schedule C is their rental income from their departing residence. The borrowers did not claim the income as per standard via the Schedule E. There is no company on which to do a VOE.

08/07/2017: Audit reviewed the LOE provided by the borrower, and has determined that the Schedule C income is the result of management fees for the REO listed on Schedule E. Documentation submitted is deemed acceptable. Condition cleared. 07/31/2017: Pending additional Compliance review. 07/26/2017: Audit reviewed the Lender Rebuttal, and has determined that the Schedule C reflects $XXX, the gross receipts for this property is $XX with no expenses attributed to management fees. Numbers do not match, unable to determine where the $XXX is coming rom. Condition remains.07/26/2017:  Lender's response has been added to exception request.  Condition remains.07/21/2017:  Condition was rejected because it has been sent to Client to review Schedule C & E. Status will be updated upon receipt of Client's decision.07/18/2017:  e-mailed, ADM to advise07/17/2017:  Pending Client exception review

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; Years Self Employed Co-Borrower has 13.50 years Self Employed

300506136	77a8fb52-577d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.		8/9/2017: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR and credit report verifies 12 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300506136	f35bd6f8-4e4a-41b8-84a7-fd7df7a619de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure dated 06/01/2016 should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/09/2017: This finding is deemed non-material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR and credit report verifies 12 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300506136	dd9713bb-167d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Meet Trade Line Requirement
Co-borrower does not meet Trade Line requirement of 3 open Trade Lines with 24 month history and 2 of the Trade Lines with activity in last 12 months. Co-borrower has only one open account with 24 month history and a current balance.
08/15/2017: Client exception approved.08/14/2017: Pending Client exception review
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR and credit report verifies 12 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300501779	c8d16862-959f-4790-af52-64bef9f2d102	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Supplement Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Supplement Fee of $XX.XX resulting in a $XX.XX refund due for cure.
07/14/2017: Final CD reflects cure of $XX.XX. Loan will be rated a B for all agencies.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.20 months reserves; Years in Field Borrower has 10 years in Field

300501779	7f10fa8c-1e92-4011-9197-5bf85d54ea99	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
07/14/2017: This is deemed non-material. Loan will be rated a B for all agencies.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.20 months reserves; Years in Field Borrower has 10 years in Field

300501779	65547011-bc68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation	Gift letter for $XX,XXX.XX from spouse in file however missing evidence of source of gift and evidence deposited to borrower's account.
Guidelines for gift do not require donor's source for gift, only proof the funds were transferred and the letter, which the documentation provided satisfies. Per guides "gift must come from a related person such as spouse, child, dependent or any other individual related to the applicant by blood, marriage, adoption or legal guardianship or from a domestic partner, fiancé or fiancée. Gift letter must state relationship of donor to applicant, that repayment is not expected or required, must be signed by the relative and the applicant, state the dollar amount of the gift, and include the subject property address. Documentation of transfer of funds either prior to or at closing must be provided." As you can see, there is no requirement to provide the Donor's source of funds. Please clear.

07/26/2017:  Audit reviewed Lender's rebuttal and agrees. Transfer of funds was provided.  Condition cleared.07/26/2017:  Audit reviewed Lender's rebuttal and agrees. Transfer of funds was provided.  Condition cleared. 07/21/2017:  Received evidence Title Company received a cashier check for $XX,XXX from spouse.  Source of the funds was not provided.  Condition remains.

 No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.20 months reserves; Years in Field Borrower has 10 years in Field

300501779	ea4bc11c-d068-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
This is a XXX XXXXXXX state.  The final Alt A Settlement Statement reflects the cash to close of $XX,XXX.XX vs. the final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $$XXX.XX.  Provide a copy of the funding CD, refund check to the borrower and letter of explanation to the borrower for the discrepancy.

Attached is the Master Settlement Statement for both seller and buyer. The $XXX.XX bottom line variance in question comes from customary changes to the borrower’s final charges, such as final adjustments to the recording fee, final interest per diem adjustment and tax prorations. Looking at the Master Statement -- which serves as the closing office “Final” Settlement Statement -- escrow made customary/acceptable changes to their final charges (i.e. recording fee, interest per diem, tax proration-all changes that are within compliance in escrow states for final adjustments at time of funding/recording)
07/21/2017: Received final, master settlement statement reflecting $XXX.XX cash to borrower. This matches final CD. Condition cleared.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.20 months reserves; Years in Field Borrower has 10 years in Field

300471885	6eea374e-8762-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	Lender Fees in Section A Origination Charges of the final CD requires an “itemization of each amount” to be reflected within the Origination Charge.		07/06/2017: Finding is non-material and will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 64.10 months reserves

300471885	09dfdc9e-2960-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided.	07/11/2017: note	07/11/2017: Audit reviewed Second Lien Note, and has determined that the documentation submitted was deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 64.10 months reserves

300471885	0e43627d-2a60-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was provided showing Indeterminate. Please provide an updated review
07/17/2017: Field review provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.07/13/2017:  Since the CDA value is indeterminate a field review, ordered by the Client, is required.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 64.10 months reserves

300455218	d924c209-f681-4208-b824-9eab21baeacf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
06/29/2017: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 36.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.70 months reserves

300455218	3f659038-bc34-4f1c-9ad0-aeab70b12586	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XXX.XX is required.		06/29/2017: A XXXXX Recording fee charge cure of $XXX.XX was on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 36.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.70 months reserves

300455218	13c607b0-e35c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Need evidence of closure for revolving debts paid off at closing.
08/04/2017:  Received closure letters executed prior to consummation.  Condition cleared.07/20/2017:  Received closure letters for 3 accounts paid at closing.  However, the letters are dated post consummation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 36.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.70 months reserves

300455218	67ff3622-e05c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															07/07/2017: title	07/07/2017: Audit reviewed the Final Title Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 36.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.70 months reserves

300486860	e46d4c8e-ea7e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Incorrect disclosure of Origination Charges - Section A : The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/11/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300476330	a927ac95-a16c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Right to Cancel form not in file
The subject loan is a cash out refinance with the same Lender, with new money. An H-9 Form should be utilized, The Right to Cancel re-disclosure, Letter of Explanation and confirmation of delivery to the borrower is required.

08/03/2017: email to borrowermany circuit courts have upheld that the H-8 form used protects lenders at least as much as the H9. Additionally, regulation provides for usage of a substantially similar notice to the H-9 model form, which the form used in the subject transaction meets the "substantially similar to" criteria. This should be a non-material exception at worst due to circuit courts in the subject properties jurisdiction having not issued formal opinions.

08/03/2017: Audit reviewed the Notification of error, reopened rescission, evidence of call via e-mail and Right to Cancel, executed by both borrowers, that were submitted, and has determined that documentation is acceptable. The expiration date of XX/XX/XXXX has expired.  Loan will be rated a Fitch B.  Condition cleared.08/02/2017: Audit reviewed the documentation submitted, and has determined that the Notification of error to the borrower and evidence of shipment was NOT provided. Unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired and missing documents are received. Condition remains.07/26/2017:  Per Compliance, As referenced by the client, a federal district court in California held in the Gibbons case, concluded that the Model Form H-9 did not “clearly and conspicuously” disclose the plaintiff’s rescission rights as required by TILA.  However, counsel notes that no federal appellate courts have yet to rule on this issue/ruling as of Nov 18, 2016.  In the same memorandum, I believe being referenced by the client, counsel also concludes that secondary market purchasers of loans may continue to require the use of the correct Model Form in all refinances that involve a new creditor or that involve the same creditor, especially if the loans are secured by property located outside of the First, Fourth, Sixth, and Eleventh Circuits.  Moreover, creditors and secondary market purchasers may wish to exercise caution if the creditor incorrectly uses Model Form H-8 in a same-lender refinance even in the First, Fourth, Sixth, and Eleventh Circuits, because of the risk that there could be an unfavorable U.S. Supreme Court decision on this issue in the future07/24/2017:  Based on the rulings in the First, Fourth, Sixth and Eleventh Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9 (i.e., same lender refinance transactions_ subject property is in the jurisdiction of the aforementioned Circuit Courts. However, subject is in the 9th Circuit Court.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

300476330	0b221407-2c6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing YTD 2017 Balance Sheet for self-employed business showing in section B of the Schedule E on the 1040’s. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
08/02/2017: income
08/02/2017: Audit reviewed 2017 YTD Balance Sheet, and has determined that said documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared. 07/24/2017:  Received a copy of an email asking if the P&L was still needed.  Unable to determine if Lender granted exception.  Per guidelines, P&L and Balance Sheet required even if income is not being used.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

300476330	db63559a-2d6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID and contact information is missing.		Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

300476330	332ad66b-2c6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD 2017 P&L for self-employed business showing in section B of the Schedule E on the 1040’s. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
08/02/2017: income
08/02/2017: Audit reviewed 2017 YTD Profit & Loss, and has determined that said documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared. 07/24/2017:  Received a copy of Lender's income calculation.  Unable to determine if Lender granted exception.  Per guidelines, P&L and Balance Sheet required even if income is not being used.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

300554271	ff87b253-9677-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	PUD Rider was not provided in the loan file.		08/11/2017: Received mortgage and riders. Condition cleared.
300554271	1c0f1e15-5f7c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Added 8/8/2017: The funding CD reflects Buyer's proceeds of $XXXX.XX in Section H. Section H is for optional fees only. Please provide explanation letter and corrected CD.		08/11/2017: Received explanation letter. Condition cleared.08/11/2017: Received corrected, post consummation CD. Missing explanation letter to Borrower. Condition remains.
300554271	eab2e898-fadb-460c-a182-4608b7fa2965	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Copy of Note was not provided in the loan file. Additional conditions may apply.		08/11/2017: Received note and addendum. Condition cleared.
300554271	24b076d8-807d-4493-9441-15682285cc6b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300554271	a6c5e7c0-3bae-43a3-b701-591b6d42fb00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Copy of Mortgage was not provided in the loan file. Additional conditions may apply.		08/11/2017: Received mortgage and riders. Condition cleared.
300554271	e5282a56-643c-47a3-9244-0bb124a36c84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The final CD reflects disbursement date of XX/XX/XXXX, which was prior to rescission expiration of midnight, XX/XX/XXXX. Provide corrected CD and letter of explanation to the Borrower.		08/08/2017: Received funding CD with a corrected disbursement date. Condition cleared.
300554271	a2cc2170-9677-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
08/02/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300554271	dc8b38c4-9b7e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Added 08/11/2017: Exhibit A, legal description, attached with the mortgage does not reflect a legal description.		08/11/2017: Received Exhibit A. Condition cleared.
300506135	4fa38a2e-74f8-4a6c-b86b-55f7374c0b8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300506135	c81379c8-3af3-4454-a53e-a6d46a9752e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage of 74.890% vs. actual TIP of 74.598, with a difference of 0.292%. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300602464	df6c72a9-5e3d-4a25-8fd8-43aa42192946	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflected an Appraisal fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		09/12/2017: A XXXXX Appraisal charge cure of $XX is on the final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 52.20 months reserves; Years in Primary Residence Borrower has 20 years in primary residence; Years on Job Borrower has 24 years on the job

300602464	5c6c70f3-bf26-41d4-9b17-33c61d80ab16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
09/12/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 52.20 months reserves; Years in Primary Residence Borrower has 20 years in primary residence; Years on Job Borrower has 24 years on the job

300602464	767f9e6d-3398-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Evidence of the Principle and Interest payments for property #2 on the Schedule of Real Estate Owned and property #1 on page 82 of final application.	09/15/2017: Please see the CD for the P&I and proof T&I are escrowed
09/15/2017: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that due to both properties being NEW Purchases not yet closed, the lender documentation within the loan file is acceptable to utilize for the new loan terms for PITI. Condition rescinded.09/15/2017: Audit reviewed the evidence for P&I for REO property #2 on page 61, and has determined that the documentation was included with the loan file.  The REO properties missing PITI are listed on page 61 REO #3 and REO listed on page 65. Provide PITI for said REO properties. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 52.20 months reserves; Years in Primary Residence Borrower has 20 years in primary residence; Years on Job Borrower has 24 years on the job

300602464	fcee5d70-3498-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.
09/12/2017:  XXX: XX% worse case scenario - fees are within XX% tolerance.  The lender did refund and additional $XX.XX for an over XX% tolerance. Recording fee of $X.XX but other fees were not over the XX% tolerance.  The loan will be rated a B for all agencies.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 52.20 months reserves; Years in Primary Residence Borrower has 20 years in primary residence; Years on Job Borrower has 24 years on the job

300602464	65097d7e-f997-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #2 on the Schedule of Real Estate Owned and property #1 on page 82 of final application.
09/16/2017: Please note that the REOs at XXXXXXX XX and XXXXXXX XX are purchase applications in process with lender that have not closed (this is clearly evidenced by the MERS reports in file). In order to be conservative and accurately reflect all debts, the projected payment amounts based on the loan terms of ths not-yet-closed transactions must be included. Thus, the 1003 and the tax and insurance information for the purchase application for that property was included. There is nothing more to provide – please waive this condition or else consider the payments to be zero because these applications have not yet closed.09/15/2017: Please see the CD for the P&I and proof T&I are escrowed

09/15/2017: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that due to both properties being NEW Purchases not yet closed, the lender documentation within the loan file is acceptable to utilize for the new loan terms for PITI. Condition rescinded. 09/15/2017: Audit reviewed the evidence for P&I for REO property #2 on page 61, and has determined that the documentation was included with the loan file.  The REO properties missing PITI are listed on page 61 as REO #3 and REO listed on page 65. Provide PITI for said REO properties. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 52.20 months reserves; Years in Primary Residence Borrower has 20 years in primary residence; Years on Job Borrower has 24 years on the job

300567877	c37a6078-5b87-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Missing XXXX/XXXX Tax Transcripts, as IRS reflects "no records found" for XXXX and XXXX tax returns. LOE was provided within the loan file for the XXXX returns not being filed.	08/22/2017: XXXX-XXXX W2 Tax Transcripts
08/22/2017: Audit reviewed the XXXX-XXXX W2 Tax Transcripts, and has determined that the documentation was provided PRIOR to consummation. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.78%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 475.60 months reserves

300567877	f3ac90dd-2279-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Guidelines require 3 trade lines active, with 2 active within the past 12 months.  The borrower does not meet this requirement.  The underwriter's comment stated an exception was approved, but there is no documentation of an approval.

08/18/2017: Client approved the trade lines exception but denied the exception to waive transcripts which is why transcripts have been provided. consult with them 08/17/2017: W2 Transcripts attached08/15/2017: The email shows the investor approved this exception.Good Afternoon - the upload confirms the exception request for Trade Lines was approved by individual at Investor. Please waive.08/09/2017: Trade Line Exception

08/22/2017: Audit acknowledges the client approved exception for insufficient trade lines. Loan will be rated a B.08/18/2017: Escalated to Investor for further review.  08/17/2017: Audit received W2 Transcripts, and has determined that said document does not clear the active trade line requirement finding. Condition remains.08/15/2017: Audit escalated the exception request along with the e-mail, and it was not approved. Please contact client to discuss.  08/10/2017: Exception denied by investor. Condition will remain. (Denial was uploaded in Clean Room)08/10/2017:  Lender's exception approval has been sent to the Client for review.  The status will be updated upon receipt of the review.08/09/2017: Exception is pending review from client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.78%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 475.60 months reserves

300567877	5df628df-fa8c-4c55-aad5-8d07bbeadecd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
08/04/2017 - Finding deemed immaterial. EV2
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.78%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 475.60 months reserves

300553234	8699cd7f-365f-4ad6-8da4-b100987b27b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps listed in section E of the final Closing Disclosure do not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	08/02/2017: PCCD
08/02/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 19.70 months reserves

300553234	732c6817-f1b9-4a6e-a7df-98fe72e1b9a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Review Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Review Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
07/26/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 19.70 months reserves

300553234	3fd405dd-6771-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L for self-employed business showing in section B of the Schedule E on the 1040’s. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
08/03/2017: Please reference the bottom of the P&L and balance sheets - the business name is listed.08/02/2017: P&L
08/03/2017: Audit reviewed XXXX YTD P&L, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.08/02/2017: Audit reviewed the Profit & Loss as of 05/31/2017, and has determined that said document did not identify the business name. Unable to determine what business the document pertains to, Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 19.70 months reserves

300553234	bb314efa-6771-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
07/25/2017: This is deemed non-material. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 19.70 months reserves

300553234	c0ee8ebc-5c71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/27/2017: XXX provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 19.70 months reserves

300553234	4bf8adbe-6771-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing YTD XXXX Balance Sheet for self-employed business showing in section B of the Schedule E on the 1040’s. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
08/03/2017: Please reference the bottom of the P&L and balance sheets - the business name is listed.08/02/2017: Bal Sheet
08/03/2017: Audit reviewed XXXX YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.08/02/2017: Audit reviewed the Balance Sheet as of XX/XX/XXXX, and has determined that said document did not identify the business name. Unable to determine what business the document pertains to, Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 19.70 months reserves

300565155	c4dca7b7-d47e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX YTD Balance Sheet for Co-Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required in order for the loan to be classified as a Qualified Mortgage.
08/29/2017: Balance sheet attached.
08/29/2017: Audit reviewed XXXX YTD Balance Sheet for Co-Borrower's Schedule C Sole Proprietorship, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47 months reserves; Years on Job Co-Borrower has 10 years on job

300565155	b8eaf80f-d57e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The "Paid as Directed" in section H line 03 of the final Closing Disclosure must disclose the name of the actual fee or service provided.  Provide corrected CD and letter of explanation to the Borrower.
08/23/2017: Updated CD and LOX to borrower.
08/23/2017: Audit review of revised CD includes payee to section H line 03 fee paid by the seller, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47 months reserves; Years on Job Co-Borrower has 10 years on job

300565155	662a7109-21d8-4e63-8361-d9e115e4f7b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/11/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47 months reserves; Years on Job Co-Borrower has 10 years on job

300572462	f07d499d-2e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
09/12/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300581458	20b81062-e297-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/14/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.59%

300581458	b9fab71b-e997-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	09/15/2017: authorization to close credit attached.	09/15/2017: Audit reviewed the executed Authorization to Close Lines of Credit, and has determined that said document is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.59%

300581458	b7857c13-6756-4bd5-99f4-41103306902b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
09/12/2017: Finding deemed non-material and will be graded EV2 for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.59%

300581458	cdaecbd5-f497-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee  of $XXX with no resulting CoC for any subsequent disclosures. The final CD dated reflects an appraisal fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on the funding CD
09/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.59%

300596156	bdfb2d51-afd6-48e9-93c0-717a7c2280f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Lender Fees and Application Fees reflected in section A of the final Closing Disclosure  should be itemized.  Section A Fee: 1026.38(f)(1):  Under the subheading Origination Charges and in the applicable columns as described in paragraph (f) of this section , an itemization of each amount paid for changes described in 10263.37(f)(1) the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment and the total of all such itemized amount that are designated borrower paid at or before closing.
09/8/2017: This is deemed non-material. The loan will be rated a B for all agencies
300596156	ef2e3c92-a694-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided prior to the Note date. The hazard insurance policy in the loan file was effective XX/XX/XXXX which is after the Note date.		Exception granted for properties located in XX when the effective date of the insurance is after the closing date but on or prior to the disbursement date. Final grade will be a "B" for all agencies.
300472185	bba421e7-cf5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The Lender's Guidelines require the Earnest Money Deposit (EMD) in the amount of $X,XXX from 1st account listed on the Continued Sheet of the application to be documented.  A copy of the EMD cancelled check or withdrawal from the bank statement is missing from the loan file.  Please provide a copy of the EMD cancelled check or copy of the bank statement.
															07/07/2017: Cancelled EMD	07/07/2017: Audit reviewed the EMD documentation, and has determined that sufficient evidence via cancelled check was submitted and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.44; FICO is higher than guideline minimum UW Guides require FICO of 70, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require #9months Subject reserves, loan qualified with #78 months excess reserves

300460365	879425af-e552-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Transfer Tax in section E of the Post Close CD dated XX/XX/XXXX reflects the transfer tax paid to the title company and not the government entity.  Provide a corrected CD and letter of explanation to the borrower.
06/21/2017: cd and lox
06/21/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Years in Field Borrower has 20 years in Field

300460365	fd3f3b89-dc52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	DTI Exceeds Guidelines	XX.XX% > XX% maximum Lender Guideline DTI. The borrower used gift funds as part of their verified assets and when gift funds are used the maximum DTI is XX% for a first time home buyer.	06/27/2017: exception request	07/20/2017: Client acknowledged. Loan will be rated a B.06/27/2017: Pending Investor review and approval.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Years in Field Borrower has 20 years in Field

300460365	511df471-2c9f-4522-9a4a-02fae4e1e24c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $X,XXX resulting in a $XXX refund due for cure.
06/16/2017: A RESPA Appraisal charge cure of $XXX on the final CD. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Years in Field Borrower has 20 years in Field

300531022	eb04a0d8-dcab-4284-8d6f-83dc47702054	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX and a VOE Fee of $XX.XX that did not reflect on the LE resulting in a $XX.XX refund due for cure.
07/31/2017: CD reflects $XX.XX credit for increase in closing costs above legal limit. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.8 months reserves; Years in Field Borrower has 17 years in Field

300531022	aef3c726-2676-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Missing HUD from sale of other property owned, Rental property listed on tax return	08/08/2017: proof property sold XX/XX/XXXX: 08/02/2017: Seller CD
08/08/2017: Audit reviewed property profile for REO property on Schedule E, and has determined that the documentation submitted does NOT reflect the borrower as the current owner. Last Deed transfer date was XX/XXXX. Condition cleared. 08/02/2017: Audit reviewed Seller CD provided, and has determined that the property reflected on the CD is the departure residence NOT the REO listed on the 2016 Schedule E (A) on page XXX/XXX. Provided evidence REO property sold was sold. Condition remains.

 FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 708; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.8 months reserves; Years in Field Borrower has 17 years in Field

300349964	c2d4e57a-ff33-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Missing Appraisal Completion Cert	The appraisal is subject to repairs or subject to completion. Satisfactory completion certificate not provided.	05/16/2017: final inspection
05/16/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.80 months reserves

300349964	e47445a2-f334-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	05/11/2017: CDA	05/11/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.80 months reserves

300349964	9002f3a6-0034-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Explanation letter not provided for XXXX W2 box 1 wages, tips, other comp. income reflected as $XXX,XXX.XX versus written verification of employment XXXX income reported as $X,XXX.XX.	06/07/2017: income lox and paystubs
06/07/2017: Audit reviewed LOE, as well as the end of year paystub, and has determined that sufficient evidence was provided to support the W2 income for XXXX. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.80 months reserves

300349964	73734a66-3a4d-4e71-a05b-aa9e83d805b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX > $XXX.XX maximum late fee allowed by the State of XXXXX XXXXXXXX.	05/17/2017: XX late fee
05/17/2017: Audit reviewed Lender Rebuttal, and has determined that per state regulators, lenders are permitted to charge a late fee in excess of 4% for loan amounts $XXX,XX or greater under General Statute 24-9.  There is no cited ceiling for the late charge amount on loan amounts $XXX,XXX or greater. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.80 months reserves

300349964	531f2510-f366-4e8a-aef4-38f3b8a9cb2e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
05/08/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.80 months reserves

300349964	fd615fe9-ff33-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX..  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.
05/25/2017: RC lox
05/25/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.80 months reserves

300499635	cb239c93-4987-46bd-9e89-83c515108de9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated X/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated X/X/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.
07/12/2017: This is a non-material issue. The loan will be graded a B for all agencies.
300499635	219d2e62-2767-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Notary Fee in section H of the final Closing Disclosure is missing complete name of the service provider. Provided a corrected CD and LOE to the borrower.		07/12/2017: A Post Close CD and LOE Email to the borrower shows a complete service provider. The loan will be rated a B for all agencies.
300499635	c213a8f2-2667-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The IRS Transcript Fee in section B of the final Closing Disclosure does not reflect the correct service provider. Provide corrected CD and LOE to the borrower.		07/10/2017: A Post Close CD and LOE email to the borrower corrected the service provider. The loan will be rated a B for all agencies.
300334755	26424018-a709-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	The appraisal was completed "subject to completion....." without a Completion Certificate (442) in the file.	03/20/2017: Final Inspection
03/20/2017: Audit reviewed the Appraisal Update and/or Completion Report, and has determined that the report reflects that the improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal Report. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300334755	82458fec-a709-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/20/2017: CDA	03/20/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300500673	08d5c6e3-4663-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	07/11/2017: CDA	07/11/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300500673	467470b4-2363-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/X/XXXX reflects No Tax Service Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XX Tax Service Fee resulting in a $XX refund for cure. Cure provided per $XX. lender credit on final CD.
7/7/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300450826	e1ba5278-ab47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/09/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300450826	9ff9c0d2-ec76-4a40-91b8-ec43cb1af49d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated X/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

7/14/2017: Overnight tracking document provided. Condition Cleared07/14/2017:  Received post consummation CD, copy of check & explanation letter. Evidence of delivery required.  Condition remains. 07/14/2017:  Pending compliance review06/14/2017: Audit has reviewed CD, as well as the documentation provided, and determined that the $XXX "lender credit" on the CD was applied to "general closing costs" because the Lender did not specifically attributes a credit to a specific finance charge. Therefore as a "lump sum" credit, it is allocate to non-finance charges and then apply towards prepaid finance charges. Provide evidence to verify "what fees" the Lender Credit was applied. Condition remains.

300450826	86f72e23-8de4-4121-a0f4-a08bcc6fc0d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit	06/14/2017: esign page 3 and 5
06/14/2017: Audit review of evidence that the Affiliated Business Disclosure was submitted within three days of application date was provided. Documentation submitted is deemed acceptable, condition cleared.06/09/17: Lender provided evidence of receipt of the Home Loan Toolkit. However it was not provided within 3 days of the application date. Condition maintained.

300450826	a9603c75-6000-430c-b2ed-5ea2efd03394	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
06/14/2017: cdpc and settlement stmt
7/14/2017: Overnight tracking document provided. Condition Cleared07/14/2017:  Received post consummation CD, copy of check & explanation letter. Evidence of delivery required.  Condition remains. 07/14/2017:  Pending compliance review06/14/2017: Audit has reviewed CD, as well as the documentation provided, and determined that the $615 "lender credit" on the CD was applied to "general closing costs" because the Lender did not specifically attributes a credit to a specific finance charge. Therefore as a "lump sum" credit, it is allocate to non-finance charges and then apply towards prepaid finance charges. Provide evidence to verify "what fees" the Lender Credit was applied. Condition remains.

300450826	1f790afc-b6d5-40b6-9779-786ee849cf4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(e)	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated X/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
06/02/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
300342698	4b0ef316-93d8-409c-ad7e-23257bc3e9ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The final CD reflects a Doc Prep Fee of $XXX in Section A; The fee should be reflected in Section B as the fee was not paid to the lender		04/13/2017: A Post close CD reflects the Doc Prep Fee of $XXX was moved from section A to B. Condition cleared. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	f93648ef-ebe0-49da-bc46-5ae9bc074e9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.
04/21/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) was corrected on the post-closing CD along with a e-mail notification sent to the borrower. Loan will be rated a B. 04/13/2017:  A Post Close CD reflects the total of payments of $X,XXX,XXX.XX for an under-disclosure of $X.XX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	14cd9649-853f-45de-a716-a9f6ef745571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $650 with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of $XXX resulting in a $XXX refund due for cure.		04/13/2017: A RESPA Appraisal charge cure in the amount of $XXX on the final CD was reflected. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	165eb023-ea1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Borrower Owns Excessive Number of Properties	Borrower exceeds lender guideline maximum of 4 financed properties including those under entity vesting.	04/21/2017: REO Letter of explanation
04/21/2017: Audit re-analyzed the REO properties, and has determined that although the borrower owns numerous properties, only 4 (including subject property) are financed. Per Guidelines, borrower can own up to 4 financed properties. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	10b4260b-f21f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Documentation	Missing credit supplement supporting closure of #2 open HELOC accounts A and B reflected per credit report.
06/27/2017: Audit reviewed all HELOC documentation, and has determined that sufficient evidence was provided to verify HELOC closures via POST closing credit supplement. Loan will be rated a B.   06/09/17: Sent to counsel for review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	a75ade92-5820-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Incomplete 1003	The initial and final loan application is missing the borrowers business contact phone number.	05/17/2017: 1003	05/17/2017: Audit reviewed the first page of the Loan Application, and has determined that the document reflects the borrower's business phone number. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	e88918bc-7120-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Missing evidence of delivery of post-close CD to borrower.	04/21/2017: CDPC	04/21/2017: Audit reviewed evidence the post-close CD was provided to the borrower via e-mail same day, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	808089b1-ee1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B does not accurately reflect party that ultimately received payment; the Final CD states the fee is paid to XXX XXXXXXX XXXXXXX and the Final Inspection Fee in section B does not accurately reflect party that ultimately received payment; The Payee is missing.
04/13/2017: A Post close CD reflects the correct service provider. Condition cleared. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	7cb486f8-ef1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Closing Disclosure in  Section (F), Hazard Insurance Premium incorrectly reflects the payee as XXX XXX XXX LLC. The payee should read XXX as per the Evidence of Hazard insurance Disclosure.Please note that an explanation to the borrower along with proof of delivery must also be issued.
04/25/2017: PCCD
04/25/2017: Audit review of revised CD includes Section F Hazard Insurance Premium correct payee. Missing Notification to borrower, however the client has adopted SFIG guidance. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	98739d45-f11f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate dated XX/XX/XXXX as per changed circumstance in file; Per the CoC dated XX/XX/XXXX the loan was locked and a fee for Final Inspection was added; additional conditions may apply.	04/21/2017: LE	04/21/2017: Audit reviewed the Loan Estimate dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	caa34293-a41f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Hazard Insurance Shortfall
Hazard insurance declaration reflects coverage limit of $XXX,XXX with Note reflecting $XXX,XXX for a shortfall of $XXX,XXX; No replacement cost estimate is provided by the insurer. Please provided evidence of dwelling replacement cost coverage of $XXX,XXX or insurers cost estimate warranting reduced dwelling replacement coverage; additional conditions may apply.
07/10/2017: HOI04/21/2017: Appraisal Cost approach
07/10/2017: Audit consulted with Compliance, and has determined that the updated post closing Insurance Declaration page is deemed acceptable. Dwelling coverage is sufficient at $XXX,XXX.XX. Loan will be rated a B. 04/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal in not an acceptable form of calculating insurance coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage. Conditions remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	13269ab2-7120-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	Missing executed XXXX business tax returns for borrower business #3.	05/24/2017: signed pg 2
05/24/2017: Audit reviewed executed page of 2015 1120S for borrower business #3, and has determined that the documentation was executed and dated PRIOR to consummation. Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	6843eef9-7320-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fee for current primary residence which existing mortgage indicates is a PUD; and REO #1 which file data indicates is a townhome; additional conditions may apply.		06/09/17: Lender provided evidence of the HOA fee for current primary residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	da06f8a9-7420-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Missing Appraisal Completion Cert	Missing 1004D appraisal certificate of completion on property appraised as subject-to completion per plans and specifications.	04/21/2017: final inspection	04/21/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the property has been completed per plans and specifications. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	d027e767-f01f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2
The final CD reflects a Survey fee in Section H; The fee should be reflected in Section C as a borrower shopped fee reflected per the WLSP or proof this fee was an optional fee for the borrower.  Additional conditions may apply.
04/25/2017: PCCD
04/25/2017: Audit review of revised CD includes Section F Hazard Insurance Premium correct payee. Missing Notification to borrower and evidence of shipment, however the client has adopted XXXX guidance. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	af450490-7220-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing complete signed profit and loss statement for borrower business #3; P&L in file is missing pg1; The loan is considered non QM compliant, additional conditions may apply	05/17/2017: P&L
05/17/2017: Audit reviewed P&L for borrower business #3, period Ending 12/2016, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300342698	134e70b4-7220-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Trust Documentation	Missing copy of trust agreement; The loan is considered non QM compliant, additional conditions may apply	04/21/2017: Trust	04/21/2017: Audit reviewed Trust Agreement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.16%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #418.62 months excess reserves

300499383	dd1b0f66-fa5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Provide re-disclosed CD and letter of explanation.	07/02/2017: PC CD
07/02/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300499383	9db4a1ae-0012-47fb-943b-c079faa50a12	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Credit Report Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
06/29/2017: The Final CD reflects a post close tolerance cure of $XX.XX which is sufficient. Loan will be rated a B for all agencies.
300499383	0581ad0c-4877-419a-aee1-82768464f9ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	07/02/2017: ABD	07/02/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300421792	bb5455f3-f5c7-437f-b24f-373922494f97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The final LE reflects no Discount Points fee with no resulting CoC for any subsequent disclosures; The final CD reflects a Discount Points fee of $XXXX resulting in a $XXXX refund due for cure; No evidence of cure was evident on the final CD; No evidence of post-close CD was provided in the file; Please provide a letter of explanation and confirmation of delivery to the borrower.
06/21/2017: Lock Extension06/19/2017: Letter of Explanation
06/21/2017: Audit review of evidence of Rate Lock Confirmation dated XX/XX/XXXX confirms rate lock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.06/19/2017: Audit reviewed the Lender Rebuttal, and has determined that a rate lock is a valid reason for discount points increasing. Provide proof the rate was locked to tie into the discount and timing. Condition remains.

 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	ab9ef00f-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by lender		5/31/2017: CDA provided reflecting reconciled value of $XXX,XXX at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	494b838b-6725-424b-a4e3-42dfc5bb88a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX. No Cure		5/31/2017: Over disclosure < 1% of loan amount. Non material finding. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	7d91b173-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX Balance Sheet for Borrower’s business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
06/08/2017: P&L / bal sheet
06/08/2017: Audit reviewed 2017 YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	23422ccd-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Please provide signed borrower letter providing authorization to close Home Equity Line of Credit on subject property.	06/02/2017: payoff
06/23/17: Lender provided evidence that the recorded satisfaction of the HELOC. Condition cleared. 06/02/2017: Audit reviewed unsigned LOC form, and has determined that an EXECUTED copy is required pre-consummation. Documentation is deemed unacceptable. Condition remains.

 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	4117f351-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX P&L Statement for Borrower’s business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement is missing from the file.
06/08/2017: P&L / bal sheet
06/08/2017: Audit reviewed 2017 YTD P&L Statement, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	749a98a1-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2
Missing XXXX W2 for co-borrower employer #A. Per appendix Q, a creditor must verify the consumer’s employment for the most recent two full years; the W2 is necessary for the loan to be classified as a Qualified Mortgage.
06/21/2017: LOX06/08/2017: LOX
07/13/2017:  Received 2016 W-2 for Co-borrowers previous job.  Condition cleared.06/27/2017: Pending Investor review and approval. 06/21/2017: Lender's guidelines provided with effective date of XX/XX/XXXX for Salary Only Wage Earners require most recent two (2) years W-2’s and most recent paystub(s) covering the last thirty (30) days and YTD income, dated within 90 days of Note. The guideline does not state (2) years W-2's or Tax Returns. However, audit agrees that Hourly and Part-Time Income does reflect W-2's or Tax Returns. Conditions remains.06/08/2017: Audit reviewed the Lender Rebuttal, and has determined that the Lender Guidelines require most recent two (2) years W-2’s and most recent paystub(s) covering the last thirty (30) days and YTD income, dated within 90 days of Note. Missing 2016 W2 for co-borrower's previous employment with end date of XX/XX/XXXX. Condition remains.06/21/2017: Lender's guidelines provided with effective date of XX/XX/XXXX for Salary Only Wage Earners require most recent two (2) years W-2’s and most recent paystub(s) covering the last thirty (30) days and YTD income, dated within 90 days of Note. The guideline does not state (2) years W-2's or Tax Returns. However, audit agrees that Hourly and Part-Time Income does reflect W-2's or Tax Returns. Conditions remains.

 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300421792	85a98bdd-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing 12 months draw history to verify that no draws greater than $XXXX has occurred; Additional conditions may apply	06/08/2017: Guideline LOX
06/08/2017: Audit concurs with the Lender Rebuttal, and has determined that the stipulation for the 12 month draw history is for Rate Term Refinance loans, whereas this is a Cash Out Refinance. Finding is invalid. Condition rescinded.

 DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves; No Mortgage Lates No Mortgage Lates in 94 months reviewed; Years on Job Borrower has 16.85 years on job.

300433863	4796f3b7-0b3f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.31%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 33 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 60 months reserves

300433863	ede3eb47-6f47-4ab4-a695-905048de1d0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX and Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX.XX and Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
05/22/2017 - A RESPA appraisal and credit report fee charge cure on the final CD. The loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.31%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 33 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 60 months reserves

300454468	6de89b3f-c952-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Credit Score	Credit score of XXX < 760 the minimum credit score required per lender guidelines.	06/28/2017: exception request	07/20/2017: Client acknowledged. Loan will be rated a B. 06/28/2017: Pending client review and approval.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 82.1 months reserves; Years on Job Borrower has 9 years on job

300433497	73534bcd-15fa-44c9-873f-c80058f73a4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX. No Cure.		05/27/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300433497	5ae1c36e-1b00-4562-86b1-6b69069a3c2e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.	06/02/2017: toolkit X.XX.XX esign receipt	06/02/2017: Audit acknowledges that the Lender is unable to produce said document within 3 days of the Application date XX/XX/XXXX, and loan will be rated a B.
300433497	22a769b4-5342-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		5/31/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300472141	35f5231c-c660-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		07/06/2017: A Post Close CD provided in the file reflects the Transfer Taxes and the government entity assessing the tax. Condition cleared. Loan will be rated a B for all agencies.
300376418	18ee5fa7-8239-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing client CDA	05/17/2017: CDA
05/19/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/17/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

300376418	077df519-0b42-4544-8315-fbf8004f40a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.	06/02/2017: LOX05/30/2017: LOX
06/02/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.05/30/2017: Audit reviewed that Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a RESPA required disclosure NOT a State required disclosure. Condition remains.

300457757	fe13d604-dc47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	Missing evidence of mailing of post-close closing disclosure dated XX/XX/XXXX to borrower.	06/08/2017: PCCD convo log	06/08/2017: Audit reviewed e-mail evidence of Post Closing CD, and has determined that the documentation submitted is deemed acceptable. Loan will be rated a B.
300457757	79a1f894-c917-4e08-bc6d-2c6faa2da641	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX. The lender did not include $XXX.XX for other fee reflected in lender PITI per final application.
06/13/2017: Post Consummation CD
06/13/2017: Audit review of revised CD reflects corrected Estimated Taxes, Insurance & Assessments, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300457757	50388b7f-75fc-44a8-a102-0ac4875aa371	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a credit report fee of $XX with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of $XX.XX resulting in a $X.XX refund due for cure.		06/05/2017: Lender provided cure at closing per final CD
300457757	79e6ff7c-d847-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.
06/08/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.06/07/2017:  CDA provided is from the Lender not the Client.  Condition remains.

300457757	bb0fba58-dc47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The final Closing Disclosure Title-Settlement Fee of $XXX is missing payee. No Cure.		06/05/2017: Lender provided revised CD XX/XX/XXXX which reflects payee.
300425597	4392301f-5e45-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		5/31/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300425597	fc7e006c-89d1-4778-98bd-e6b93cbe0088	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $X.XX is required.
05/30/2017: The Final CD reflects a post close tolerance cure of $X.XX which is sufficient. Loan will be rated a B for all agencies.
300461110	a7cf48df-0760-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.	08/01/2017: Income docs07/18/2017: escalation07/06/2017: Vvoe
08/01/2017: Audit reviewed underwriting documentation, and has determined that the borrower's wage earner income was not used to qualify. Therefore, a VVOE is not required for the borrower. Condition cleared.  07/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the Borrower receives a paycheck and the XX reflects that the CO-borrower owns 100% of the company. The Borrower is a wage earner (pay stubs provided) not self employed, therefore a Borrower's VOE within 10 days of Note date is required per Guidelines. Appendix Q requires a VVOE or last pay stub within 30 days to verify the Gap in employment requirement. Per Appendix Q, the creditor must verify the consumer’s employment requirement for the most recent two full years, and must require the consumer to explain any gaps > 30 days.  Condition remains.    07/06/2017: Audit reviewed the VOE for the co-borrower, and has determined that the employment verification was within 10 days of the Note date. However, it has been determine that the borrower VOE was not within 10 days of the Note date as required by lender's guidelines. Provide the Borrower's VOE within 10 days of Note date. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 283.50 months reserves

300441516	cdad8043-993c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves
12 months reserves required per Lender Guidelines for First Time Homebuyers.  Gift funds are not eligible for reserves.  Verified Assets $XXX,XXX.XX - Funds to Close $XXX,XXX.XX - Gift Funds $XXX,XXX - Gift Funds $XXX,XXX.XX - Subject Reserves $XX,XXX.XX = $-XX,XXX.XX insufficient reserves.

07/24/2017: AssetsThe insufficient reserves for a First Time Home Buyer requirement is pursuant to Lender previous Jumbo Guide. The loan was underwritten adhering to the current Lender Prime Jumbo Product Guide which requires six months reserves. Please note Investor has accepted Lender Prime Jumbo ProductGuide as of XXXX X, XXXX.

7/31/2017: Audit’s re-review  indicates assets verified of $XXX,XXX.XX( this includes $XXX.XXX.XX gift funds) were sufficient to cover the funds to close of $XXX,XXX.XX,  and reserves.  Funds to close exceeds the gift funds, therefore reserves were not covered by the gift funds but by borrower’s own funds. Condition cleared. 07/24/2017: Audit reviewed the Lender Rebuttal, and has determined that assets are insufficient based on lender guidelines dated XX/XX/XXXX First time homebuyer, no gift funds allowed. Condition remains. 06/21/2017: Audit acknowledges Lender's response however subject loan closed prior to guidelines used by Lender. Audit guidelines used reflects effective date of XX/XX/XXXX in which 12 months reserves are required for FTHB. Condition remains Active.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VORs verify 50 months payment history with no late payments reported; Years in Field Borrower has 16 years in Field

300441516	27dbcdcb-c43b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/22/2017: CDA
5/31/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.05/22/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VORs verify 50 months payment history with no late payments reported; Years in Field Borrower has 16 years in Field

300441516	e76b9cc5-983c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	DTI Exceeds Guidelines	XX.XX% DTI exceeds XX.XX% max allowed. Per Lender's Guidelines for First Time Homebuyers, XX.XX% Maximum DTI when gift funds are utilized.		06/08/2017: Audit acknowledges the client approved exception for DTI exceeding guides by X.XX%. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VORs verify 50 months payment history with no late payments reported; Years in Field Borrower has 16 years in Field

300441516	48ab6496-ee4f-43cf-b75c-a34ea1044cbc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $X.XX is required.
05/19/2017: The Final CD reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VORs verify 50 months payment history with no late payments reported; Years in Field Borrower has 16 years in Field

300436449	4865638f-e742-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		5/31/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.40 months reserves

300436449	d1e07bc1-f242-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Missing final application from the file.	07/12/2017: signed 1003	07/12/2017: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.40 months reserves

300436460	1ddd7aef-193c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Chase CDA Review Appraisal	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300436460	d7df41bc-7f90-4244-bcb2-eb20738c96a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	05/23/2017: ABA lox	05/23/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
300450825	5e920bfb-de7a-46b2-acd7-fae61d3d9d73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit in the file.	06/08/2017: toolkit pge 3 and 8	06/08/2017: Audit review of Special Information Booklet/Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300450825	5711c82c-d447-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/09/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300450825	3fd8c353-e7ec-4054-ab35-d5cec8a33d60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(e)	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated X/X/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		06/33/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
300433421	0232fac9-0a4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	06/08/2017: heloc letter
06/08/2017: Audit reviewed the HELOC payoff and close letter, and has determined that the documentation is deemed unacceptable. Provide an EXECUTED copy of the HELOC payoff and close letter. Condition remains.06/20/2017: Lender provided Supplemental Report dated 06/16/2017 that states HELOC verified paid and closed. Condition cured post close and loan rated a B. This is not a QM issue.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.50 months reserves

300433421	2a5d4113-3aaa-4759-9b6d-f393851b0126	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	06/08/2017: cd and email
06/08/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  06/05/52017:  A Post Close CD does not reflect the government entity.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.50 months reserves

300433421	30a282f0-0c4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/07/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.50 months reserves

300433421	b7fe1055-6182-469c-b002-14b5bc058c82	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX resulting in a variance of $XXX.		06/05/2017: A RESPA Transfer Tax of $XXX charge cure was on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.50 months reserves

300436448	29eea7ee-5845-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing 2017 YTD P&L for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
08/02/2017: P&L / LOX
08/02/2017: Audit reviewed the documentation, and has determined that the letter from the borrower stating no expenses were incurred in 2017 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared.06/09/17: Lender provided an LOE regarding business losses. Please provide the P&L for the Borrower's Schedule C business. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300436448	3f0e54f3-5745-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	06/08/2017: The CDA Report is provided by Investor to Room06/01/2017: CDA
06/09/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.06/08/2017: Audit reviewed the Lender Rebuttal, and has determined that the Investor CDA has not been provided in said room yet. Condition remains. 06/01/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300436448	5731e59b-5945-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Corrected CD reflecting the Credit Report Fee of $XX.XX.  Letter of explanation along with proof of delivery and copy of refund check of $XX.XX were provided in the loan file, however a copy of the corrected CD was not provided.
															06/02/2017: PC CD	06/02/2017: Audit reviewed corrected CD, and has determined that the credit is reflected on page 3. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300436448	51ca863a-5845-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fees for property listed on the Schedule of REO.		06/05/2017: Audit re-analyzed the loan file, and has determined that the HOA fee for the REO property was located on page 354 with fees of $543 monthly. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300436448	13cc3ce3-5845-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX YTD P&L for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
08/02/2017: P&L / LOX
08/02/2017: Audit reviewed the documentation, and has determined that the letter from the borrower stating no expenses were incurred in XXXX is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared06/09/17: Lender provided an LOE regarding business losses. Please provide the current year balance sheet for the Borrower's Schedule C business. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300436448	aee5ed3e-4045-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Borrower's Financed Properties Exceeds Guideline Maximum	A borrower is not eligible to finance more than one unit in a single condo project. The borrower's current residence is within the subject condo project.	06/08/2017: Letter of Explanation / Supporting Evidence
06/08/2017: Audit reviewed supporting evidence for the departure property listed prior to consummation, and has determined that the documentation submitted is deemed acceptable. Sufficient evidence that the property is under contract and closing date set was provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300436448	bc247e5e-3f45-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	06/05/2017: Condo questionnaire	06/05/2017: Audit reviewed the Condo Questionnaire, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12 months reserves

300475900	a0fc88ad-3c33-4cf6-8c24-ed838444fc6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  An amount of $XX,XXX.XX was listed under Recording Fees - Mortgage paid by the Seller, and not Transfer Tax.  $XX,XXX.XX should be disclosed as a seller paid Transfer Tax with the government entity assessing the tax disclosed and not as a Recording Fee.
07/11/2017: PC CD
07/11/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent via e-mail. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.30 months reserves; Years on Job Borrower has 10.33 years on job.

300475900	806c89c8-695a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
07/06/2017: eSign Process Summary07/02/2017: Letter of Explanation
07/06/2017: Audit reviewed electronic log showing e-delivery details for LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.07/02/2017: Audit reviewed the Lender Rebuttal, and has determined that if the last LE delivered was < 7 days, we need evidence of receipt. Provide the signed LE or electronic log showing e-delivery details for LE dated XX/XX/XXXX when it was provided and when the borrower accessed it, to determine that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.30 months reserves; Years on Job Borrower has 10.33 years on job.

300475900	03242876-2458-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		07/19/2017: Received executed, final application. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.30 months reserves; Years on Job Borrower has 10.33 years on job.

300441404	1f2df531-ef3e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	05/30/2017: CDA	05/30/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300441404	615dd67f-f43e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD dated XX/XX/XXXX was not provided in the loan file in its entirety. Only page 1 of initial CD was provided in the loan file. Pages 2-5 of initial CD was not provided in the loan file.	05/30/2017: icd	05/30/2017: Audit reviewed the complete copy of the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300441404	147dcbae-1614-4aae-8d85-cb6767f059b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
05/30/2017: icd
05/30/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300441860	f38daf00-3951-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/16/17: CDA reflecting a value of $X,XXXX,XXX.XX which is a -X.X% variance. Condition Cleared.
300472154	afe68058-db60-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		07/06/2017: A Post Close CD provided in the file reflects Transfer Taxes with the government entity assessing tax. Condition cleared. Loan will be rated a B for all agencies.
300503468	b7978dde-8d02-43c8-957a-180618403b02	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes paid by the seller were not reflected in section E of the final Closing Disclosure.		07/11/2017: A Post Close CD provided in the loan file reflected the transfer taxes paid by the seller. Condition cleared. Loan will be rated a B for all agencies.
300503468	b96df52a-46ed-400b-ad53-9a246b2af5f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
07/11/2017: The Final CD reflects a post close tolerance cure of $XXX.XX which is sufficient. Loan will be rated a B for all agencies.
300458287	52f22521-0e5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
07/06/2017: eSign Process Summary07/02/2017: Letter of Explanation
07/06/2017: Audit reviewed electronic log showing e-delivery details for LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.07/02/2017: Audit reviewed the Lender Rebuttal, and has determined that if the last LE delivered was < 7 days, we need evidence of receipt. Provide the signed LE or electronic log showing e-delivery details for LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, to determine that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition remains.

300455234	4a50784b-0755-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	File is missing evidence of the flood insurance.		06/21/2017: Lender provided Flood Insurance Policy. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 72.90 months reserves

300455234	c267f73e-f654-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/21/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 72.90 months reserves

300460112	740f5597-e05d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
Missing third-party fraud report. Guidelines require an industry standard fraud report be provided with closed loan file along with any supporting documented based on fraud report findings. Additional conditions may apply
															07/06/2017: fraud report	07/06/2017: Audit reviewed Fraud tool provided prior to closing, and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 786; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 total months payment history with no late payments reported; Years on Job Borrower has 17 years on job per WVOE

300457172	646717bf-3751-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		06/16/17: CDA reflecting a value of $XXX,XXX.XX which is a -X.X% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.90 months reserves

300457172	a178c2a5-4151-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Provide re-disclosed CD and letter of explanation.		06/20/2017: Lender provided Post Close CD that reflects no pre-paid property taxes collected. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.90 months reserves

300457172	740fda4f-3851-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing copy of Gift Letter from donor supporting $XX,XXX.XX in gift funds to borrower.	06/27/2017: LOX
06/27/2017: Audit reviewed the Lender Rebuttal, and has determined that the donor amount was deducted from the bank account. Reserves are sufficient without the use of donor funds. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.90 months reserves

300457172	799e80b3-945f-4756-b763-ee68570e9176	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX.XX a month versus the calculated value of $XXX.XX; The lender used the incorrect amount of $X.XX for the HOA Fee versus the actual amount of $X.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/29/2017: Evidence of PCCD06/27/2017: PC CD
06/29/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 06/27/2017: Audit reviewed "conversation log" provided, and has determined that the revised CD, a copy of the cure refund check and evidence of shipment are also required. Condition remains.06/20/2017: Lender provided Post Close CD in which Estimated Taxes, Insurance and Assessments correctly reflects $XXX.XX, however the Title - Lenders Title Insurance was moved to Section B and now exceeds 10% tolerance. Section B is subject to 10% tolerance resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains Active.

 FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.90 months reserves

300456551	f2f9d35a-2d61-4409-86c6-a77186c5ef0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflects a $XXX Appraisal Fee and a $XX credit report fee with no resulting COC for any subsequent disclosures. The final CD reflects an $XXX Appraisal Fee and an $XX.XX credit report fee resulting in a $XXX.XX refund for cure. Cure provided per $XXX.XX lender credit on final CD.
6/2/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300456551	eb0b7805-2b47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by lender.		06/07/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300456551	0eb0690f-a006-4aa0-b512-37c53b45695d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX. Over-disclosure of TOP less than $XXX or 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
Over-disclosure of TOP less than $XXX or 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
300456551	fe7a0669-59c6-4bfb-b746-e639c7f0a52d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing borrower Affiliated Business Disclosure	06/07/2017: aba lox	06/07/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300486857	5760765d-be65-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		07/17/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300486857	a5873bf0-542c-4a9e-a658-5bd1260fa083	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal not Completed.	Missing 442		07/13/2017: Received satisfactory completion certificate. Condition cleared.
300486857	a3af7f79-eedc-41c2-9eae-c22a1fefa223	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Qualifying income based on XXXXXXXXX from XXXXX XXXXXXXXX contract for an XXX & captured under Borrower's name.		7/11/2017: Cleared all income captured under Borrower's name
300486857	add17fff-21d0-4cb1-9fd3-761f8230b076	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated X/XX/XXXX and the date of consummation is X/XX/XXXX. the timing requirement to consummation is not met. No cure.
07/13/2017: Received executed initial CD. Timing requirement met. Condition cleared.
300486857	53dffc73-bd65-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	The appraisal was completed "Subject to" completion & installation: flooring, walls, appliances & fixtures. A Completion Certificate was not provided in file.		07/13/2017: Received satisfactory completion certificate. Condition cleared.
300472121	c430e632-1c6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Evidence the mortgage/deed of trust was sent for recording is not in the loan file. No recording fee collected on CD.		07/26/2017: Received recorded mortgage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  53 months reserves; Years on Job Borrower has 17 years on job

300472121	69b395d3-c768-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The initial LE is missing from the loan file. No Cure - Missing document not provided.		07/26/2017: Received initial LE dated X/XX. Condition cleared. 07/21/2017: Received Loan Estimates dated X/X and X/XX. Missing X/XX Loan Estimate. Condition remains.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  53 months reserves; Years on Job Borrower has 17 years on job

300472121	4b055198-c768-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Missing a cash-out letter from the borrower to determine if the subject proceeds are to be used to acquire other real estate and/or open new debt; any proposed obligations must be factored into the DTI to confirm the total debt ratio does not exceed limits outlined in Cash-Out product matrix. Other conditions may apply.
															08/02/2017: lox	08/02/2017: Audit reviewed Letter of Explanation for Cash Out, and has determined that the documentation submitted is deemed acceptable. No new obligations were incurred. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  53 months reserves; Years on Job Borrower has 17 years on job

300472121	79f920a8-ca68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	Missing Exhibit A Legal Description attached and made a part of the Mortgage Deed.
07/26/2017:  Received recorded mortgage with Exhibit A.  Condition cleared.07/21/2017:  Received Title Commitment which includes Exhibit A.  This does not evidence Exhibit was sent with the mortgage for recording.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  53 months reserves; Years on Job Borrower has 17 years on job

300472121	8a1662f9-c968-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The IRS Transcript Fee in section B of the final Closing Document has the incorrect payee name of the service provider.
07/21/2017:  Received post consummation CD & explanation letter.  Condition cleared.07/14/2017 - A Post Close CD in the file reflects the correct payee name of the service provider. Letter to the borrower not provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  53 months reserves; Years on Job Borrower has 17 years on job

300479236	ee0c4bd4-a45d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with 125% extended replacement cost ($XX,XXX) for total coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
07/17/2017: Received replacement cost estimator dated post-closing. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.53%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.40 months reserves

300474292	52e8d99e-775a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report in file is illegible.	06/27/2017: CDA	06/27/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.11%; FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 77.80 months reserves

300474292	591f937c-8c5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' 401K or other retirement account statements.  Missing most recent 2 months retirement account statements for asset account listed #3 on the Asset Continuation Sheet of the final loan application.  Statement provided in the loan does not cover 2 months and the 09/30/2016 statement has expired.
06/28/2017: 401k
06/28/2017: Audit reviewed 401K statement, and has determined that the period dates are XX/XX/XXXX through XX/XX/XXXX Total assets are $XXX,XXX.XX minus $X,XXX.XX (REOx6) minus $X,XXX (EMD) minus $XX,XXX.XX (cash to close) minus $XX,XXX.XX (subject PITI x 18) equals $XXX,XXX.XX remaining. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.11%; FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 77.80 months reserves

300486856	1334e720-0568-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the taxes of $X,XXX.XX and the hazard insurance of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
08/07/2017: Post Consummation CD
08/07/2017: Audit review of revised CD reflects the correct Estimated Taxes, Insurance & Assessments section amount, Notification of the error (i.e., the letter to borrower) was provided and documents were sent via e-mail. Loan will be rated 'B'.   07/20/2017:  Lender has adopted SFIG.  Per SFIG, for non-escrow accounts a revised CD and letter of explanation is required.

300486856	0a0dfb7d-c076-4df7-ab8e-d11c441a0d65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $X.XX is required.
XX/XX/XXXX: The Final CD reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300506002	00f6c6ab-c06c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	All pages of the final application was not provided. Page 1 of the final application is missing.	XX/XX/XXX Final 1003	XX/XX/XXXX: Audit reviewed executed complete copy of the Final signed 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.50 months reserves

300506002	43d256ae-8d6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowners Premium Policy in Section F of the Final Closing Disclosure is missing the name of the service provider. Lender provided a corrected Closing Disclosure to reflect service provider.	XX/XX/XXXX Post Consummation CD
XX/XX/XXXX: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower) and e-mail confirmation to borrower and has determined that the documentation submitted is deemed acceptable. HOI payee correctly matches the invoice (p103) within the loan file. Loan will be rated 'B'.  XX/XX/XXXX:  A Post close CD in the loan file stated a HOI service provider however; it should be paid to XXXXXXX (99). Condition remains.07/19/2017:  A Post close CD in the loan file stated a HOI service provider however; it should be paid to XXXXXXX (99). Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.50 months reserves

300486568	74c8bcf7-d767-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		XX/XX/XXXX: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 55.06%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 932 months reserves; Years on Job Borrower has 9 years on job

300486568	98ed98ed-d667-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Exhibit A legal description attached and a part of Mortgage Deed.	XX/XX/XXXX: Legal	XX/XX/XXX: Audit reviewed Legal description, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 55.06%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 932 months reserves; Years on Job Borrower has 9 years on job

300506082	a132d18d-d473-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		XX/XX/XXXX: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300506079	2456d40f-21c9-4599-9b88-67603967ec25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	XX/XX/XXXX: Affiliates	XX/XX/XXXX: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300556214	f7336201-cf76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Missing condo questionnaire		XX/XX/XXXX: Received Condo questionnaire and budget. Project is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.63%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  13.40 months reserves

300572455	8f5a94e4-e5ed-4c28-bff4-eba130f3e7e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD) reflects an appraisal fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on the funding CD.
XX/XX/XXXX: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300238049	ead7fdef-d4d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Borrower shows on his XXXX, XXXX employee business expense of $XXX,XXX.XX. File is missing an LOE as to what this was for, and if a one time event. Additional conditions may apply.	XX/XX/XXXX: Please see page 8 / section m of the employment contract. The $XXX,XXX was the reimbursement to the borrower for the XXXXX XXXXX XXXXXXXXXX contract termination fee.	XX/XX/XXXX: Audit re-analyzed the employment contract, and has determined that this is a one time reimbursement to the borrower for contract termination expense. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	eeb8e2f7-d5d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Documentation
Guidelines require a CPA letter is required to determine if the use of business assets will have a negative income impact on the ability of the business to meet operational expenses. Additional conditions may apply.
XX/XX/XXXX: Letter regarding "self-employment" income.
XX/XX/XXXX: Audit reviewed the asset documentation, and has determined that the business account in question is not needed for Reserves. The account was used to source the $X,XXX EMD. Removed assets for said account and Reserves are sufficient. Condition rescinded. XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that the XXXX Schedule C (page XXXX) of the Tax Returns reflects self employed business. Bank statements in the name of said entity were provided within the loan file as assets. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	6b8dd4ea-11c8-41e1-bbd9-0dd42c849f95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed exceeds the $XXX tolerance for Purchases. The final CD Amount Financed is $XXX,XXX.XX. The calculated Amount Financed value is $XXX,XXX.XX for an $XX,XXX.XX over disclosure. A Letter of Explanation and confirmation of delivery to the borrower is required.
XX/XX/XXXX: See attached Funding History Screen- Lender Credit of $XXXXX.XX is on the CD. The credit is for the Interest rate chosen
XX/XX/XXXX: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared. XX/XX/XXXX: The finding is not material. Loan will be graded a B for all agencies

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	237346ef-1b0c-4a26-b01c-ab5e757dfde6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final CD Finance charge exceeds the $XXX tolerance for Purchases. The final CD Finance charge is $XXX,XXX.XX. The calculated value is $XXX,XXX.XX for an $XX,XXX.XX under disclosure. A Letter of Explanation and confirmation of delivery to the borrower is required.
XX/XX/XXXX: ItemizationXX/XX/XXXX: See attached Funding History Screen- Lender Credit of $XXXXX.XX is on the CD. The credit is for the Interest rate chosen
XX/XX/XXXX: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.XX/XX/XXXX: Pending Compliance Review.XX/XX/XXXX: An additional review by compliance of the Funding History document provided does not clearly indicate the general lender credit is related to the to the rate chosen. Documentation is required in the form of an itemization or a Final Settlement Statement that clearly identifies credit is due to the rate chosen XX/XX/XXXX: Audit consulted with Compliance, and has determined that the documentation submitted to verify interest rate credit is deemed acceptable. Condition cleared.XX/XX/XXXX: Pending Compliance review.XX/XX/XXXX: The Post Close CD failed to address the issue. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	9f516628-c940-4e71-80a5-9e6e5ac4178f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email or phone number of the Lender is missing. Please provide a corrected CD and LOE to the borrower.	XX/XX/XXXX: Corrected Closing Disclosures
XX/XX/XXXX: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	b1e686b2-5a78-4973-9954-a4c6cea66ab5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR < 0.125 variance to calculated result – Under disclosed)	APR on final CD exceeds X.XXX% tolerance for Purchases. The CD value is X.XXX%. The calculated value is X.XXX% for a variance of X.XXX% under disclosed.	XX/XX/XXXX: Itemization
XX/XX/XXXX: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. APR is within tolerance, no violation. Condition cleared.XX/XX/XXXX: Pending Compliance Review.XX/XX/XXXX: An additional review by compliance of the Funding History document provided does not clearly indicate the general lender credit is related to the to the rate chosen. Documentation is required in the form of an itemization or a Final Settlement Statement that clearly identifies credit is due to the rate chosen XX/XX/XXXX: Audit consulted with Compliance, and has determined that the documentation submitted to verify interest rate credit is deemed acceptable. Condition cleared. XX/XX/XXXX: Pending Compliance review.XX/XX/XXXX: The Post Close CD failed to address the issue. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	e5eda344-64e7-451a-ab77-e219b588cade	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		XX/XX/XXXX: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300238049	834e043f-2ad1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal	XX/XX/XXXX: CDA	XX/XX/XXXX: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.70%.; Years in Field Borrower has 30 years in Field.

300306392	c67415cf-ef08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	XX/XX/XXXX: CDA	XX/XX/XXXX: A CDA report reflecting a value $X,XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 740; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300306392	2f350c5d-ee08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for property #1 listed on the tax returns section A. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
03/17/2017: Lease Agreement for rental property #1 is located in the loan file pgs. 547-551
03/17/2017: Audit concurs with the Lender Rebuttal, the updated Lease was provided within the loan file, and has determined that the effective dates are from XX/XX/XXXX to XX/XX/XXXX. Documentation was executed and is deemed acceptable. QM requirement have been met. Condition rescinded.

 FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 740; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300306392	8fbeab96-ef08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	03/16/2017: See Fraud Report Documentation which starts on pg. 44 of the loan file	03/16/2017: Audit re-analyzed the loan file, and has determined that the Fraud tool was provided within the loan file. Documentation is deemed acceptable. Condition rescinded.
 FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 740; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300306392	507c105a-ef08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing LOE
Missing letter of explanation for cash-out as required per the guidelines. A cash-out letter is required from the borrower to determine if the subject proceeds are to be used to acquire other real estate and/or open new debt: any proposed obligations must be factored into the DTI to confirm the total debt ratio is < 43%.

04/04/2017: Audit acknowledges the client approved exception for post closing explanation letter. Loan will be rated a B.04/03/2017: Re-submitted to Client for status update.03/24/2017:  Pending Client exception review

 FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 740; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300306392	8f4946d5-f408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The effective date of the Hazard Insurance is XX/XX/XXXX, which is after the note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.	XX/XX/XXXX: Hazard Policy dated XX/XX/XXXX to XX/XX/XXXX is located in the loan file pg. XXX	XX/XX/XXXX: Audit reviewed the Hazard Insurance Policy, and has determine that the policy was effective prior to disbursement date. Condition rescinded.
 FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 740; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300325108	5fa9cb9c-8803-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/09/2017: CDA	03/09/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.30 months reserves

300325108	40531bff-8803-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee and the Pest Inspection Fee in section H of the final Closing Disclosure are missing the name of the payees.		XX/XX/XXXX: A Post Close CD provided in the loan file reflects the payees in section H. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.30 months reserves

300325108	7f70fd0a-8903-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		XX/XX/XXXX: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.30 months reserves

300325108	ff0f9715-8903-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for the CDs dated XX/XX/XXXX and XX/XX/XXXX. The COC forms provided in the file are invalid as they do not specify the reason for the change of circumstance.	XX/XX/XXXX: Change of Circumstance form was not required for the Closing Disclosures dated X/XX and X/XX as defined by XXXX.XX. On both Closing Disclosures the changes were to seller’s fees	XX/XX/XXXX: Audit concurs with the Lender Rebuttal, condition rescinded. .
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.30 months reserves

300325108	e32a0658-b82b-4289-bf9a-9d3f97f4d5b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure provided in file was issued XX/XX/XXXX and the application date is XX/XX/XXXX..
XX/XX/XXXX: The regulation (listed below) does not require a negative affirmation. See Regulation: Affiliated Business Arrangements – XX CFR XXXX.15 If a loan originator (or an associate) has either an affiliate relationship or a direct or beneficial ownership interest of more than one percent in a provider of settlement services and the loan originator directly or indirectly refers business to the provider it is an affiliated business arrangement. An affiliated business arrangement is not a violation of Section 8 of RESPA and of 12 CFR 1024.14 of Regulation X if the following conditions are satisfied. Prior to the referral, the person making each referral has provided to each person whose business is referred an Affiliated Business Arrangement Disclosure Statement (Appendix D of Regulation X). This disclosure shall specify the following: • The nature of the relationship (explaining the ownership and financial interest) between the provider and the loan originator; and • The estimated charge or range of charges generally made by such provider. This disclosure must be provided on a separate piece of paper either at the time of loan application, or with the GFE, or at the time of the referral.

XX/XX/XXXX: Audit re-analyzed the ABA Attestations for the Broker and Lender that state "no affiliates", and has determined that the documentation is deemed acceptable. Lender and Broker attestations were provided. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.30 months reserves

300325108	1f98c1ba-8903-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	Verbal verification of employment provided in the file was not dated XX business days prior to the Note date.	Verbal VVOE is XX business days prior to the Note Date. See documentation on pgs. XXXX-XXXX of the loan file. Please clear condition as it meets guidelines	XX/XX/XXXX: Audit reviewed Lender's rebuttal and original loan file. VVOE is XX business days prior to Note date. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.30 months reserves

300342703	f9953ed3-3a0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
XX/XX/XXXX: Audit calculated the fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36%

300342703	36eb875f-08a3-4cd8-ad39-a9b5600f47b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX.XX.		XX/XX/XXXX: This is a non-material issue. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36%

300342703	922a8c50-0e0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	The verification of Taxes for the 2nd property reflected on the Schedule of Real Estate Owned on the 1003 is missing. Additional conditions may apply.		XX/XX/XXXX: Audit reviewed original loan file and located CD for the purchase for property #X. Taxes, insurance and HOA are reflected on the CD. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36%

300342703	d2d89810-0a0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock agreement was not provided.		XX/XX/XXXX: Audit reviewed original loan file and located rate lock. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36%

300331360	a38bac31-ecc1-4716-be9b-27fc1d7ac6ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures. The Final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XXX.XX.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

XX/XX/XXXX: Final CD dated XX/XX/XXXX reflects total lender credit of $XXX.XX which includes $XXX.XX for Transfer Taxes tolerance cure.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum Guides allow 43% maximum DTI, loan qualified with 38.06% DTI; FICO is higher than guideline minimum Guides require 720 FICO minimum, loan qualified with 738 FICO; Reserves are higher than guideline minimum Guides require 6 months verified reserves, loan qualified with 39.90 months verified reserves

300331360	7099a3bb-9d50-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from prior residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves provided in file was not executed. Additional conditions may apply.		XX/XX/XXXX: Audit re-reviewed and no alerts on fraud report, no open mortgage for prior PR on credit and assets seasoned. Condition cleared.
 DTI is lower than guideline maximum Guides allow 43% maximum DTI, loan qualified with 38.06% DTI; FICO is higher than guideline minimum Guides require 720 FICO minimum, loan qualified with 738 FICO; Reserves are higher than guideline minimum Guides require 6 months verified reserves, loan qualified with 39.90 months verified reserves

300348558	aca18123-e435-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Fee resulting in a $XX refund for cure. Cure provided per $XX lender credit on final CD.
XX/XX/XXXX: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300348558	41ccc04f-1684-42b1-a486-743f2d7a56e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure dated  XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX. (Lender credit is $X,XXX.XX)
XX/XX/XXXX: see Itemization pg. 78 of the loan file
XX/XX/XXXX: Audit reviewed the itemization provided within the loan file, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges/Amount Financed were within tolerance, no violation. Condition rescinded.

300348558	dffd5a0c-41cc-4981-a00f-4bda5ff40382	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. (Lender credit is $X,XXX.XX)
XX/XX/XXXX: see Itemization pg. 78 of the loan file
XX/XX/XXXX: Audit reviewed the itemization provided within the loan file, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges/Amount Financed were are within tolerance, no violation. Condition rescinded.

300342940	897d7f91-001e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for property #X listed on the 1003. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
XX/XX/XXXX: see attached Lease Agreement for property #X
XX/XX/XXXX: Audit reviewed the Extension of Residential Lease, and has determined that the document was executed by ALL parties. Condition cleared.  XX/XX/XXXX: Audit reviewed the Lease Agreement, as well as the Extension of Residential Lease, and has determined that the expiration date is XX/XX/XXXX and is deemed acceptable. The document was executed by the Tenants. HOWEVER, the Extension of Residential Lease was not executed by the Landlord. Provide a copy of the Extension of Residential Lease executed by ALL parties to meet QM requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 11 years on job

300432215	ff5eb50d-fb9c-4e9b-892a-b516f7992a87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.

XX/XX/XXXX: The mobile signing fee appears to be included as a finance charge and should not. The mobile signing fee is the equivalent of a notary fee and as such should not be included as a finance charge.

XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and concurs that the "Mobile Signing Fee" is not an APR fee. If there was an in-house closing and the borrower was charged a signing fee then it would be an APR fee. However, someone being mobile to sign the documents would not be included in the APR fee. No Amount Financed violation, condition rescinded.

 DTI is lower than guideline maximum Borrowers' DTI was 31.39% where the maximum allowed was 43%; FICO is higher than guideline minimum Borrowers' median FICO of 775 exceeded the minimum required of 720; Reserves are higher than guideline minimum Borrowers' had reserves of 203.90 months where only 12 months were required.

300432215	18e3e7b5-8f99-4cb5-b2e9-335ef001dd3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was dated XX/XX/XXXX and not provided within 3 days of application.
XX/XX/XXXX: Lender’s Initial AU Submission date on the Underwriting Findings Report is when we receive the borrower’s information and is our application date as the Creditor. That date is XX/XX/XXXX. See attached screen shot of when Disclosure was sent, AU Findings & Analysis Report

XX/XX/XXXX: Audit reviewed the Lender Rebuttal, as well as the print screen provided, and concurs with the initial Application date of XX/XX/XXXX. Documentation was submitted within three days of application date. Condition cleared.

 DTI is lower than guideline maximum Borrowers' DTI was 31.39% where the maximum allowed was 43%; FICO is higher than guideline minimum Borrowers' median FICO of 775 exceeded the minimum required of 720; Reserves are higher than guideline minimum Borrowers' had reserves of 203.90 months where only 12 months were required.

300432215	456e68e3-a0c0-4123-b178-0f51a72e1775	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.

XX/XX/XXXX: The mobile signing fee appears to be included as a finance charge and should not. The mobile signing fee is the equivalent of a notary fee and as such should not be included as a finance charge.

XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and concurs that the "Mobile Signing Fee" is not an APR fee. If there was an in-house closing and the borrower was charged a signing fee then it would be an APR fee. However, someone being mobile to sign the documents would not be included in the APR fee. No Finance Charge violation, condition rescinded.

 DTI is lower than guideline maximum Borrowers' DTI was 31.39% where the maximum allowed was 43%; FICO is higher than guideline minimum Borrowers' median FICO of 775 exceeded the minimum required of 720; Reserves are higher than guideline minimum Borrowers' had reserves of 203.90 months where only 12 months were required.

300432215	b863092e-42e8-444a-82c8-d572d73e79bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet was dated X/XX/XXXX and not provided within 3 business days of application date.
XX/XX/XXXX: Lender's Initial AU Submission date on the Underwriting Findings Report is when we receive the borrower’s information and is our application date as the Creditor. That date is X/XX/XX. See attached screen shot of when Disclosure was sent, AU Findings & Analysis Report

XX/XX/XXXX: Audit reviewed the Lender Rebuttal, as well as the print screen provided, and concurs with the initial Application date of XX/XX/XXXX. Documentation was submitted within three days of application date. Condition cleared.

 DTI is lower than guideline maximum Borrowers' DTI was 31.39% where the maximum allowed was 43%; FICO is higher than guideline minimum Borrowers' median FICO of 775 exceeded the minimum required of 720; Reserves are higher than guideline minimum Borrowers' had reserves of 203.90 months where only 12 months were required.

300432215	d71607d4-fc33-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	The borrower and the 1st co-borrowers executed XXXX tax returns were not located in the loan file.	XX/XX/XXXX: see attached signed Tax Return of the borrowers	XX/XX/XXXX: Audit reviewed executed XXXX Tax Returns for borrower and co-borrower, and has determined that the documents were executed PRIOR to consummation. Condition cleared.
 DTI is lower than guideline maximum Borrowers' DTI was 31.39% where the maximum allowed was 43%; FICO is higher than guideline minimum Borrowers' median FICO of 775 exceeded the minimum required of 720; Reserves are higher than guideline minimum Borrowers' had reserves of 203.90 months where only 12 months were required.

300432215	a7fa4c82-3834-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	An appraisal was not located in the loan file.	XX/XX/XXXX: see the Appraisal attached	XX/XX/XXXX: Audit reviewed the Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum Borrowers' DTI was 31.39% where the maximum allowed was 43%; FICO is higher than guideline minimum Borrowers' median FICO of 775 exceeded the minimum required of 720; Reserves are higher than guideline minimum Borrowers' had reserves of 203.90 months where only 12 months were required.

300433432	856c03ca-7ac7-47ff-bca8-1d81c18bba0e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

XX/XX/XXXX: Please see the attached C.O.C. dated XX/XX/XXXX The decreased Lender Credit is on the CD dated XX/XX/XXXX. In the comments you referenced this as the CD dated XX/XX/XXXX.as the CD dated XX/XX/XXXX.

XX/XX/XXXX: Audit reviewed the COC dated XX/XX/XXXX, and has determined that the corresponding CD referenced by the lender reflects the change stated on the COC. Documentation submitted is deemed acceptable and valid. Condition cleared.

300433432	1b52c858-0a47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	XX/XX/XXXX: CDA	XX/XX/XXXX: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300375902	1245671c-6a5c-4dff-a078-b21a94e91a1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model H-8 was used when with the same lender refinance requires form H-9.
XX/XX/XXXX: The borrowers came into the office of the broker and signed the RTC's. There would be no or proof of delivery or letter. The reasons for the new RTC's were explained to the borrowers in person. Is a written letter of explanation still necessary XX/XX/XXXX: The Right to Cancel on Form H-9 is attached.XX/XX/XXXX: Although form H-9 may be the better form to use, Reg Z allows for the use of a "substantially similar notice". The H-8 form is "substantially similar" and meets the requirements of Reg Z.

XX/XX/XXXX: Executed document acceptable to serve as acknowledgement, condition cleared.XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that a paper trail is required for future audits. Please provide an attestation with regards to the borrower's acknowledgement and receipt (include dates) of the Right to Cancel. Condition remains.XX/XX/XXXX: Audit reviewed the documentation submitted, and has determined that the Notification of error and evidence of shipment were NOT provided. The corrected RTC was provided and the loan is out of the rescission period, rescission expired on XX/XX/XXXX. HOWEVER, condition remains for the date of Notification of error to borrower, as well as dated evidence of shipment. XX/XX/XXXX: Audit has reviewed the lender rebuttal, and has determined that based on rulings in the First, Fourth, Sixth and Eleventh Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9 (i.e., same lender refinance transactions) – subject property is NOT located in the jurisdiction of the aforementioned Circuit Courts. Therefore, H9 Form is required on Same Lender Refinance. For “same lender refinance” transactions with a subject property located outside of the First, Fourth, Sixth  or  Eleventh  Circuit  Court  jurisdictions.  Condition remains.

300349975	341bf406-b6a9-4026-a9d8-04fbaa9fd280	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.		XX/XX/XXXX: This is a non-material issue since the initial LE met Mailbox Rule. The loan will be graded a B for all agencies.
300349975	b5a0c7e7-841f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		XX/XX/XXXX: This finding is not material. Loan will be graded a B for all agencies
300434254	4a652409-1e56-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided. Evidence of Property Taxes is required in order for the loan to be classified as a Qualified Mortgage.	XX/XX/XXXX: Property Taxes are attached	XX/XX/XXXX: Audit reviewed the County Treasurer's Office tax details for REO, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years on Job Borrower has 5 years same job

300434254	50707e18-1e56-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided. Evidence of Insurance is required in order for the loan to be classified as a Qualified Mortgage.	XX/XX/XXXX: The Hazard Insurance policy for the departing residence is attached.	XX/XX/XXXX: Audit reviewed Hazard Insurance for the departing residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years on Job Borrower has 5 years same job

300434254	2a777a56-2856-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	The final application reflects bridge loan funds of $XXX,XXX. There is no evidence in the file documenting the deposit and/or disbursement of funds.	XX/XX/XXX: see attached Asset documentation per the wire from the bridge loan lender to the title/escrow agent	XX/XX/XXXX: Audit reviewed receipt for deposit, and has determined that sufficient evidence was provided for the bridge loan funds of $XXX,XXX.XX to the Escrow agent. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years on Job Borrower has 5 years same job

300434254	e1b997ac-e491-44cd-9e93-49ad17399aa0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure in file dated XX/XX/XXXX and application date is XX/XX/XXXX.	XX/XX/XXXX: Please see the attached rebuttal
XX/XX/XXXX: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that evidence of no affiliates for both the Broker and Lender were provided with the loan file. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years on Job Borrower has 5 years same job

300434254	86c74ad1-1f0d-4b92-ab33-cc2453875c51	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $XX.  No Cure.
XX/XX/XXXX: Non material loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years on Job Borrower has 5 years same job

300357150	2862adb0-fe5d-4153-966d-81f8eef92ee5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	06/08/2017: see attached the Consumer Score Disclosure/Notice to Home Loan Applicant. The document is part of our automated process and was mailed to the borrower on 3/14	06/08/2017: Audit review of FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
300357150	f884c579-9445-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/01/2017: CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300357150	679a799a-7e7f-4922-8e3c-eaa53f39a1c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.
06/02/2017: see attached the Acknowledgement Initial Disclosure (Toolkit is listed as one of the documents). Lender’s Initial AU Submission date on the Underwriting Findings Report is when we receive the borrower’s information and is our application date as the Creditor. That date is 3/13/2017
06/02/2017: Audit review of Special Information Booklet/Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300375896	fb236805-b83f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Please provide documentation to verify the date of rate lock.	XX/XX/XXXX: Please see the attached Rate Lock	XX/XX/XXXX: Audit reviewed the Registration Confirmation print screen, and has determined that the lock date was XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field

300375896	7a91b8dc-6171-4946-aaea-614282c19ca0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide Lender Affiliated Business Disclosure dated within 3 days of the application date and signed by both Borrowers; or verification that the Lender does not have any affiliates.	XX/XX/XXXX: The Affiliate Certificate is in the Upload file with no affiliations. Page 569.	XX/XX/XXXX: Audit review of Affiliate Certificate, within the loan file, regarding no Affiliated Businesses is deemed acceptable, condition rescinded..
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field

300375896	8027dbee-b14f-4d60-a5a8-44aba48d1bba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Document Preparation Fee of $X, a Funding Fee of $X and a Post Closing Fee of $X with no resulting CoC for any subsequent disclosures. The final CD reflects a Document Preparation Fee of $XXX, a Funding Fee of $XX and a Post Closing Fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/23/2017 - The final CD includes a Lender Credit of $XXX credit increase in Closing Cost above legal limits. Condition Cleared. The loan will be rated a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field

300432214	4b5e2272-f26f-48ba-b851-d05dcb29ee46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
XX/XX/XXXX: Please see Itemization located on pg. 100 of the loan file.
XX/XX/XXXX: Audit reviewed the Lender Rebuttal, as well as the calculations on page 100, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition rescinded.

300432214	89c4bd80-124a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		XX/XX/XXXX: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300432214	0bc7b072-0a8b-4f51-ad1d-5f69150a8887	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
XX/XX/XXXX: see attached Closing Disclosures
XX/XX/XXXX: Audit review of revised CD reflects corrected Estimated Taxes, Insurance and Assessments section, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300432214	87ad8d28-64f5-4988-a9ab-eee5040c06b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
XX/XX/XXXX: Please see Itemization located on pg. 100 of the loan file.
XX/XX/XXXX: Audit reviewed the Lender Rebuttal, as well as the calculations on page 100, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition rescinded.

300432214	8ddfc642-124a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Loan Origination Fee” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
XX/XX/XXXX: see attached Closing Disclosures
XX/XX/XXXX: Audit review of revised CD includes correct payees to all fees in Sections A, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300433055	787fa9ff-03bc-4d43-b5c9-dfd1c3bad3a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure  indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender (did not include the flood insurance $XXX.XX
XX/XX/XXXX: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XXX.XX. Loan will be rated a 'B' for all agencies
300439878	6a4f6257-803e-495f-9223-d9e8e60c1991	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B(e)	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
XX/XX/XXXX: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
300433883	2bc94abf-d61e-40c8-9152-67436f6dcda4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Notary Fees and Title - Stlmt Courier/Overnight/Msgr Fee in section C of the final Closing Disclosure are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/14/2017: The notary fee in section “C” are seller fees. They are not borrower fees paid by the seller.
06/14/2017: Audit consulted with Compliance, per SFIG guidance the violation can be rated a B without a cure. Loan will be rate a B.06/14/2017: Audit reviewed the final CD, and has determined that said fees apply to the Seller.  The client has adopted SFIG guidance. Condition rescinded.

300433883	48af2b24-fe46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
Credit report and Flood Cert Fee in section B of the CD reflects “reimburse” to the broker and doesn’t reflect the name of the payee. A Letter of Explanation and confirmation of delivery to the borrower is required.

06/06/2017: Regulation requires the listing of the Payee for these types of services, but regulation does not prevent / limit additional verbiage from being listed. "Reimbursement" is used to properly show that the broker is being reimbursed for a fee that the broker had previously paid.
06/06/2017: Audit reviewed the Lender Rebuttal, and concurs that the payees on the CD is acceptable. Condition rescinded.
300433883	b7e1b510-0c47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
06/07/2017: Please see the attached Loan Estimate which is dated by both borrowers 4/25/17
06/07/2017: Audit reviewed the executed LE dated xx/xx/xxxx by both borrowers, and has determined that sufficient evidence was provided reflecting LE was acknowledged at least 4 days prior to consummation. Condition cleared.

300450893	be2d652d-20df-4279-afd3-ffe5a038f08e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX. an over-disclosure of $XX.XX.		06/12/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300450893	b23815cb-814f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	File is missing Special Information Booklet / Home Loan Toolkit.	06/27/2017: E-Disclosure Details is attached. See page 2 for "Your Home Loan Toolkit".	06/27/2017: Audit review of Special Information Booklet / Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300436467	840aea9a-72bd-4506-94a4-d971d9bc2b8a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXXK vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX
06/29/2017: XXXXX provided $X,XXX.XX borrower credit for interest adjustment
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 17 years in Field

300436467	09d746cf-055d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/19/2017: The Seller's CD is attached for the departing residence.
07/19/2017: 07/19/2017: Audit reviewed executed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Total Assets are $XXX,XXX.XX minus $XK (EMD) minus $XXX,XXX (CTC) minus $XX,XXX.XX (PITI $X,XXX.XX x6) minus $0 (REO) equals $XXX,XXX.XX. Condition cleared

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 17 years in Field

300436467	3ed52696-4f5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance premium in section f of the final Closing Disclosure does not list the name of the service provider. Reflects form "XXXXX" as payee	rebutta: The service "Title - Stlmt Atty Fee - Borrower Chosen to XXXX and XXXX" should remain in Section B because it is on the Service Provider List.
07/17/2017:  Audit reviewed Lender's rebuttal and agrees.  Condition cleared.07/14/2017:  Received explanation letter and post consummation CD adding insurance payee to Section F.  However, Borrower's Attorney Fee does not belong in Section B.  Please correct and move to Section H.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 17 years in Field

300436467	4db5493d-a0b5-49b0-8963-9653b5349277	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.
06/29/2017: XXXXX provided $X,XXX.XX borrower credit for interest adjustment
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 17 years in Field

300441507	f880707a-05a5-4e49-9d5d-e2d5e8cbd0e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Loan Origination in section A of the final Closing Disclosure is missing the name of the broker. Provide corrected CD and letter of explanation to the borrower.		06/28/2017: The client has adopted SFIG guidance. Loan will be rated a B.
300441507	9b30c15b-1cc2-4a14-bf3b-56e80740214e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes in section F is missing the name of the government entity assessing the tax.  Provided corrected CD and letter of explanation to the borrower.
06/28/2017: The client has adopted SFIG guidance. Loan will be rated a B.
300441507	f16ac2ea-e0fb-4f92-9ecf-be3fe4b96fa0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee and Flood Cert fee were paid to "Reimbursement" to the broker and is missing the name of the actual service provider.  Provided a correct CD and letter of explanation to the borrower.

06/28/2017: Rebuttal: Regulation requires the listing of the Payee for these types of services, but regulation does not prevent / limit additional verbiage from being listed. "Reimbursement" is used to properly show that the broker is being reimbursed for a fee that the broker had previously paid.

06/28/2017: The client has adopted SFIG guidance. Loan will be rated a B. 06/28/2017: Audit reviewed the Lender Rebuttal, and has determined that it is required to have the name of the party ultimately receiving the payment, if it has both Broker for the benefit of the provider, both names, then this is acceptable. However, the Final CD does not reflect both names, please provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error.  Condition remains.

300441507	b0ab57e2-955a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax and State Tax/Stamps in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	06/28/2017: The name of the entity assessing the Taxes is listed in Section E.	06/28/2017: The client has adopted SFIG guidance. Loan will be rated a B.
300441839	806f0362-c447-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Review Appraisal was not provided.		06/07/2017: CDA provided reflecting a value of $XXXK which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300441839	ed7d54ba-3a4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	X.X mos < X mos required, per lender. Assets verified of $XXX,XXX minus cash to close of $XXX,XXX = $XX,XXX for reserves which is not sufficient for the subject.	06/08/2017: Please see the attached Rebuttal
06/08/2017: Audit re-analyzed the asset documentation, and has determined that sufficient assets were provided for Reserves. Actual reserves are XX.XX months vs X per guideline requirements. Condition rescinded.

300449491	d4643e3b-2c72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of Rate Lock.		07/26/2017: Audit reviewed rate lock print screen, and has determined that the documentation submitted is sufficient evidence of lock. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 4.8 years Self Employed

300449491	26a26304-636d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the post Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/25/2017: Received letter stating there was no credit report fee associated with this transaction. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 4.8 years Self Employed

300455216	51242a9a-b047-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/07/2017: CDA provided reflecting a value of $XXXK which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300454773	2c5462c7-c85d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	A rate lock agreement was not provided.	07/06/2017: Rate Lock	07/06/2017: Audit reviewed confirmation of Rate Lock via print screen, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300457061	1cecaa2e-0157-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current 2017 Balance Sheet for Business 2, 3, and 4 Schedule E Statement 11 of 2015 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage

07/28/2017: Can you please clarify as to what information or documentation needed per business #2 as evidence for sale of the company06/28/2017: Please provide the name of the businesses (#s 2,3 &4 on Sch E.) that you are showing as missing

07/28/2017: Audit re-analyzed all documentation for businesses #2,4 and 3, and has determined that sufficient evidence was provided to verify companies being dissolved: businesses #3 (CPA letter-dissolved) and #4 (2015 1120 final returns marked), therefore no P&L and Balance Sheets are required. Business #2 evidence is also sufficient, as it reflects changes in registered agent, no P&L and Balance Sheet required. Condition cleared. 07/14/2017:  Business #2 start date X/X/XX, changed registered agents X/XX/XXXX.  This does not evidence sale of company.  Business #3 dissolved XX/XX/XXXX per CPA letter, Balance Sheet not required.  Business #4, 2015 1120S was final tax return, Balance Sheet not required. Condition remains open for documentation for Business #2.06/28/2017: Audit reviewed the Lender Rebuttal, submitted names through Clean Room.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Years Self Employed Borrower has 5.9 years Self Employed

300457061	0840aecc-0057-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns for the last two years not provided for Business #2, #3 and #4 on Sched E Statement 11.  Signed business returns for 2015 provided in file.
06/28/2017: Please provide the name of the businesses (#s 2,3 &4 on Sch E.) that you are showing as missing the business returns.
07/14/2017:  Business #2 start dateXX/XX/XXXX, no 2014 tax returns.  Business #3 start date XX/XX/XXXX, 2014 tax returns.  Business #4 start date XX/XX/XXXX and 2015 1120S was final tax return, no 2014 tax returns.  Condition cleared.06/28/2017: Audit reviewed the Lender Rebuttal, submitted names through Clean Room.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Years Self Employed Borrower has 5.9 years Self Employed

300457061	148a7275-0157-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD 2017 P&L Statement for Business 2, 3, and 4 Schedule E Statement 11 of 2015 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

07/28/2017: Can you please clarify as to what information or documentation needed per business #2 as evidence for sale of the company06/28/2017: Please provide the name of the businesses (#s 2,3 &4 on Sch E.) that you are showing as missing

07/28/2017: Audit re-analyzed all documentation for businesses #2,4 and 3, and has determined that sufficient evidence was provided to verify companies being dissolved: businesses #3 (CPA letter-dissolved) and #4 (2015 1120 final returns marked), therefore no P&L and Balance Sheets are required. Business #2 evidence is also sufficient, as it reflects changes in registered agent, no P&L and Balance Sheet required. Condition cleared.  07/14/2017:  Business #2 start date X/X/XX, changed registered agents X/XX/XXXX.  This does not evidence sale of company.  Business #3 dissolved06/28/2017: Audit reviewed the Lender Rebuttal, submitted names through Clean Room. X/XX/XX per CPA letter, P&L not required.  Business #4, 2015 1120S was final tax return, P&L not required. Condition remains open for documentation for Business #2.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Years Self Employed Borrower has 5.9 years Self Employed

300457061	2a3c11dd-d687-4ec9-a081-6cd01d642d00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XXa month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX.  No Cure.
07/20/2017: Received explanation letter and post consummation CD. Estimated Taxes, Insurance & Assessments was corrected. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 736; Years Self Employed Borrower has 5.9 years Self Employed

300491786	d13018e6-a46c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for he subject property was not provided. The loan file contained a binder however; the policy was missing.		07/25/2017: Received hazard insurance policy. Coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 59 months payment history with no late payments reported; Years Self Employed Borrower has 34 years Self Employed

300472329	6c5947c1-5da2-4869-89c0-0c462e96cc44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City/County Tax/Stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		06/30/2017: Audit reviewed, and has determined that the client has adopted SFIG guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.86%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.5 months reserves

300472329	ef330a6b-8119-4a9d-8cf7-dd27b591ffd1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XXX.XX resulting in a $X.XX refund due for cure.  A corrected CD is provided but letter of explanation and proof of delivery to the Borrower was not provided.
06/30/2017: The final CD shows a Lender credit back to the borrower as a reimbursement and provides and explanation for the credit. No LOE is needed.
06/30/2017: Audit reviewed the Lender Rebuttal, as well as final executed CD, and has determined that the cure was present in Section J and document was executed by the borrowers. Loan will be rated B. 06/28/2017:  A Post Close CD was provided in the file reflecting tolerance cure of $7.37, however missing letter of explanation and proof of delivery.  Condition remains.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.86%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.5 months reserves

300472329	38666078-605b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	06/30/2017: see attached the Flood Cert Documentation	06/30/2017: Audit reviewed the Flood Certification, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.86%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.5 months reserves

300472329	f18c5497-2f5c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	Hazard Insurance Declaration provided in the loan file reflects an effective date of XX/XX/XXXX, which is after both the Note date and the funding date	06/30/2017: The latest version of the Hazard Policy is on pgs. 654-655 of the loan file
06/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.86%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.5 months reserves

300472329	23301385-6d5b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the loan file.	06/30/2017: Change of Circumstance documentation is listed on pg. 942 of the loan file pertaining to the Rate Lock
07/20/2017:  Received rate lock agreement.  Condition cleared.06/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the COC is not an accurate representation of "when" the Rate was locked. Provide evidence of date that the Rate was locked via print screen or loan detail. A COC can only be utilized when it actually states the rate lock date. The COC within the loan file does not indicate a rate lock date, once a rate is locked you have 3 days to issue a COC.  Therefore, the date of the COC may not be the actual lock date.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.86%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.5 months reserves

300455501	bafff6a1-d54b-4f01-8d7f-0a2c627ed916	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX.The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX. Provide corrected CD, LOE and proof of delivery to the Borrower.		WE ARE NO LONGER SETTING THIS FINDING FOR OVER DISCLOSURES PER XXXX FOR XXXX
300456590	07acafe6-249e-44c2-84f7-7c21db524566	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions.  The Closing Disclosure dated reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX an over disclosure of XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable

07/27/2017: Audit re-analyzed the loan fees, and has determined that the "mobile signing fee" is not a finance charge fee; and the deed preparation fee is a third party document prep fee, therefore not a finance charge. No violation. Condition rescinded. 07/24/2017: Finding deemed non-material and will be graded EV2 for all agencies.

300456590	3cbea7de-8894-41d9-a699-ac126bb773b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

07/27/2017: Audit re-analyzed the loan fees, and has determined that the "mobile signing fee" is not a finance charge fee; and the deed preparation fee is a third party document prep fee, therefore not a finance charge. No violation. Condition rescinded. 07/27/2017:  Audit located fee itemization in original loan file and recalculated Finance Charge as $XXX,XXX.XX, a difference of $XXX.XX.  It appears the Lender did not include the Signing Fee of 1$XXX and the Deed preparation Fee of $XXX.00  Condition remains.

300456590	374ff398-8470-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement	07/27/2017: see itemization on pg. 82 of the PDF loan file
07/27/2017: Audit located the Loan Registration Confirmation within the loan file, and has determined that the Lock in date was present. Condition rescinded.07/27/2017: Received fee itemization, not rate lock agreement.  Condition remains.

300471803	e5f61aa8-7e66-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		07/25/2017: Received Broker's attestation no affiliates. Condition cleared.
300491743	30adfc44-bb6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX	07/24/2017: The Prelim. Title is in the file upload: page 1703
07/26/2017:  Received final title policy with correct loan amount.  Condition cleared.07/24/2017: Audit reviewed the Lender Rebuttal, and has determined that page 1703 reflects the incorrect insurable amount of $XXX,XXX (loan amount) on Schedule A of the Title Commitment. No Final Title with the correct information was provided, therefore the Commitment must reflect the correct insurable amount as per the investor requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.40 months reserves

300491743	892fff6d-096c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	File is missing the E Consent Disclosure.	07/24/2017: Please see the attached E Consent Disclosure	07/24/2017: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared..
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.40 months reserves

300491743	9b9a9da2-16d5-4982-92ba-ec7c59ad30cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX an over disclosure of $X,XXX.XX  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
07/24/2017: itemization was in the upload file page 1214
07/24/2017: Audit reviewed the Lender Rebuttal, and has determined that the calculation print screen submitted within the loan file is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges/Amount Financed are within tolerance, no violation. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.40 months reserves

300491743	7f5e706d-b492-4c8a-a037-b227a4f7a5d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX,XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX. which exceeds the $100 allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable
07/24/2017: itemization was in the upload file page 1214
07/24/2017: Audit reviewed the Lender Rebuttal, and has determined that the calculation print screen submitted within the loan file is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.40 months reserves

300491743	d937a018-29ae-4406-93e1-e2e93826a540	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Cure provided per lender credit on final  CD.
07/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.40 months reserves

300472318	f3f1033f-fe67-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Missing documentation or HUD from the sale of property listed on Section A of the Sch E on the personal tax returns showing the borrower no longer has ownership. Additional conditions may apply.
7/21/2017:    Received evidence borrower no longer owns property dated post-closing.  However, 2016 tax returns, in original loan file, verify the property was sold XX/XX/XXXX.  Condition rescinded. Received evidence borrower no longer owns property dated post-closing.  However, 2016 tax returns, in original loan file, verify the property was sold XX/XX/XXXX.  Condition rescinded.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.65%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  30 months reserves; Years in Field Borrower has 7 years in Field

300472318	eee30205-7318-4b0e-866a-6d28024b95f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
 The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
07/26/52017: Please see attached rebuttal:
07/26/2017: Audit reviewed COC for lock extension, as well as Lock In within the loan file, and has determined that sufficient evidence was provided to verify lender credit decrease. Condition cleared.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.65%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  30 months reserves; Years in Field Borrower has 7 years in Field

300472318	8222f221-cd5b-441a-8286-af39134a5bb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title - Closing Protection Letter Fee of $0 with no resulting COC for any subsequent disclosures.  The final CD reflects a Title - Closing Protection Letter Fee of $XX.XX resulting in a $XX.XX refund due for cure.
07/26/2017: Please see attached rebuttal:
07/26/2017: Audit concurs with the Lender Rebuttal, and has determined that the finding is invalid. The CD section B fees do not exceed the 10% tolerance of the LE fees. No cure or COC is required. Condition rescinded.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.65%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  30 months reserves; Years in Field Borrower has 7 years in Field

300472318	0d3a2433-0068-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final Closing Disclosure is missing the payoff section listing all debts paid in full at closing.
07/18/2017: A Payoffs and Payments table is not required for this loan. The Payoffs and Payments table is only an option when the alternative CD form is used. This loan did not use the alternative CD. On page 3 of the Closing Disclosure, the Calculating Cash to Close table and Summaries of Transactions tables are disclosed. (§ 1026.38(i), (j), and (k)). For transactions without a seller, a Payoffs and Payments table may be substituted for the Summaries of Transactions table and placed before the alternative Calculating Cash to Close table. (§ 1026.38(e)(4) and (t)(5)(vii)(B)).
07/18/2017: Audit concurs with the lender rebuttal, condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.65%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  30 months reserves; Years in Field Borrower has 7 years in Field

300486149	9aa23444-7c70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		7/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300486149	394ab13b-03f5-4520-bb9e-e788c0e38a68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX and Credit Report fee of $XX.XX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of XXX and Credit Report fee of $XX resulting in a $XX refund due for cure.
7/24/2017: A RESPA Appraisal and Credit Report Charge cure of $XX on the final CD. The loan will be rated a B for all agencies.
300454766	ede68de0-bb52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding occurred on XX/XX/XXXX while the Right to Cancel expiration was on XX/XX/XXXX
A Post Close CD in the loan file reflects the closing date on XX/XX/XXXX and the disbursement date of XX/XX/XXXX, while the Right to Cancel expiration was on XX/XX/XXXX  Condition cleared. Loan will be graded a B for all agencies

300454766	395c4e26-136c-407a-8544-5fea42184efe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX and no Re-Inspection Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX and a Re-Inspection Fee of $XXX.  These fees are in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required
06/16/2017: The Final CD reflects a post close tolerance cure of $XXX.XX which is sufficient. Loan will be rated a B for all agencies.
300454766	7b0541ca-1ad7-4d60-9ed2-a83a91d5c58a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Processing Fees” and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
06/16/2017: This finding is not material. Loan will be graded a B for all agencies.
300499372	77db629a-07ce-4ef7-93d1-cf2ee0f20157	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	File is missing the Intent to Proceed from the borrowers		08/25/2017: Received evidence of intent to proceed. Condition cleared.
300499372	fce2bec1-1588-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
															Attached please find lender's internal tracking on the initial CD, the said CD was view by the borrower on XX/XX/XXXX	08/25/2017: Received evidence of acknowledgment by borrowers. Timing requirement met. Condition cleared.
300555893	0821f3f9-148c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD Section F Prepaids does not reflect number of months collected for County property taxes.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300488624	5f632140-25af-42b1-a3d7-e077ad25db55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a Flood Certification fee and Tax Service fee with no resulting COC for any subsequent disclosures.  The final CD reflects a Flood Certification fee of $XX.XX and Tax Service fee of $XX resulting in a $XXX refund due for cure.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

07/27/2017:  Also contains Tax Service Fee.  Condition rescinded..07/27/2017:  Audit reviewed Lender's rebuttal and original loan file.  LE dated XX/XX/XXXX contains fees for Credit Report and Flood Cert.  No violation.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.92; FICO is higher than guideline minimum  UW Guides require FICO of  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.40 months reserves

300488624	4b854234-4a71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #2 on the final loan application not provided. Additional conditions may apply.		07/27/2017: Audit reviewed Lender's rebuttal and original loan file. Mortgage statement reflects escrow for taxes and insurance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.92; FICO is higher than guideline minimum  UW Guides require FICO of  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.40 months reserves

300488624	42e93856-4971-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/27/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.92; FICO is higher than guideline minimum  UW Guides require FICO of  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.40 months reserves

300488624	efc1bc3b-6971-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues or a letter there are no HOA fees for property #2 on the final loan application. Additional conditions may apply.		07/27/2017: Not a valid condition. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.92; FICO is higher than guideline minimum  UW Guides require FICO of  680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.40 months reserves

300486573	a816cf2d-d66b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	07/19/2017: CDA	07/19/2017: A CDA report reflecting a value $XXX,XXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300457764	41e97b27-2d68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current 2017 Balance Sheet for Schedule C Business of 2016 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

07/19/2017:  Per Appendix Q, if the effective income can not be verified, not stable or will not continue are to be excluded. The Schedule C income only became effective in 2017. Line 7 stating borrower did not have any income for the entire year. Borrowers had expenses which resulted in negative profit. This should qualified as un-stable income. Borrowers are not likely continuing with this self-employment. Based on the above, the P&L and Balance Sheet are not needed due to the discontinuation of the Schedule C business.07/18/2017: Please see our Underwriter's explanation regarding the Balance Sheet. "The P&L for the period XX/XX/XXXX-XX/XX/XXXX and shows $X for expenses, income and receipts. The borrower shows negative income for 2016 of -$X,XXX on schedule C on 2016 1040. The u/w is using the negative income in the qualification -$X,XXX X for 2016. There is nothing at all reported for 2015 (either positive or negative) 2015 1040."

07/19/2017: Audit re-analyzed the Profit and Loss, and has determined that the document includes assets and liabilities of $X.XX, therefore no Balance Sheet would be generated. Condition cleared.07/18/2017: Audit reviewed the Lender Rebuttal, and has determined that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require Balance Sheet (even if $X balance). The YTD 2017 Balance Sheet for the entity listed on Schedule C is required per Appendix Q.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.60 months reserves

300457764	2f6e0606-3afc-4388-a79a-b920237772e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  Cure provided per lender credit on final CD.
07/13/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.60 months reserves

300457764	9a983b11-651b-42d6-80bc-423b32fd6bf4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
 The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions.  The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Cure provided per lender credit on final CD.
07/13/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.60 months reserves

300486862	2cb29305-5a79-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing most recent quarterly statement for the borrower's retirement account.	The quarterly statement presented at closing was a valid and acceptable document per lender guideline. attached please see lender guideline.
08/09/2017:  Upon further review, the Lender's guidelines allow 120 days.  Condition rescinded.08/09/2017:  The Lender's guidelines, page 12, state the maximum age (prior to note date) for assets is 90 days.  The document provided with the rebuttal is not from the Lender's guidelines.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 160 months reserves

300564523	df77c01d-9a89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.
09/01/2017: 09/01/2017: Please see the other condition on this loan. Lender made an error by providing the same appraisal to investor twice. There is only 1 appraisal with the value of $XXX,XXX. The other condition has been cleared.

09/05/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.09/01/2017: Audit requested a corrected CDA Report from the Investor, pending corrective report. Condition remains. 08/31/2017: See e-mail in K drive, requesting corrective CDA from Investor 08/28/2017: CDA provided reflecting a value of XXX,XXX and a 0% variance.  However, the Appraisal provided in the original file reflects a value of XXX,XXX  08/28/2017: CDA provided reflecting a value of $XXX,XXX and a X% variance.  However, the Appraisal provided in the original file reflects a value of $XXX,XXX.

300564523	81e4f770-078c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	302 - Appraisal - Other
The final LE reflects a lender credit in the amount of X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X.XX decrease in the credit.  Provide re-disclosed CD and letter of explana

There is only 1 appraisal in file. Lender in error uploaded the same appraisal to XX which resulted in XX ordering 2 CDAs. If reviewer compare the data from the 2 CDAs, reviewer should find the appraisals are 1 and the same.
08/29/2017: Audit reviewed Lender's rebuttal and agrees. Condition cleared.
300435625	de1a9306-79c0-4d1f-9ce2-c14c3251eded	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The final LE reflects a lender credit in the amount of X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
07/21/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300435625	cf905543-9368-440b-afea-16b1add1ad62	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XX% over-disclosed. Provide corrected CD and LOE to the Borrower.		07/19/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300439876	399a9c96-b052-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing the attached legal description to the Mortgage/deed of trust.
06/21/2017: Although the Legal Description is not attached to the Deed of Trust, page 3 contains the Parcel ID which upon researching the county’s wedsite identifying the subject property and the owners(our borrowers). Lender able to obtain copy of un-official recorded Deed of Trust.

6/23/2017: Copy of re-recorded Deed of Trust was provided to indicate legal description was recorded and attached (page 16). Condition cleared.  06/21/2017: Audit reviewed the Lender Rebuttal, and has determined that a letter of intent to record the Deed of Trust is required from the Settlement Agent as verification that the document contained the legal description attachment at recording. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.20 months reserves

300523709	1406fdd3-cd98-4973-998a-2b265db750f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title- Abstract/Search, Closing, and Lender Coverage fees in Section C. The borrower selected the lenders affiliated service provider. Those fees should be reflected in section B.  Provide corrected CD and LOE to the Borrower.
08/12/2017: Incorrect disclosure of DID SHOP Fee in Section C is considered a non-material finding. Loan will be graded a B for all agencies.
300480934	f02e6a89-fbb2-4404-8f55-51297589550e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount increased from $XXX,XXX to $XXXK.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided
When the loan amount was $XXX,XXX the loan was in scenario. The subject property was identified on XX/XX/XXXX, a new LE with the correct loan amount of $XXX,XXX was issued.
 08/04/2017:  Audit reviewed Lender's rebuttal and agrees.  The subject property was identified XX/XX/XXXX and a LE dated XX/XX/XXXX is in the file with the correct property address.  The increase in the loan amount does not require re-disclosure since the APR did not change by more than .125%, the program did not change and the prepaid did not change.  Condition rescinde

300457763	39ed0c8c-1060-4be7-9f80-5e570933a978	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Settlement Agent detail is missing the State ID#, Email & phone #	06/21/2017: Please find CD & Letter of explanation to borrower uploaded with the other compliance item. The CD and letter of explanation were sent via regular US postal service mail delivery
06/21/2017: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 59 total months payment history with no late payments reported

300457763	f2bcb494-1652-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Final CD, Section H reflects a Title Survey Endorsement that should be in Section C as a Title fee.	06/21/2017: Please find uploaded CD and letter of explanation sent to borrower via regular US postal service mail delivery
06/21/2017: Audit review of revised CD reflects Sections H fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 59 total months payment history with no late payments reported

300457763	f4f22bcb-df52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The total coverage amount of $XXXK (which has no Extended replacement cost coverage or Guaranteed replacement coverage) is less than the loan amount of $XXXK. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXXK and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required
06/30/2017: attached please find the cost estimator and corrected policy matching the coverage.
06/30/2017: Audit reviewed the documentation submitted (updated insurance and cost estimator), and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 59 total months payment history with no late payments reported

300457763	9068580e-be06-42b8-bdde-ef5aad27ba05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
TOP CD is $XXX,XXX.XX vs $XXX,XXX.XX  Actual TOP with a difference of -$XXX.XX. Provide revised CD with corrected TOP, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes.
06/25/2017: Amended CD, LOX sent to bwr by regular US mail
06/25/2017: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 59 total months payment history with no late payments reported

300479228	6459265d-2f79-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing most recent quarterly statement for retirement account listed on the 1003.	The quarterly statement presented at closing was a valid and acceptable document per lender guideline. attached please see lender guideline.
08/09/2017:  Upon further review, the Lender's guidelines allow 120 days.  Condition rescinded.08/09/2017:  The Lender's guidelines, page 12, state the maximum age (prior to note date) for assets is 90 days.  The document provided with the rebuttal is not from the Lender's guidelines.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.80 months reserves

300564522	91aaea8c-80b3-488d-ac28-fa9d8449dda7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The affiliated business disclosure was not signed by borrower.		09/04/2017: Finding deemed non-material and will be graded EV2 for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 819; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 156.7 months reserves

300564522	9c098b2e-8a91-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of property taxes and insurance for departing residence.		09/06/2017: Received credit supplement verifying payment on credit report is PITI. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 819; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 156.7 months reserves

300556217	bd960ddc-9386-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for first property listed in REO section on final application not provided.	Please refer to page 3, 2nd item. Taxes and insurance are included in the said account.	08/25/2017: Received credit report supplement verifying payment is PITI. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.68%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.30 months reserves

300488622	2e6b4472-8be9-4437-8ed1-996b917feeed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.		08/04/2017: Received evidence of E-consent. Condition cleared.
300501776	c3b39262-2884-4adc-bcd3-c1c6bb4324cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect the Flood Certification fee and Tax Service and no resulting COC for any subsequent disclosures.  The final CD reflects a Flood Certification fee of $1XX.XX and Tax Service fee of $XX resulting in a $XXX.XX refund due for cure.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrowe
															Attached please find the XX/XX/XXXX LE, please turn to page 3, section C. the Flood Cert fee and Tax Service Fee are highlighted.	08/08/2017: Audit reviewed Lender's rebuttal and agrees the Flood Cert and Tax Service are in Section C of the LE and there is no tolerance violation. Condition rescinded.
 FICO is higher than guideline minimum FICO score is 801, guidelines require 740; No Mortgage Lates Credit report confirmed over 60 months reviewed with zero late payments; Years on Job WVOE confirmed more than 13 years with the same employer

300491788	1494d6e8-8777-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX vs the Final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $X.XX.  Provide explanation for the discrepancy and if applicable, letter of explanation to the borrower, copy of refund check, and proof of delivery within 60 days of consummation.
08/04/2017: Received explanation letter and post consummation CD correcting cash to close. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.90 months reserves

300491788	967822e1-1627-4bc6-a360-97286763c2da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
 Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  Posting History provided in the file reflects initial CD was posted on XX/XX/XXXX, but there is no evidence that it was viewed.  No cure.

Attached please find the complete CD. Page 7 is the return signed page by the borrower. Page 8 is the recorded log identifying that borrower received the CD and in the processing of returning to lender. Please note the time stamp is 18:01(06:01PM). Page 9 showing the CD email to borrower at 05:41PM. Our record indicating the borrower confirmed received the XX/XX/XXXX CD approx. 20 mins later
08/07/2017: Received complete CD & viewing history. Timing requirement met. Condition cleared.08/04/2017: Received page 5 of a Closing Disclosure. Please provide all pages. Condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.90 months reserves

300491788	c7cb55f6-a777-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' bank statements. The loan file is missing April statement for account #1 listed on the final loan application.		08/04/2017: Received April bank statement. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.90 months reserves

300565720	0721a9ce-0398-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
 Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
09/14/2017: Closing disclosure sent electronically. Please see attached confirmation borrower viewed the DV on XX/XX/XXXX
09/14/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.50 months reserves

300565720	ddf4ffb8-0298-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided. The loan is non-QM compliant, additional conditions may apply.
09/14/2017: Mortgage on property #2 is xxxxxxx Mortgage with $XXXX.XX monthly payment. Please find attached the credit supplement confirming taxes and insurance are both escrowed into the mortgage payment.

09/14/2017: Audit reviewed the Supplemental Report, and has determined that the document reflects verification of taxes and insurance being included within the monthly mortgage payment. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.50 months reserves

300565720	1770263b-0398-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Evidence of the mortgage statement for property #2 on the final application not provided. The loan is non-QM compliant, additional conditions may apply.	09/14/2017: Mortgage on property #2 is XXXX Mortgage with $X,XXX monthly payment. Please find attached the credit supplement confirming taxes and insurance are both escrowed into the mortgage payment.
09/14/2017: Audit reviewed the Supplemental Report, and has determined that the document reflects verification of taxes and insurance being included within the monthly mortgage payment. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.50 months reserves

300555892	5bd0525f-bd89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Lender Inspection Fee with no resulting COC for any subsequent disclosures. The final CD reflects a Lender Inspection Fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
08/25/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300555892	bd43282f-1958-4b2c-ad77-bd058758c431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															The initial CD was viewed by borrower shortly after sent by email	08/29/2017: Received evidence borrower acknowledged initial CD. Timing requirement met. Condition cleared.
300555892	a6dfe61c-ce89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal is Missing.		08/28/2017: CDA provided reflecting a value of $XXXK which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300555753	1bf3fae1-9c8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The final Closing Disclosure signed at consummation was missing the completed Loan Calculation section and Cash to Close did not reconcile. Provide correct CD.		08/30/2017: A Post Close CD corrected the Loan Calculation section and Cash to Close. Condition cleared. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 740, loan qualifies with FICO of 769; No Mortgage Lates UW guideline require 0x30 in the most recent 27 month, the loan qualifies with 0x30 with 24 months reviewed on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 18  months reserves, loan qualified with  51.7  months reserves.

300555753	2d80bf2d-168d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The City Property tax in section F of the Final CD is missing the number of months collected for property taxes.	09/06/2017: see attached
09/06/2017: Audit reviewed revised CD, and has determined that the client has adopted SFIG guidance. Loan will be rated a B. 09/05/2017:  Received post consummation CD correcting Section F.  However, explanation letter to Borrower not provided.  Condition remains.

 FICO is higher than guideline minimum UW guidelines requrie FICO of 740, loan qualifies with FICO of 769; No Mortgage Lates UW guideline require 0x30 in the most recent 27 month, the loan qualifies with 0x30 with 24 months reviewed on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 18  months reserves, loan qualified with  51.7  months reserves.

300555753	55e651a6-0c8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Flood Certificate	Life of loan Flood Certificate not provided.		09/05/2017: Received Flood Cert. Condition cleared.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 740, loan qualifies with FICO of 769; No Mortgage Lates UW guideline require 0x30 in the most recent 27 month, the loan qualifies with 0x30 with 24 months reviewed on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 18  months reserves, loan qualified with  51.7  months reserves.

300555891	66432d13-2281-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Deed Tax and State Deed Tax in section E of the final Closing Disclosure are missing the government entity assessing the tax.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300558316	30b6f7d6-708b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing COC reflecting rate increase to X.XXX% from X.XXX%. LE dated XX/XX/XXXX & Final CD loan & rate match.
09/05/2017: attached please find lender's internal record of the rate change to X.XXX%. LE dated XX/XX/XXXX reflects initial rate X.XXX%. Rate was FLOATING at this time. LE dated XX/XX/XXXX reflects LOCKED rate of X.XXX%. Please see attached LE statements reflecting floating and locked rates.

09/05/2017: Audit reviewed print screen reflecting lock at X.XXX% on XX/XX/XXXX, and documentation submitted is deemed acceptable. Condition cleared. 08/31/2017:  Audit reviewed Lender's rebuttal and original loan file.  Rate was floating on XX/XX/XXXX LE.  Lock confirmation dated XX/X/XXXX was located on page 750 and LE dated XX/XX/XXXX X/X was located on page 690.  There is a LE dated XX/XX/XXXX on page 623 reflecting locked.  Please provide COC to match  XX/XX/XXXXX CD.  The XX/XX/XXXX LE is not within 3 days of the lock date of XX/XX/XXXX.  Condition remains.

300558316	0ac81ff1-708b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal is missing.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a -1.1% variance. Variance within acceptable tolerance. Condition Cleared.
300302046	7746e058-54af-4705-a545-9911595ab52c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated business disclosure not executed		12/28/2016: Attestation no affiliates provided at time of audit. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	f0b08cd5-0bc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Initial Application	Please provide evidence of Initial Application date. Need to evidence the initial disclosures were provided within 3 days. The file does not contain an initial 1003	01/03/2017: Final 1003	01/03/2017: 12/28/2016: Initial application, dated XX/XX/XXXX, was provided in original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	7258b667-26cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance of $XXX,XXX is insufficient. Please provide insurance company estimated value to replace or sufficient coverage of $XXX,XXX	01/03/2017: Replacement Cost Estimator
01/03/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	7143164c-26cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing X executed at closing per Lender's guidelines.	01/03/2017: Final 4506T	01/03/2017: Audit reviewed executed 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	2e8d1ea3-39c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing documentation for vested retirement funds terms of access to the funds.		12/28/2016: Terms & conditions of withdrawal from 401K not provided. Audit removed this account. Borrower has sufficient cash to close and reserves for both properties. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	bea7f017-d0c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for General Information section not present in C.D.	The CD that is not dated is missing required data under the General Information section for the General Information, Loan Terms, Projected Payments and Contact Information.		12/285/2016: The CD that is not dated is the title company's CD not the Lender's. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	b36db6e7-07c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Appraisal not provided	Missing appraisal dated prior to Note dated XX/XX/XXXX		12/28/2016: Note dated XX/XX/XXXX is the note from the original purchase, not the note from this transaction. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	b0c45fa7-0bc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report was not provided.		12/28/2016: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	14ee8e7b-22cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	PUD rider not provided in file.	01/03/2017: Rebuttal PUD Rider
01/03/2017: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal does not reflect property as a PUD nor does the Deed of Trust reflect an attachment for a PUD Rider. Condition cleared.

 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	b3f0671a-26cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Final application not provided in file.	01/03/2017: Final 1003	01/03/2017: Audit reviewed executed Final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	12b2d62f-26cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed authorization to close existing HELOC not provided in file.	01/03/2017: HELOC Closure Request	01/03/2017: Audit reviewed the Line of Credit Payoff Amount, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	b92caabc-ffe1-41ba-8f71-f112db7bd6f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 business days of application date		12/28/2016: Attestation no affiliates provided at time of audit. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	f12d5808-8641-465b-aaea-ad34089ab16c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	missing escrow disclosure		12/28/2016: Received initial escrow disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	503092b2-e0c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Missing credit report for original application date		12/28/2016: Broker application date is XX/XX/XXXX and Lender application date is XX/XX/XXXX. Credit report is within 90 days of closing date per Closing Disclosure. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	b7e72549-06cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Missing Note. The note provided is from a different Lender with an old date.		12/28/16: Lender provided a copy of the signed note. Condition cleared.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	fb244d95-06cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Missing Mortgage, The mortgage provided is from a different Lender with an old date.	01/13/2017: DOT Legal Description
01/13/2016: Audit reviewed Exhibit A Legal Description, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/28/16: Lender provided the mortgage, however, it is missing the legal description noted on page 3 of 15 "Attached hereto and made part hereof". Condition maintained.

 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	c47f6a4e-a8f9-4a55-a259-902531e682e5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	missing loan estimate		12/28/2016: LE's from Broker and Lender provided in original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	5d8f504f-3fb9-49db-abf6-b24b926e88cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX no Collateral Review Fee and a Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX a Collateral Review Fee of $XXX and a Credit Report Fee of $XX resulting in a $XXX.XX refund due for cure.
12/28/2016: Refund provided on final CD. Loan will be rated a B
 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	48906422-fa61-4f68-9d3d-9a3fc3f56fe3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Lender's LE reflects fees in Section C. WLSP not provided.	01/03/2017: WLSP/SSPL
01/03/2017: Audit reviewed WLSP, and has determined that the borrower selects provider NOT on the WLSP.  LE and CD reflect title fees in Section C.  Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300302046	89974796-dfaf-4689-8609-6d810dadb224	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	missing right to cancel form	01/03/2017: Right to Cancel
01/03/2017: Audit reviewed executed Right to Cancel (RTC) by the borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/28/2016: Received right to cancel signed by non borrower spouse.  Missing right to cancel signed by borrower. Date on right to cancel does not match closing date on initial CD.  Also, final CD not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides allow DTI of 43%, loan qualified with DTI of 39.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721; Years in Field Borrower has 25 years in Field

300331434	ddeeef0c-54e2-4b84-9117-b867306e46ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the final CD given to the borrower at consummation. The file contains a funding/Post Close CD however the CD at consummation is missing from the loan file. Additional conditions may apply.
03/30/2017: The borrower acknowledged the CD three days prior to consummation. If no fees or terms changed prior to consummation to the best knowledge of the lender, the lender is not required to issue a revised CD prior to or at closing. Since this is a dry funding state, the final escrow/title charges are typically not known until after consummation. As such, the Post-Consummation CD is the "Final CD" in this instance and there is no additional CD given to borrower at consummation (since the Initial CD would reflect the same charges). Please refer to CFPB's TRID Rule Small Entity Compliance Guide and kindly waive this condition.03/29/2017: While it may be common industry practice, this particular Lender does not by policy have the borrower sign a CD at consummation since it is not a CFPB requirement. They confirm the Initial CD is signed three days prior to when consummation can occur, and they send a copy of this CD to the Escrow company. The Post-consummation CD reflects all of the final figures. Please kindly waive the condition.

04/04/2017: Audit consulted with Compliance, and has determined that a CD does not need to be re-disclosed at closing if there were no changes. Condition rescinded.  03/30/2017: Pending Compliance review. (E-mailed SME)03/29/2017: Audit reviewed the Lender Rebuttal, and has determined that a copy of the Final CD is required along with proof the borrower acknowledged the Final CD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.24%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 783; Years Self Employed Borrower has 8 years Self Employed

300331434	ec92868d-1913-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing 2-months bank statements for the borrower's mutual funds account listed on the loan application. The loan file only contains 1-month of bank statements. Additional conditions may apply.
03/29/2017: The (mutual funds) statement is a Year-End statement and covers the period between XX/XX/XXXX and XX/XX/XXXX (as can be evidenced by the transaction history reflected within the statement) Please kindly waive the condition
03/29/2017: Audit concurs with the Lender Rebuttal, Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.24%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 783; Years Self Employed Borrower has 8 years Self Employed

300357166	9eb4d55a-905d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Documentation	Evidence of closure for the Installment loan paid off at closing.
07/11/2017:  Installment (auto) loan and bank is a first mortgage. Both were paid off at closing and there is no closure letter since they are not revolving/open lines of credit. Please re-review and waive this condition.07/10/2017: No closure letter for installment loans. Post CD in file (pg 514/538) shows this being paid off. Please waive this condition.

07/11/2017: Audit concurs with the Lender Rebuttal, and has determined that the said installment is for an auto loan, therefore no closure letter required. Condition rescinded.07/10/2017: Audit reviewed Lender Rebuttal, and has determined that the executed HELOC Closure Letter is a Client requirement for the loan to be purchasable. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 109.60 months reserves; Years on Job Borrower has 35 years on job

300456560	3b397dd9-7657-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Housing History	Guidelines require 12 months housing history, the file only contained 7 months of history.	06/29/2017: Rent history by electronic payment	06/29/2017: Audit reviewed evidence of 12 months housing history, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.70 months reserves

300471864	c90c2437-0e51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing 2015 K-1 for business A on Schedule E Part II. If 25% or greater ownership, additional conditions will apply.		07/24/17: Lender provided the tax return and 2015 K-1 for business A on Schedule E Part II. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.99%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.8 months reserves

300471864	bf8284c3-2951-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
06/22/2017: XXXX-XXXX 1040, XXXX 1120S
06/22/2017: Audit reviewed executed XXXX/XXXX 1040 Tax Returns, and has determined that the documentation was submitted PRIOR to consummation and is deemed acceptable. QM requirements have been met. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.99%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.8 months reserves

300471864	099921f1-2a51-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing the 2015 S Corporation tax return for the Co-Borrower.
07/24/17: Lender provided the signed 2015 business tax returns, YTD P&L and current year balance sheet. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.99%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.8 months reserves

300471864	10cb40ce-2b95-4aac-a773-301a745d6094	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The 1004D Appraisal Completion fee, Appraisal fee and Credit Report fee in section B of the final Closing Disclosure are paid to the Lender and should be paid to the actual service provider.  Provide a corrected CD and letter of explanation to the borrower.

06/22/2017: Audit reviewed the Lender Rebuttal, and has determined that issue is a non-material grade B.06/14/2017:  A Post Close CD in the loan file did not correct these fees payee's.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.99%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.8 months reserves

300450854	e479bade-dbe1-48ff-aa59-870668b47542	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure is dated XX/XX/XXXX and was not provided within 3 business days of application date.		06/23/17: Lender provided a processor's certification that no affiliates were used. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.12 months reserves

300450854	fb509afd-a3b4-4343-9c43-0ada92ec474b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications electronically. Provide E Consent disclosure for the borrower.		06/19/2017: This is a non-material issue and no issues with the dates of the E Consents. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.12 months reserves

300450854	8015c6d8-3055-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  A cost estimator from the insurer was not provided.
06/28/2017: Reconstruction cost and hazard policy
06/28/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.06/23/17: Please provide the cost estimator from the insurance company showing sufficient coverage.   Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.12 months reserves

300486285	b13afaa8-235c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	The Additional Charges in section H of the LE dated XX/XX/XXXX does not list the specific charges.	07/10/2017: There are no tolerance issues with section H. Furthermore, a CD has already been issued and the LE cannot be corrected. Please have this condition waived.	07/10/2017: The client has adopted SFIG guidance. Condition rescinded.
300486285	dbec1f9a-f15c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $X,XXX and on the final CD as $X,XXX and on the Post Close CD an additional recording fee of $X,XXX, exceeding the allowable X.XX% tolerance.  A tolerance cure of $X,XXX is required.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

07/10/2017: Section C (Did Shop) is not subject to X.XX% tolerance. Section B is subject to the X.XX% tolerance. $X,XXX doc prep fee plus $X,XXX recording fee with XX.XX% tolerance added is $X,XXX. Total on XX/XX/XXXX CD shows total of $X,XXX ($X,XXX + $X,XXX). We are within tolerance. Please waive this condition.

07/10/2017: Audit concurs with the Lender Rebuttal, and has determined that no tolerance issue was found. Condition rescinded. 06/29/2017:  A RESPA Recording fee charge cure of $10.30 on the final CD.  Condition remains.

300486285	2be17c8e-f25c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	A Recording of Notice fee in section E of Post Close CD is missing the name of the government entity. Provided a corrected CD and letter of explanation to the borrower.		07/21/2017: Received explanation letter and post consummation CD correcting payee in Section E. Condition cleared.
300486285	9d9d9521-f25c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to the lender and should be paid to the actual service provider.  Provide a correct CD and letter of explanation to the borrower.
07/21/2017: Received explanation letter and post consummation CD correcting payee in Section B. Condition cleared.
300486285	ce7dea8c-c9ed-4171-a8ba-e48d82195381	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	An Affiliated Business Disclosure dated within 3 business days of the application date was not provided.	07/10/2017: Lender does not have any affiliates and does not permit the use of other affiliated service providers on loans that will be sold to Investor	07/10/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
300319611	3bd7e4a2-e3ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	Lender guidelines require a minimum of 12 months PITIA subject reserves. Reserves required $X,XXX, verified assets $X,XXX which results in a shortfall of $X,XXX.
2/16/2017: Difference between a 529 and a Custodial account: Money held in a 529 plan is considered to be an asset of the parent and does not have a substantial effect on student aid eligibility. If your child doesn't use all of their money in his 529 plan, you can transfer the account to another beneficiary. Once you create a custodial account, you can't change the beneficiary. 2/15/2017: Can you please let us know what assets you have in the file because I'm showing the assets add up to $X,XXX

02/17/2017:  Audit reviewed Lender's rebuttal and agrees.  Education (529) accounts are not an ineligible source of reserves per guidelines. Sufficient reserves verified when using these accounts.  Condition rescinded.02/15/2017:  Audit did not include the 2 Education (529) accounts.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	fc6270ee-e2ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Seasoning requirement not met
Secondary mortgage opened XX/XX/XXXX.  Per lender guideline matrix, X year seasoning is required on junior liens from funding unless documentation is provided to verify the lien was part of the acquisition. Funding date of existing secondary financing is not documented. Please provide executed Closing Disclosure supporting XX months seasoning from funding date.
02/24/2017: This is a cash out transaction there is no seasoning requirement, It looks like you are quoting the rate and term guidelines, can you please clear this condition.
02/24/2017: Audit re-analyzed finding, as well as Lender Rebuttal, and has determined that a Cash Out Refinance does not have a seasoning requirement on junior liens being paid off. Audit concurs with the Lender, condition rescinded. 02/15/2017:  Received post-closing CD for subject transaction. Funding date of secondary financing is required. Please provide executed HUD-1 or Closing Disclosure, for second lien, supporting 12 months seasoning from funding date.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	594e8cca-ecee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Closing Disclosure in Section (F), (Homeowners Insurance Premium) and (Property Taxes) is missing payee.		02/15/2017: Received explanation letter and post consummation CD adding payees to Section F. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	a70216cd-4362-4371-90f4-f0fd3b244fc6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Added XX/XX/XXXX: Received evidence Borrowers received Affiliated Business Disclosure within 3 days of application. Disclosure is not signed.
02/23/2017: Affiliated business disclosure was e-signed with the initial disclosures, please see the e-sign event log for confirmation. Initial Disclosures were sent out on XX/XX/XXXX and electronically viewed on XX/XX/XXXX

02/23/2017: Audit reviewed evidence of e-signed disclosures including ABD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  02/16/2017: The Lender's Affiliated Business disclosure in the original loan file, dated 12/5/16, is not signed.  The Lender's Affiliated Business Disclosure, provided 2/15/17, is not signed.  An Affiliated Business Disclosure signed at closing was not provided.  An executed Lender Affiliated Business Disclosure is required.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	19bfc536-ebee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration reflects coverage of $XXX,XXX at XX.XX% replacement coverage.  Loan amount is $XXX,XXX resulting in a shortfall of $XXX,XXX. Please provide evidence of insurer replacement cost estimate.
02/14/2017: The Total Estimate of Cost-New is $XXX,XXX as per the Appraisal Report, page 3. The Dwelling Coverage is in an amount sufficient to cover this figure.
02/15/2017:  Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.02/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal in not an acceptable form of calculating insurance coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage. Conditions remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	188af1ec-49ae-438b-96ff-6fc3d4dba3eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of application; Disclosure is dated XX/XX/XXXX with application date of XX/XX/XXXX.  Please provide executed disclosure within 3 days of application date.  Additional conditions may apply.
02/15/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	2e62ce8a-e2ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Missing borrower and co-borrower identification documentation: Per lender guidelines,the identity of each borrower whose credit is material to the loan transaction prior to the extension of credit must be confirmed. Lender must ensure that the closing agent or notary public, as appropriate, provide evidence in the file that the identification document included a photo and has been checked for each borrower.
															02/14/2017: Refer to pages 559-562 of the original bulk upload. There you will find copies of the USA Patriot Act form for both borrowers fully executed by the Notary.	02/14/2017: Audit re-analyzed the loan documents, and has determined that the Notarized Patriot Act was provided within the loan documents. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	7b950317-25a2-4cf7-b739-649854a2c446	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	Added XX/XX/XXXX: The CD dated post consummation reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of XX.XX% over-disclosed.	02/23/2017: Post consummation CD
02/23/2017: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	0cc608c4-fb53-4bb8-bee1-100abcf89e3b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Added 02/15/2017: The CD dated post consummation reflects total of payments as $X,XXX. The actual total of payments is $X,XXX, an over-disclosure of $X,XXX.	02/23/2017: Post consummation CD
02/23/2017: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	88f0d3be-d421-4a7a-8a17-4dcbd616244d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Executed CD in file reflects disbursement date prior to expiration of RTC.		02/15/2017: Received explanation letter and post consummation CD correcting closing date and disbursement date. Funding occurred after RTC expiration date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	5985765a-e405-4615-be15-08e6129f860c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	A HUD Home-ownership Organization Counseling Disclosure was not provided within 3 days of application; Disclosure is dated XX/XX/XXXX with application date of XX/XX/XXXX		02/17/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	1192021b-c38e-4dca-98b4-c605da848aa5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX a month versus the calculated value of $X,XXX; The lender did not include the $X,XXX in taxes and $X,XXX in homeowners insurance.
02/15/2017: Received explanation letter and post consummation CD adding estimated taxes & insurance of $XXX.XX. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	d4e7dd8b-3384-4707-aacc-eb6b53280bc1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.		02/15/2017: Received explanation letter and post consummation CD reflecting Settlement Agent's license number. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	83506a87-2e00-4837-8011-f5dbe8df3218	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically.
02/16/2017:  Received evidence of Co-borrower's electronic consent.  Condition cleared.02/15/2017:  Received evidence of Borrower's electronic consent.  Missing evidence of Co-borrower's electronic consent.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	939c0572-e9ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing funding CD in dry state. Final Closing Disclosure indicates a disbursement date prior to expiration of the RTC; File funding documentation indicates a disbursement date post expiration of RTC; Please provide copy of funding CD supporting disbursement post expiration of the RTC. Additional conditions may apply
02/15/2017: Received explanation letter and post consummation CD.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	fbd7d089-e1ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file	02/13/2017: CDA	02/13/2017: A CDA report reflecting a value $1,220,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300319611	1fb93aa2-e6ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment. The VVOE was not obtained within 10 days of note date per QM regulations. The VVOE's provided are dated XX/XX/XXXX and XX/XX/XXXX.
03/17/2017: There was a VVOE that was completed on XX/XX/XXXX which is within 10 business days of the Note Date.XX/XX/XXXX: The rule requires the lender to consider and verify current or reasonably expected income at or before consummation, according to the requirements of Appendix Q. Appendix Q, in the section Consumer Employment Related Income, requires the creditor to verify the consumer's employment for the most recent two full years. We verified employment before consummation, and then followed up with a VVOE after consummation and before funding, just to make sure the borrower's current employment had not changed, this loan meets the QM requirement, can you please clear this condition.03/03/2017: Please provide the specific verbiage from the “QM guides” that are being referenced. There seems to be some disconnect on the interpretation of the rule.02/24/2017: QM states that the borrower's total monthly debt payments to total monthly income at the time of consummation cannot exceed XX.XX%, we have met this requirement with the documents in the file. Can you please clear the condition or point out the QM regulation that states the VVOE cannot be provided after consummation, the borrower is employed and it was verified prior to funding. 2/16/2017:  per the lender's guidelines the VVOE must be completed within 10 calendar days prior to funding. VVOE was completed on prior to funding, can you please clear this condition.

03/17/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 business days prior to the Note date. Condition cleared.03/14/2017: Audit reviewed the Lender Rebuttal, and has determined that our stance remains the same. Condition maintained. 03/03/2017: Audit reviewed the Lender Rebuttal, and has determined that Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc. The VVOE does not meet QM requirements for the 30 day confirmation of no employment gap pre-loan consummation since 12/19/2016 is greater than Consummation date. Condition remains.02/24/2017: Audit reviewed the Lender Rebuttal, and has determined that VVOE does not meet QM requirements for the 30 day confirmation of no employment gap pre-loan consummation since 12/19/2016 is greater than Consummation date. Even though it is confirmed after consummation this would not meet QM guides. Condition remains. 02/16/2017:  The final VVOE is dated after the closing date which is not acceptable under QM guidelines. QM does not accept post consummation documents. Per Compliance, California does not deem disbursement date as consummation. Condition remains.02/15/2017:  The Lender's guidelines require a VVOE be completed within 10 calendar days prior to the funding date.  The original VVOE is dated 12/19/2016 which is > 10 calendar days prior to the note date.  The final VVOE is dated after the closing date which is not acceptable under QM guidelines.  QM does not accept post consummation documents. Per Compliance, California does not deem disbursement date as consummation. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 54.92%; No Mortgage Lates No Mortgage Lates in 45 months

300309703	844d57c4-e9e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Added XX/XX/XXXX: The cash to close on the final Settlement Statement of $XXX,XX.XX does not match the cash to close on the Closing Disclosure of $XXX,XXX.XX	02/01/2017: Post Consummation CD and settlement statement, the figures calculate correctly
02/01/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($293,847.72 - $60.58= $293,787.14) and Post Closing CD ($293,787.14) reflect the same cash to close. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	6281b5dd-b4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file.		01/19/2017: A CDA report reflecting a value $X,XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	c87e4d45-1b85-486a-9722-e6721cb3330c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's Closing Disclosure provided in the file is Estimated. Final Seller's CD must be provided.
01/27/2017:  Received final Seller's Closing Disclosure.  Condition cleared.01/26/2017:  Seller CD in the loan file is estimated.  Received Alta Settlement Statement.  Final Seller's CD is required.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	437cb946-51de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XX/XX/XXXX YTD Balance Sheet for Borrower's two Schedule C Sole Proprietorships.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
02/22/2017: Balance sheet
02/22/2017: Audit reviewed 2016 YTD Balance Sheets for both Schedule C entities, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	f72fd4de-0958-4f70-942f-04969e2cb996	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact Name, Email & Phone of the Seller's Real Estate Broker are missing.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/01/2017: Post consummation CD
02/01/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	f8a76fe7-de41-42ab-8544-7bb420e287bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/01/2017: Post Consummation CD
02/01/2017: Audit review of revised CD includes payee to all fees in Section E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	ae685131-bc7a-4e76-8090-77be33f8b618	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure provided in the file was not executed by the borrowers.		01/26/2017: Received executed Affiliated Business Disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	9b24e6e0-a699-4f8b-be94-975a5e2f7b16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/26/2017: Received Flood Cert attestation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	39ea8ea3-52de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee.  The property taxes in section F of the final Closing Disclosure are missing the government entity.  The Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/01/2017: Post Consummation CD
02/01/2017: Audit review of revised CD includes payee to all fees in Sections F & H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300309703	4e3e774d-51de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XX/XX/XXXX YTD P&L for Borrower's two Schedule C Sole Proprietorships.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
02/22/2017: P&L
02/22/2017: Audit reviewed 2016 YTD P&L's for both Schedule C entities, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300314293	611ccf6b-5bf8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	Missing Executed Business Returns for the business listed on the XX/XX/XXXX tax return - Statement 4 - Schedule E, Page 2.	03/01/2017: All business tax returns that were signed prior to closing.XX/XX/XXXX: Signed XX/XX/XXXX 1065 for #3 entity. Borrower owns only XX.XX% of #9 entity, LLC per the K1's.
03/01/2017:  Audit reviewed business income tax return documentation submitted and has determined that said documents for all entities listed on 2015 Tax Return - Statement 4 - Schedule E, Page 2 were dated PRIOR to consummation. Documentation is deemed acceptable. Loan meets QM requirements. Condition cleared.02/28/2017: Audit reviewed executed 2015 1065 for entity #3 on 2015 Tax Return - Statement 4 - Schedule E, Page 2, and has determined that said document was executed AFTER the Note date. Missing the 2014 executed 1065 for said entity. In order for the loan to be classified as QM, the business tax returns  were required to be obtained/executed PRIOR to consummation (defined by the NOTE date). Loan fails QM. QM does not allow post-closing reconciliation. Also, missing executed 2014/2015 1065's or 1120S for entities #1,2,4,5,6,8 and 10 listed on the 2015 tax return - Statement 4 - Schedule E, Page 2. QM requires for a corporation, “S” corporation or partnership, executed copies of federal business income tax returns for the last TWO years with all applicable tax schedules. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	995f80ed-9bf7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Final, signed application was not located in the file.	02/27/2017: Final 1003	02/27/2017: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	57c63d1f-5ef8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
The initial LE dated XX/XX/XXXX reflected the subject as a Rescindable Transaction however; the final CD discloses the subject as a Non-Rescindable Transaction.  Required use.  The Disclosure of the table in § 1026.38(e) may only be provided by a creditor in a transaction without a seller. The use of this alternative calculating cash to close table for transactions without a seller is required for transactions in which the Loan Estimate provided to the consumer disclosed the optional alternative table pursuant to § 1026.37(h)(2), and must be used in conjunction with the alternative disclosure under § 1026.38(d)(2).

02/28/2017: The standard form (not the alternate) was used for both the LE and CD. The form did not change. The Calculating Cash to Close section on the LE matches the LE column on the Final Post-CD exactly. Please kindly waive this condition. Thank you!

02/28/2017: Audit re-analyzed the LE and CD, and has determined that while the use of the incorrect form (Refinance transaction with seller column on CD) is not an exception, it is prudent practice for the lender to utilize the correct form. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	ef11d3ca-aaf7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	02/23/2017: CDA	02/23/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	01fa8523-5ff8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Per Appendix Q, both IRS Form 1040 Schedule E and a current XXXX agreement are necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.  Missing active XXXX agreement for the first property listed on Schedule of Real Estate Owned.  The XXXXX agreements provided in the loan file expired XX/XX/XXXX.

03/15/17: Please see the updated AUS, 1003, 1008, and Rental Income Worksheets. The rents from the property are no longer being used in income calculation and DTI is still only XX.XX%.XX/XX/XXXX: As per Section 2.(c.) of the XXXXX Agreement for REO, "Holding Over. Any holding over by Tenant(s) at the expiration of the XXXXX term with the consent of Landlord shall create a tenancy from month to month on the same terms and conditions set forth in this XXXXX, subject to amendment by Landlord as set forth in Civil Code section XXX and terminable by either party on thirty days written notice in accordance with the provisions of State Civil Code section XXXX, unless a longer notice period is required by applicable law."

03/16/17: Upon further review and recalculation of the borrower's net income, and the rents for the property removed from the calculation. DTI is within guidelines. Condition cleared.  02/28/2017: Audit reviewed the lender rebuttal and has determine that the month to month Real Estate Leases are required to be verified as current in order to be classified as a Qualified Mortgage. Provide current rent checks to validate same tenant showing on month-to-month agreements. Please provide update lease or rent checks from 01/01/2016 through NOTE DATE. Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	ec4bd7c6-5df8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium is missing the name of the service provider.  Additionally, the Property Taxes and County Property Tax is missing the name of the government entity.  Please provide a LOE and confirmation of delivery to the borrower.
02/28/2017: Post CD and Letter
02/28/2017: Audit review of revised CD includes Section F property taxes and hazard insurance listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	5e47afc7-b441-45f0-9086-af96f4d5a32d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a 2nd Appraisal fee and no resulting COC for any subsequent disclosures.  The final CD reflects a 2nd Appraisal fee of $XXX resulting in a $XXX refund due for cure.
02/21/2017: A RESPA Appraisal fee(2nd) charge cure on the final CD. Condition cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	ca54e70d-cad2-4683-b058-9cbc8682d6ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X,XXX.		02/21/2017: This is non-material. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300314293	21446c39-5c3b-4086-85ba-7867dd825567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License number of the Settlement Agent is missing.	02/28/2017: Post CD and Letter
02/28/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 120.90 months reserves

300320057	3adaac48-2b3c-4669-8db1-106e4124b7a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $X,XXX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per $XX.XX lender credit on final CD.

The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per $XX.XX lender credit on final CD.

300320057	a2afb7fc-cc04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
Information required for CD ‘Contact Information section not complete, or completed in error: The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.
03/14/2017: Post CD and Letter
03/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300320057	12bd4468-de04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Owners Insurance line item in section F is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.	03/04/2017: Post CD and Letter
03/14/2017: Audit review of revised CD includes Section F listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300320057	0a425928-1b05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Incorrect disclosure of Service Borrower DID NOT SHOP fee – Section B: Title - Abstract Fee, Title - Exam Fee, Title -Binder- are reflected in section B of the final Closing Disclosure. The Borrower shopped for their own title service provider and did not used the provider on the WLSP.  The title service provider fees should be listed in section C of the CD. The CD needs to be re-disclosed with a Letter of Explanation and confirmation of delivery.
03/14/2017: Post CD and Letter
03/14/2017: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300320057	afa6ceee-cc04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300324988	f649891c-d72d-41b2-9580-a567f6630d91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
The Funding date per Final CD occurred on XX/XX/XXXX while the Right to Cancel expiration reflected a date of XX/XX/XXXX. A Funding Worksheet reflects a XX/XX/XXXX funding date. A Post Close CD and Final Settlement Statement are required.
04/10/2017: See Email from the Escrow Officer. There were no changes in fees, so the figures remain unchanged. Disbursement Date is also confirmed by them as XX/XX/XXXX
04/10/2017: Audit review of revised CD with correct Disbursement date is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300324988	0042e513-518f-4902-9564-210b00c947cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
04/10/2017: Post CD and Letter
04/10/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300324988	c4569aa3-2e1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax XX.XX and XX.XX require a payee to be listed.  Please provide a corrected CD and LOE to the borrower within XX days of consummation. The Home Owners Insurance line item in section F is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.
04/10/2017: Post CD and Letter
04/10/2017: Audit review of revised CD includes all payees in Section F. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300324988	45975633-b51b-428b-8da9-4d2980d3fdb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300332066	664e1bf1-24fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.	03/01/2017: CDA
03/01/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/27/2017:  A CDA report dated XX/XX/XXXX reflected a value of $XXX,XXX with X% variance of the appraised value.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	20bb38bf-2791-4b26-bb61-2c4f4ccc0de1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected a total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX.XX.		02/17/2017: This is non-material issue. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	584241fb-cbfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Per Lender's guidelines and loan approval, when using tax returns to verify income, tax returns must be signed and dated.  The borrower's tax returns were used to verify Schedule E income. Signed and dated tax returns not provided.
03/02/2017: Executed 1040s
03/02/2017: Audit reviewed the executed signature page of the 2014/2015 1040's, and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	63b438d0-75f5-48d3-8699-82af52121a0d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Lender's Affiliated Business Disclosure is not executed.
03/07/2017: E-view Log / Receipt of Initial Disclosures (including Aff Bus Disc)03/06/2017: Affiliated Business Disclosure is not executed because it was sent with the Initial Disclosures which were e-disclosed and acknowledged by borrower.

03/07/2017: Audit review of evidence that the Affiliated Business Disclosure was e-signed is deemed acceptable. Condition cleared.03/06/2017: Audit reviewed the Lender Rebuttal, and has determined that the print screen reflecting the borrower's acknowledgement of the Affiliated Business Disclosure is required as confirmation of receipt. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	e0c4b067-cbfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Document not signed	Per Lender's guidelines, all applications must be signed and dated by the borrower. Neither initial nor final applications are signed and dated.	03/02/2017: Executed 1003	03/02/2017: Audit reviewed the final executed 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	66d163ca-25fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Serivces Borrower DID SHOP Fee - Section C exceed corresponding LE fee (0% Variance when Borrower is not permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX.XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX($XXX,XX.XX at XX.XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a fee total of $XXX,XXX.XX for a variance/refund of $XX.XX to meet the XX.XX% threshold.
Final CD reflects a fee total of $X,XXX for a variance/refund of $XX.XX to meet the 10% threshold.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	205544ca-c8fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
The Illinois Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXX, and XXXX XXXX. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.
															03/03/2017: Cert of Exemption	03/03/2017: Audit reviewed the State Anti-Predatory Lending Database Program - Certificate of Exemption, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	c66bc13b-20fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing mortgage/deed of trust
Missing a copy of the executed Mortgage/Deed of Trust and PUD Rider.  The loan approval and rate lock in file reflects the loan is a 30 year Fixed Rate mortgage however; the copy of the mortgage in file does not reflect this and contains a Fixed/Interest Rate Rider. Missing Exhibit (legal description) to mortgage. Please submit a copy of the correct executed Mortgage, Riders and Exhibit A.
															03/02/2017: Executed Mortgage	03/02/2017: Audit reviewed executed Mortgage/Deed of Trust including the Exhibit A and all Riders, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	420199cb-e2fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Note	Missing executed Note	03/02/2017: Executed Note	03/02/2017: Audit reviewed the executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	863a8615-2ffd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications electronically. Provide E Consent disclosure for the borrower.	03/07/2017: eConsent	03/07/2017: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 01/31/2017 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	0637a57a-c8fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
The XXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXX, and XXXX XXXX. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.
															03/14/2017: In XXXX, homestead exemption does not apply when the debt was incurred in connection with the purchase of the property. Spouse only required to sign on refinance of primary residence.	03/14/2017: Audit consulted with Compliance, and has determined that the spouse would not be required to sign in a purchase transaction. Condition rescinded. 03/14/2017: Pending Compliance Review
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	c0314ca4-66fa-4e5a-a752-2ee2c6ede75a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller's CD.	03/06/2017: Seller CD	03/06/2017: Audit reviewed the executed Final Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	a0e742b6-cbfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Per Lender's guidelines, form 4506-T must be completed at closing for all borrowers whose income is used to qualify for the mortgage. 4506-T executed at closing not provided.	03/14/2017: 4506T	03/14/2017: Audit reviewed executed 4506-T at closing, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	2f9ef613-3373-4bce-9ee5-f0416d95ac6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX.XX resulting in a  $XX.XX refund due for cure.
02/27/2017: A RESPA Appraisal cure charge of $XX is shown on the final CD. Condition cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300332066	5d9a6e28-24f2-47ea-8883-faec05ead6a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing and Phone Number of the Seller's Real Estate Broker is missing.  Please provide a letter of explanation and confirmation of delivery to the borrower.
03/03/2017: Post CD and Letter
03/03/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.9 months reserves.

300331518	44b3db84-5e1d-4dd6-907c-fcd75dc9ba81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Please provide E Consent disclosure prior to the Note date for the borrowers.	03/17/2017: E-Sign Consent Log03/15/2017: DocMagic: eSign Disclosure and Consent
03/17/2017: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.03/15/2017: Audit reviewed the eSign Disclosure and Consent, and has determined that some sort of authorization that reflects the borrowers name to tie into said document is required. Provide print screen evidence that document was sent to the borrower. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	ca96e72d-1805-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA Fees for borrower departure residence or borrower signed affirmation that no HOA Maintenance fees are payable on the property.	03/15/2017: a Single Family Residence (hence, no HOA fees). This can be verified on the hazard policy as well as via public record search. (see Redfin attachment)	03/15/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify no HOA fee on the departure residence. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	b27b501f-c3b1-4b5c-8c25-3988e0108b78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	03/15/2017: Post CD and Letter
03/15/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Section E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	1984c1b6-1705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Tax Transcripts	Missing XXXX and XXXX IRS business tax transcripts: Lender guidelines require IRS Transcript both personal and business for all income used to qualify.	03/15/2017: XXXX and XXXX Executed 4506Ts. Per the UW, we used income from the XXXX and XXXX XXXX , XXXX was only used to support the shift of income the last X tax years.	03/15/2017: Audit acknowledges the client approved exception for Post-Closing Business Tax Transcripts. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	ed9a7962-9d05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee.  Additionally, the Home Warranty Fee, Natural Hazard Disclosure and Utility Transfer Fee in section H of the final Closing Disclosure are missing the name of the payee.  Please note that an explanation to the borrower along with proof of delivery must also be issued.
03/15/2017: Post CD and Letter
03/15/2017: Audit review of revised CD includes payee to all fees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	6d232843-9c05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The effective date of the hazard policy provided in the file is XX/XX/XXXX, which is after the closing date.	03/15/217: Funding (Interest Start Date) for the file was after the hazard policy was effective date.	03/15/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date was prior to the funding date. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	f30d1d5c-9c05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance was not provided for the borrower's departing residence listed as #1 on the Schedule of REO of the final loan application.	03/15/2017: T&I for Other Property
03/15/2017: Audit reviewed the Taxes and Insurance for the departing residence listed as #1 on the Schedule of REO, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	9dcf1085-1705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	b8e816d5-ebc5-40e0-93e1-bdab49296da0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX,XXX.XX and a Credit Report Fee of $XXX,XXX.XX.  These fees are in a XX.XX% tolerance section.  Lender tolerance cure of $XX.XX is required.
03/15/2017: $XX.XX was cured at closing for the Credit Report increase. See the COC and Re-disclosed LE for increased Appraisal fee. This was re-disclosed within 3 days of the COC event.
03/15/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted for the COC with regards to the Appraisal Fee increase is deemed acceptable. Final CD reflects cure for credit report. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	6aafde03-1a05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XX.XX% replacement cost for total coverage of $XXX,XXX.XX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX.XX, which reflects a $XXX,XXX.XX coverage shortfall.  Cost Estimator must be provided.
03/15/2017: Replacement Cost Estimate from the Insurance Company
03/15/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	c9600fa3-3c9f-4935-89c8-246e400cb401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that an explanation to the borrower along with proof of delivery must also be issued.
03/15/2017: Post CD and Letter
03/15/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300331518	3222196f-f5d8-4f78-9f9c-02a770caf123	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of initial Closing Disclosure 3 business days prior to consummation. The initial CD is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/15/2017: Initial CD with Receipt Log
03/15/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 12 months  reserves, loan qualified with 36.30 months reserves

300333008	f03f745b-cc08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/16/2017: CDA	03/16/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300333008	0f6dc2b6-0209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
03/16/2017: Post CD and Letter
03/16/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300333008	30611866-e2cf-4498-ac59-69eb1c8cc6b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies.		Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies.
300333008	63518cd8-0109-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (XX.XX% Variance) - not supported by C.O.C. The LE dated XX/XX/XXXX does not reflect an Appraisal Field Review Fee- file has no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Field Review Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
03/14/2017: Final CD shows a sufficient tolerance cure in the amount of $325. Loan will be graded a B for all agencies.
300435624	caaa058a-ed3f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax Stamp and County Tax Stamp in section E of the final Closing Disclosure are missing the name of the government entity. Provided a corrected CD and LOE to the borrower.	05/26/2017: Post CD and Letter
05/26/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.4 months reserves

300435624	6c8f0735-f38a-4352-b9d4-6f44c52d8234	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over disclosure of $XX.XX.		“09/23/2016: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.”
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.4 months reserves

300435624	0f169128-d03f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of home owner insurance for retained previous primary property. Additional conditions may apply.	05/26/2017: REO former departure res- Taxes and Insurance are Impounded
05/26/2017: Audit reviewed the Mortgage Statement for REO (former departure residence), and has determined that escrows are included within the monthly mortgage payment. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.4 months reserves

300435624	5be4857a-ce3f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
 The hazard insurance coverage is insufficient.  The hazard issuance declaration in the file reflects $XXX,XXX.XX in dwelling coverage with XX.XX% replacement cost for total coverage of $XXX,XXX.XX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX.XX, which reflects a coverage shortfall.  Cost Estimator must be provided and no documentation form insurance company verifying insurable amount:  The total coverage amount of $XXX,XXX.XX  is less than the loan amount of $XXX,XXX.XX .  File is missing the a cost estimator form the property insurer, coverage is short $XXX,XXX.XX
05/31/2017: Received insurance company cost estimator. Hazard coverage is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.4 months reserves

300435624	a6aa3a18-ce3f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The  Home owner's Insurance Premium in section F of the final Closing Disclosure is missing the government entity.  Additionally, the Miscellaneous Seller Payout and the Natural Hazard Disclosure and Utility Transfer Fee in section H of the final Closing Disclosure are missing the name of the payees.  Provided a corrected CD and letter of explanation to the borrower.
05/26/2017: Post CD and Letter
05/26/2017: Audit review of revised CD includes payees to all fees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.4 months reserves

300355778	f5f9d7aa-ae3f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance.  The final CD reflects an APR of XX.XX%.  The most recent Loan Estimate dated XX/XX/XXXX reflects an APR of XX.XX%, which is a difference of XX.XX% and exceeds allowable tolerance of XX.XX%.

06/09/2017: Audit concurs with the Lender Rebuttal, and has determined that the initial CD was dated more than 10 days prior to the final CD with same APR disclosed. Condition rescinded.05/23/2017:  SFIG - No Cure

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves; Years in Field Borrower has 25 years in  Field

300355778	e27de70a-143f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner Insurance Premium in section F of the final Closing Disclosure is missing the insurance agency entity payee. Additionally, the Water Certificate in section H of the final Closing Disclosure is paid to "Other" and not the actual service provider.  Provide a corrected CD and letter of explanation to the borrower.
06/09/2017: Post Consummation CD
06/09/2017: Audit review of revised CD includes payees to Homeowner Insurance Premium in section F and Water Certificate in section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves; Years in Field Borrower has 25 years in  Field

300355778	5272510b-153f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp, County Tax Stamp and the State Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
06/09/2017: Post Consummation CD
06/09/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves; Years in Field Borrower has 25 years in  Field

300355778	008db962-c3b0-4075-b327-c88fd8ab9253	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXX reflects an APR of XX.XX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of XX.XX%, which is a difference of XX.XX% and exceeds allowable tolerance of XX.XX%.
06/09/2017: The APR was disclosed on the initial CD. We waited the three-day waiting period as is required by §1026.19(f)(2)(ii)(A).
06/09/2017: Audit concurs with the Lender Rebuttal, and has determined that the initial CD was dated more than 10 days prior to the final CD with same APR disclosed. Condition rescinded. 05/23/2017: SFIG - No Cure

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves; Years in Field Borrower has 25 years in  Field

300355778	d9dfe82e-b13f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The IRS Tax Transcripts in the loan file reflect the XX/XX/XXXX taxes have not been filed. The loan file is missing a copy of the XX/XX/XXXX Extension for the XX/XX/XXXX taxes.	06/21/2017: Proof that the XX/XX/XXXX taxes were filed. XXX filing instructions show the refund amount and the IRS website shows the same value as having been issued.	06/21/2017: Audit reviewed 2016 Tax Documents, and has determine that evidence was provided verifying 2016 taxes were filed prior to consummation. No extension required. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves; Years in Field Borrower has 25 years in  Field

300355778	69797d1c-82ee-4a7f-96fb-e4560fbe912d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosure.  The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $X,XXX.XX.
05/23/2017: A RESPA charge cure of $X,XXX.XX on the final CD for Transfer Taxes. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves; Years in Field Borrower has 25 years in  Field

300432200	74232ba6-7d41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/31/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.67%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.3 months reserves

300432200	d3c428e9-7e41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home owner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally, the Home Warranty Fee (Optional) and the Natural Hazard Disclosure and Pest Inspection Fee in section H of the final Closing Disclosure are missing the name of the payees.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD includes payees to all fees in Sections E, F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.67%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.3 months reserves

300432200	d6b2d197-c1c3-4ad4-9b90-67feb13590bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD includes payee to Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.67%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.3 months reserves

300432200	0a26122a-7dce-4c73-8ee7-438e825dd52c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Loan Tie-In Fee and Title - Notary Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD reflects Sections C Title fee moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.67%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.3 months reserves

300373849	283aa533-18f9-4b88-bb0c-1b1c222694fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/01/2017 - The Final CD reflects a credit of $XX.XX above legal limits. Condition Cleared. The loan will be rated a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	854ec8d0-cc0d-4813-83aa-bb9e198d1620	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID and Phone Number of the Settlement Agent is missing.		05/02/2017: A Post Close CD was provided in the file reflecting the License ID and Phone Number of the Settlement Agent. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	4fe34068-daa8-4f2c-82cd-9da341d70b9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		05/02/2017: A Post Close CD was provided in the file reflecting the government entity assessing the tax. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	464db653-9a2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XX/XX/XXXX P&L for the second listed business showing in statement XX of the Schedule E on the 1040’s. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

05/05/2017: Audit reviewed the 2016 and YTD 2017 Profit and Loss sheets for second listed business showing in statement 16 part of the Schedule E on the 1040’s, and has determined that the documentation submitted was prior to consummation. Appendix Q requirements have been met. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	c924711a-a26d-4008-be0d-d9643d63d86b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the hazard insurance. Provide re-disclosed CD and letter of explanation.
05/04/2017: Post Consummation CD
05/04/2017: Audit re-analyzed escrows, and has determined that the client has adopted SFIG guidance. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.05/01/2017 - A Post Close CD in the loan file reflects correct Estimated Taxes, Insurance and Assessment of $1,489.39. No letter of explanation to the borrower or confirmation of delivery provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	297b40c8-9b2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	The XX/XX/XXXX and XX/XX/XXXX business tax returns listed on the statement XX of the Schedule E on the 1040 were not signed. Signed tax returns with all schedules are required for QM.	05/30/2017: Business Tax Returns05/04/2017: Signed Returns
05/30/2017: Audit reviewed the executed 2014/2015 1065 Business Returns, and has determined that the documentation submitted was signed and dated PRIOR to consummation. Loan meets QM requirements. Condition cleared.    05/04/2017: Audit reviewed the executed 2014/2015 1040 Tax Returns, HOWEVER the executed 2014/2015 1065 Business Returns are required to meet Appendix Q requirements. 1065 documents within the loan file were not executed. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	7cc2beab-2fe7-4054-b60b-e08ebb028afa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
05/04/2017: Evidence of Initial CD Receipt
05/04/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	dac5c14c-9a2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing YTD XX/XX/XXXX Balance Sheet for second listed business showing in statement XX part of the Schedule E on the 1040’s. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
05/05/2017: P&L and Balance Sheet
05/05/2017: Audit reviewed the 2016 and YTD 2017 Balance Sheets for second listed business showing in statement 16 part of the Schedule E on the 1040’s, and has determined that the documentation submitted was prior to consummation. Appendix Q requirements have been met. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	14b506b5-462f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure was not provided in the loan file.	05/04/2017: Initial Closing Disclosure	05/04/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300373849	53bd0b11-9e2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The homeowners insurance premium and property taxes in section F of the final Closing Document are missing the service provider and government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/04/2017: Audit re-evaluated loan file, and has determined that the client has adopted SFIG guidance. Missing payees are a non-material issue. However, a revised CD was provided with all payees in Section F. Loan will be rated a B. 05/01/2017 - A Post Close CD in the loan file reflects service provider and government entity name in section F. No letter of explanation to the borrower or confirmation of delivery provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37 months reserves; Years on Job Borrower has 28 years on job

300433422	b4aa6f04-7039-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Flood Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity; The Miscellaneous Seller Payout, Natural Hazard Disclosure and Utility Transfer fee in section H of the final Closing Disclosure were paid to "Other" and are missing the actual service provider.  Provide corrected CD and letter of explanation to the borrower.
05/19/2017: PCCD
05/19/2017: Audit review of revised CD includes payees to fees in all Sections, and documentation submitted is deemed acceptable. The client has adopted SFIG guidance. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  05/15/2017:  A Funding CD did not address these errors.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 61.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300433422	451dfb80-b647-4e1f-b059-fae4cf78341b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The funding CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.
05/15/2017: A Funding RESPA Credit Report charge cure on the final CD in the amount of $23.00. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 61.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300433422	fb7e7dba-6e39-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
A hazard insurance declaration for the subject property was not provided. The declaration in the loan file is valid for XXX day only XX/XX/XXXX to XX/XX/XXXX and is after the Note date.  Please provide a hazard insurance declaration effective prior or on the Note date valid for XX year.
05/19/2017: See the attached PCCD this loan funded on XX/XX/XXXX the hazard policy was effective XX/XX/XXXX, can you please clear this condition XX/XX/XXXX: Hazard policy
06/02/2017: Audit consulted with Compliance, and has determined that any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction. Loan will be rated a B. 05/19/2017: Audit reviewed the Lender Rebuttal, and has determined that, although in the subject properties state, disbursement is often delayed several days after closing, the delayed funding does not delay the borrowers contractual obligation. The insurance must be in effect at the time of consummation. Condition remains. 05/18/2017: Audit reviewed the Hazard Insurance Declaration page, and has determined that policy effective date was NOT established and active at or before consummation. Provide evidence of the prior policy in effect at consummation. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 61.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300433422	ce63d540-b139-4358-a3cb-a231f0867769	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	05/19/2017: PCCD
05/19/2017: Audit review of revised CD includes payees to fees in all Sections, and documentation submitted is deemed acceptable. The client has adopted SFIG guidance. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.05/15/2017:  A Funding CD did not correct this error.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 61.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300433422	aa55049a-81d3-4ade-9c92-b3a2349af637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
$x,xxxx > $x,xxx maximum Points and fees threshold per QM. Rate lock confirmation in file does not indicate the discount points were bona fide. A rate sheet indicating the par rate is required to calculate and determine if the discount points were bona-fide and therefore excludable.

06/16/2017: Processor cert regarding QM pts and fees calculation. Please review and advise on cure amount.06/07/2017: Please provide the breakdown/calculation to show where the figure of $X,XXX max points & fees threshold is coming from.

06/16/2017: Audit review of revised CD, copy of check for QM pts and fees cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 06/07/2017: Audit reviewed the Lender Rebuttal, and has determined that the Points & Fees threshold for determining QM status is set by State requirements. Points and fees cap is driven by a percentage of the loan amount. A rate sheet indicating the par rate is required to calculate and determine if the discount points were bona-fide and therefore excludable. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 61.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300375900	99806fe0-3042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax Stamp fee in section E of the final Closing Disclosure is paid to "Other" and not the government entity. Provided corrected CD and letter of explanation to the borrower.	06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD includes payee to Tax Fees in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300375900	3bb7d789-2542-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/31/2017: CDA provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300375900	4f94963b-3142-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and letter of explanation to the borrower.	06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD includes payee to Homeowner's Insurance Premium in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300450819	eaa5e5c5-6a41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/31/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.50 months reserves

300450819	47368257-8041-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $X,XXX in dwelling coverage with XX.XX% replacement cost ($X,XXX) for total coverage of $X,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $X,XXX, which reflects a $X,XXX coverage shortfall.  Cost Estimator must be provided.
06/05/2017: Replacement Cost Estimator
06/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.50 months reserves

300450819	d16fcb30-8141-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/09/2017: Post Consummation CD
06/09/2017: Audit review of revised CD includes payee to Homeowner's Insurance Premium in section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.50 months reserves

300450819	5b132ba6-f8e5-41b4-85bd-51ceb28e556c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
06/05/2017: Initial CD Receipt
06/05/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.50 months reserves

300450819	8733101c-fefe-4f1d-afbe-1a77eb3fbae6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement.	06/05/2017: Loan Estimate Receipt
06/05/2017: Audit reviewed electronic log showing e-delivery details for LE dated 05/08/2017, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.50 months reserves

300450819	bdbcae15-5311-450e-94dd-2b323ce1bbb2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.
06/05/2017: Loan Estimate Receipt
06/05/2017: Audit reviewed electronic log showing e-delivery details for LE dated 05/08/2017, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.50 months reserves

300432199	11860a07-bca3-443a-a71f-6e2eeca98eff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX a month vs. the calculated value of $X,XXX a month. The Lender used an amount of $X,XXX with a fee description of "Other". Provide re-disclosed CD and letter of explanation for "Other" amount of $X,XXX.
															06/05/2017: Post Consummation CD	06/05/2017: Audit re-analyzed escrows, and has determined that the client has adopted SFIG guidance. Therefore, an “estimated” section for a loan NOT in escrow is non-material. Loan will be rated B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300432199	2d9b5ed9-00bf-41c5-b7e1-4c1193d16d1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															06/05/2017: Post Consummation CD	06/05/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS is non-material. The client has adopted SFIG guidance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300432199	aefbacde-f9fc-4174-ae8a-7734fe727e18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300432199	97f5816e-f953-4fa5-8b26-8f5f4bd44359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
06/08/2017: Processor certification06/05/2017: Initial CD Receipt05/26/2017: Initial CD with Receipt Log
06/08/2017: Audit concurs with the Lender Rebuttal, and has determined that the closing disclosure only needs to be acknowledged by one consumer on non rescindable transactions. Electronic log evidence that the CO-borrower viewed and acknowledged at least 3 days prior to consummation was provided. Condition cleared. 06/05/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower/co-borrower accessed them, and has determined that sufficient evidence was NOT provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation BY THE BORROWER.  Evidence that the CO-borrower viewed and acknowledged at least 3 days prior to consummation was provided. Provide evidence that the BORROWER viewed and acknowledged the initial CD at least 3 days prior to consummation. Condition remains.  05/26/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower/co-borrower accessed them, and has determined that sufficient evidence was NOT provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation BY THE BORROWER.  Evidence that the CO-borrower viewed and acknowledged at least 3 days prior to consummation was provided. Provide evidence that the BORROWER viewed and acknowledged the initial CD at least 3 days prior to consummation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300432199	d2701c94-f03f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $X,XXX in dwelling coverage with XX.XX% replacement cost ($X,XXX) for total coverage of $X,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $X,XXX, which reflects a $X,XXX coverage shortfall.  Cost Estimator must be provided.
05/31/2017: Received insurance company cost estimator. Hazard coverage is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300432199	89eae528-be1f-40db-8f39-c9f2be03e194	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 04/14/2017 did not reflect an Appraisal Re-Inspection Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Re-Inspection Fee of $X,XXX.  This fee is in a XX.XX% tolerance section.  Lender tolerance cure of $X,XXX is required.
05/23/2017: The Final CD reflects a post close tolerance cure of $595.65, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300432199	4e75bc23-443f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Miscellaneous Seller Payout and Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/05/2017: Post Consummation CD
06/05/2017: Audit review of revised CD includes Section F payee for the Homeowner's Insurance Premium. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43 months reserves

300471861	c876d6e5-a352-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing disclosure do not list the name of the government entity assessing the taxes. Provide re-disclosed CD and letter of explanation.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes payees to all Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300471861	05be8708-a452-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure does not reflect the name of the payee and the Miscellaneous Seller Payout in section H of the final Closing Disclosure does not reflect the name of the payee.  Provide re-disclosed CD and letter of explanation.
06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes payees to all Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300471861	8717e8eb-dc5a-4032-ad70-810d8de3e1e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COCs for LE dated XX/XX/XXXX as the Loan Amount has increased from $XXX,XXX to $XXX,XXX.  Missing corresponding COC for LE dated XX/XX/XXXX as the Interest rate decreased from X.XX% to X.XX%.  The file is missing evidence of a valid changes of circumstance.  No Cure - Missing Doc Not Provided.
															06/15/2017: The COC is the attached lock confirmation. The initial LE dated XX/XX/XX was not locked, so the LE dated XX/XX/XXXX shows the rate lock.	06/15/2017: Audit review of Rate Lock Confirmation confirms loan was lock with correct loan amount and rate. Therefore, sufficient evidence was provided for COC. Condition cleared.
300471861	70466f75-3e62-4e38-a72e-5e5477c73037	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  Disclosure History provided in the loan file does not specify receipt of initial CD.

06/27/2017: Please see 12.4 of attachment. A new three-day waiting period is not required because the APR did not change, the loan product did not change, and there was no prepayment penalty.06/25/2017: XX/XX/XXXX IS the initial closing disclosure. Even though the condition is asking about the XX/XX/XXXX CD, this is not the initial CD. Please review and advise.06/22/2017: Initial CD and proof of receipt

06/27/2017: Audit concurs with the Lender Rebuttal, condition rescinded. 06/25/2017: Audit reviewed the Lender Rebuttal, and has determined that CD's dated BEFORE the final CD are all considered initial. The initial Closing Disclosure, in question, is dated 06/01/2017. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Disclosure History provided in the loan file does not specify receipt of initial CD. Condition remains.06/22/2017: Audit reviewed the evidence of borrower receipt of Initial Closing Disclosure, and has determined that the incorrect CD and Disclosure verification was provided. CD submitted is dated 05/19/2017, whereas the CD in question is for 06/01/2017. Condition remains.

300471861	faafc49d-b10e-4e9a-8e3e-2102ac14a3d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX resulting in a variance of $X,XXX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/16/2017: The Final CD reflects a post close tolerance cure of $XX.XX which is sufficient. Loan will be rated a B for all agencies.
300433068	10b95fc2-363b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee and Appraisal Report fee in Section B are subject to 0% variance.  LE dated XX/XX/XXXX reflects an Credit Report fee of $XX.XX and Appraisal Report fee of $XXX.XX with no resulting COC for any subsequent disclosures.  The final Closing Disclosure reflects a Credit Report fee of $XX.XX and Appraisal Report fee of $XXX.XX.  These fees are in 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
05/17/2017: A Post Close CD in the loan file reflects a tolerance cure of $X,XXX.XX. Condition cleared. Loan will be graded a B for all agencies.
300433068	d72a3aa7-373b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee. The Property Taxes and County Property Tax in section F of the final Closing Disclosure are missing the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/22/2017: Post CD and Letter
05/22/2017: Audit review of revised CD includes Section F hazard insurance,listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300433068	e0f925b2-383b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Loan Amount(Points) of $0.00 with no resulting COC for any subsequent disclosures.  The Final CD reflects a 0.807% of Loan Amount(Points) of $X,XXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/17/2017: A Post Close CD in the loan file reflects a tolerance cure of $X,XXX.XX. Condition cleared. Loan will be graded a B for all agencies.
300433068	96c5112e-2b3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															05/22/2017: Post CD and Letter	05/22/2017: Audit review of missing CD Contact Information, other than Lender or Broker XXXX is non-material. The client has adopted SFIG guidance. Condition rescinded.
300433068	d5c157f5-dc3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Payoffs in section K of the Summaries of Transactions of the final Closing Disclosure were not itemized.		05/18/2017: This finding is not material. Loan will be graded a B for all agencies.
300433067	5d787b17-9a59-4dcf-bd30-6e89351af76c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated X/XX/XXXX does not list the name of the government entity assessing the tax.		05/22/17: Lender provided the corrected CD, and LOE to the borrower. Loan will be graded a B.
300433067	154212f8-f03b-4649-bd66-a027031efcca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $XXX.XX on the CD dated X/XX/XXXX with no indication of a valid COC to account for the $XX.XX decrease in the credit.
05/22/17: Lender provided the corrected CD, refund in the amount of $XX.XX, LOE to the borrower, and evidence of mailing. Loan will be graded a B.
300433066	112b5907-c96f-44e0-ad03-93768081596e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	Closing costs of $X,XXX.XX match		Closing costs of $X,XXX.XX match
300433066	a41895fb-3dd6-4cdc-ad6f-810c76ffdc03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(e)	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated X/XX/XXXX  reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.  Over-disclosure of TOP less than $XXX or X% of the Note is considered a non-material finding.
Non-material finding. Loan will be graded a B for all agencies
300433066	d24c7fe5-f746-49ec-98b9-2082c13cfac9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure (and Post Close CD) contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required
06/05/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker XXXX is non-material. The client has adopted SFIG guidance. Condition rescinded.
300433066	9c81ca89-163f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX (which includes XX% replacement coverage) is less than the loan amount of $XXX,XXX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required
06/05/2017: Replacement Cost Estimator
06/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

300434248	4f320ab1-2055-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with no replacement cost for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $X,XXX.XX coverage shortfall.  Cost Estimator must be provided.
07/25/2017: Received insurance cost estimator dated post closing. Insurance coverage is sufficient. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.30 months reserves

300434248	c22f3559-6654-46d4-8b7a-940a770e6d9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the taxes. Provide re-disclosed CD and letter of explanation.		06/23/17: Lender provided the corrected CD, and LOE to the borrower. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.30 months reserves

300434248	54024dae-f154-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Miscellaneous Seller Payout in section H of the final Closing Disclosure is missing the name of the payee.  Provide re-disclosed CD and letter of explanation.
06/23/17: Lender provided the corrected CD, and LOE to the borrower. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.30 months reserves

300433882	cde68bbf-9541-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/06/2017: Post Consummation CD
06/06/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300433882	c98a255b-9641-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the Property Taxes is missing the name of the government entity.  Additionally, the Natural Hazard Disclosure in section H of the final CD is paid to "Other" and should be paid to the actual service provider.  Provide a corrected CD and letter of explanation to the borrower.
06/06/2017: Post Consummation CD
06/06/2017: Audit review of revised CD includes payees to all fees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300433882	8d62014f-6333-4b98-9184-cd1efd1b24fb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a second Appraisal Fee with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal Fee (2nd Appraisal) of $XXX resulting in a $XXX refund due for cure.
05/25/2017: A RESPA 2nd appraisal charge cure on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300433882	ab809bf5-9341-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The hazard insurance declaration for the subject property was not provided.  The policy in file is dated XX/XX/XXXX which is after the Note date.  Please provided a policy which is effective prior to or on the Note date.  Additional conditions may apply.
06/09/2017: Insurance certificate is dated the funding date. Condition Cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300433882	39fadf11-9641-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp and County Tax Stamp in section E of the final Closing Disclosure is paid to "Other" and should be paid to the government entity.  Provide corrected CD and letter of explanation to the borrower.
06/06/2017: Post Consummation CD
06/06/2017: Audit review of revised CD includes payees to City Tax Stamp and County Tax Stamp in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300433882	bbec0c6d-9341-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  A cost estimator from the insurer was not provided.  The policy reflected there was extended replacement coverage however; the percentage was not stated on the declaration.
06/06/2017: Replacement Cost Estimator
06/06/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300433882	ed2be251-c640-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/31/2017: CDA provided reflecting a value of $X,XXX.XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.80 months reserves

300441689	eef5bd23-a352-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the Property Taxes is missing the name of the government entity.  Provided a corrected CD and letter of explanation to the borrower.
06/21/2017: Post Consummation CD
06/21/2017:  Audit review of revised CD includes Payees to ALL sections, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300441689	7d7fb9da-bf52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/21/2017: Post Consummation CD
06/21/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300441689	15d81a9b-c152-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The Itemization of Payoff section was not included with the final Closing Disclosure.  The Itemization of Payoff's is needed to determine the amount of cash-out to the borrower.  Provide an Itemization to the final CD.  Additional conditions may apply.
06/21/2017: Post Consummation CD
06/21/2017:  Audit review of revised CD includes Itemization of Payoff section, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300449484	e491390a-074c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally, the Utility Transfer Fee in section H of the final Closing Disclosure is missing the name of the service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/13/2017: Post Consummation CD
06/13/2017: Audit review of revised CD includes payees to Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300449484	49189286-18ef-4965-af1f-92258d73278d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the fields titled File # and Property. Provide re-disclosed CD and letter of explanation.	06/13/2017: Post Consummation CD
06/13/2017: Audit review of revised CD includes General Information section for the fields titled File # and Property, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300449484	a7dc97b1-ee30-402a-bbe5-c1655b74a9af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Courier/Express Mail/Messenger Fee, Title – Settlement/Closing/Escrow Fee, Title – Tax Search Fee and Title – Wire Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees.  These title fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/13/2017: Post Consummation CD
06/13/2017: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300449484	1f6ff155-bde0-4932-9ea2-59f89776dbb2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/16/2017: Processor cert regarding points and fees calculation. Please review and advise.
06/23/17: Lender provided the corrected CD within 60 days of consummation, copy of the refund, LOE to the borrower, and evidence of mailing. Loan will be graded a B.   06/16/2017: Audit reviewed the Processor's Certification, and has determined that after the payee adjustment, the $XXX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. Difference is -$XXX.XX. Points and fees exceed maximum. Provide revised CD, copy of refund check, Notification of the error (i.e., the letter to borrower) and evidence of shipment for evidentiary purposes. Condition remains.

300449484	04a317cd-856e-480f-a5a7-f7e37590c0b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/13/2017: Post Consummation CD
06/13/2017: Audit review of revised CD includes payee to Tax Fees in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300449484	a67478ba-7b57-49ac-ace6-c58603ecc991	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
06/13/2017: Initial CD and Receipt
06/13/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300449512	554158f4-d746-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp, County Tax Stamp and State Tax Stamp in section E of the final Closing Disclosure are paid to "Other" and are missing the name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD includes payees to Tax Fees in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.12 months reserves

300449512	e431e238-d846-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of service provider. Provided corrected CD and letter of explanation to the borrower.	06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD includes payees to Homeowner's Insurance Premium in section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.12 months reserves

300449512	70e3a8de-cd46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Mortgage/deed of trust legal description information.	06/13/2017: Deed of trust with legal description	06/13/2017: Audit reviewed executed Mortgage with legal description, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.12 months reserves

300449512	c4e50a60-84ae-40f7-9729-40acf390da59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The Title - Survey Fee on the funding CD is $XXX.  LE dated XX/XX/XXXX did not list this fee.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX is required.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  06/01/2017:  Note: final CD has survey in section H and funding moved to B.  Fee is not in a 0% tolerance fee. Refund due unless lender can prove a Survey is not required - page 1018.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.12 months reserves

300449512	82ee529e-88bf-434c-a36f-574d44e2ec4f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
06/01/2017: A RESPA Credit Report fee of $XX.XX was on the final CD. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 48.12 months reserves

300454772	2dc05655-6afe-4755-a199-37e29eda388a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee  of $X,XXXX with no resulting CoC for any subsequent disclosures. The final CD dated reflects an Appraisal Report Fee of $X,XXX resulting in a $XXX refund due for cure.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/10/2017: Post Consummation CD and Cure Check
07/10/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	8086f3bf-656b-487e-8f63-513bda6601aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Lender and Broker Affiliated Business Disclosure not provided in file.	07/10/2017: LOE regarding affiliates
07/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	01f9dde6-075d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X,XXX.XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
07/10/2017: Replacement Cost Estimate
07/10/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	c55208ba-1f5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium listed in section F of the final Closing Disclosure does not list the name of the payee. The Natural Hazard Disclosure Fee listed in section H of the final Closing Disclosure does not list the name of the payee.  No Cure.
07/10/2017: Post Consummation CD
07/10/2017: Audit review of revised CD includes Section F Homeowner's Insurance Premium payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	9dc5d531-015d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $X,XXX,XXX.	07/10/2017: Title Policy	07/10/2017: Audit reviewed the Final Title Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	b91a549f-125c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Missing 2nd appraisal as required per guidelines for loan amount > $X,XXX,XXX. Final CD reflects $XXX Appraisal Fee for 2nd Appraisal.	07/11/2017: First Appraisal07/10/2017: 2nd Appraisal
07/11/2017: Audit reviewed the Appraisal, and has determined that said document is deemed acceptable. Two separate Appraisals were provided. Condition cleared. 07/10/2017: Audit reviewed the Appraisal submitted, and has determined that the same Appraisal was already provided within the loan file. Provide a 2nd Appraisal as required per guidelines for loan amount > $X,XXX,XXX.XX. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	a5658d13-175d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	11.10 mos < 12 mos required, per lender. Assets verified of $X,XXX,XXX.XX minus cash to close of $XXX,XXX.XX = $XXX,XXX.XX for reserves which is not sufficient for the subject.		7/6/2017: Audit recalculated assets to include the IRA accounts listed on the bank statements. Reserves are sufficient and meets guidelines. Conditin rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454772	b8fd842c-1f5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.	07/10/2017: Post Consummation CD
07/10/2017: Audit review of revised CD includes Section E County Tax Stamp payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Years in Field Borrower has 35 years in Field  ; Years in Primary Residence 14 years in primary residence

300454479	50b9fa09-f94a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final CD is missing the name of the service provider.  Additionally, the Property Taxes in section F of the final CD is missing the name of the government entity.  Provide a corrected CD with a letter of explanation to the borrower.
06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD includes payee to Homeowner's Insurance Premium in section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 88.80 months reserves

300454479	60b492c5-ce4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/09/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 88.80 months reserves

300454479	f9a39887-a7c8-467b-bc83-01cec140cb0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
The final CD reflects a funding date of XX/XX/XXXX which is prior to the RTC ending date Of XX/XX/XXXX.  The funding worksheet reflects the funding date of XX/XX/XXXX.  Please provide the funding CD and letter of explanation to the borrower.
															06/12/2017: Post Consummation CD	06/12/2017: Audit reviewed Post funding CD with the correct funding date, and documentation submitted is deemed acceptable. Loan will be rated a Fitch B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 88.80 months reserves

300454479	df592de3-f64a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with XX% replacement cost for a total of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
06/12/2017: Replacement Cost Estimate
06/12/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 88.80 months reserves

300454478	9de97c35-a897-4fec-a8c2-b34955dcd72d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and was not signed or acknowledged.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
06/12/2017: Initial CD and Receipt
06/12/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	cfb339b9-962d-451e-8a2c-7cd93e3bddc3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure contact information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation to borrower.		06/12/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker XXXX is non-material. The client has adopted SFIG guidance. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	33dab4cb-632f-4dd9-83af-1335ab9d930c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fee” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
															06/12/2017: Post Consummation CD	06/12/2017: Audit reviewed the revised CD Section A fee, and has determined the client has adopted SFIG guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	a763575b-9218-49cf-830b-6da2d4e343f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD includes payees to fees in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	01d88cdd-5147-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing XXXXX CDA Review Appraisal	06/06/2017: CDA	06/06/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a -X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	110b94a5-5247-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX (no replacement coverage shown) is less than the loan amount of $XXX,XXX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.
06/16/2017: Replacement cost estimate XX/XX/XXXX: 100% Reconstruction Cost
06/16/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.06/12/2017: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "100% Reconstruction costs", the Reconstruction cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	f07b3318-b847-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance	The hazard insurance in file reflects an effective date of XX/XX/XXXX which is after the Note date.	06/12/2017: Property is located in a dry funding state where the borrowers sign the closing docs before the loan gets funded. Insurance is only required to be in effect on the day the loan funds
06/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	e50b28a5-ba47-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error	The Home Warranty Fee, Natural Hazard Disclosure and Pest Inspection Fee line items in Section H of the Final CD are missing the payee name.	06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD includes payees to fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	f9330948-5247-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Owners Insurance and Property Taxes line items in section F and Property Taxes of the Final CD are missing the payee name.	06/12/2017: Post Consummation CD
06/12/2017: Audit review of revised CD includes payees to fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300454478	35647261-fdee-4d51-becb-f763fba22be7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX. Over-disclosure of TOP less than $XXX or 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
06/02/2017: Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; 24 months cancelled rent checks verifies 24  months payment history with no late payments reported; Years in Field Borrower has 31 years in Field

300456550	b0038ffe-0e52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee. The Natural Hazard Disclosure in Section H is missing the name of the payee.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes payees to fees in ALL Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300456550	cd3c38d3-bf4b-4065-992b-7651155477a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes payees to fees in ALL Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300456550	07c6f9cf-8da4-4d55-82b0-553fe780ac37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	TOP is over disclosed less than $XXX, non-material grade B.		TOP is over disclosed less than $XXX, non-material grade B.
300456550	13794be4-18d6-4c41-b6ff-8041bf4afa83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300456550	fa9d30c4-3c8e-4492-8747-2bc1f6a7dcf9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the final Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/22/2017: Flood Cert Attestation
06/22/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

300458267	2e956e59-6dee-4f1a-9150-d06d2bfaa4dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures. The final Closing Disclosure reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
06/28/2017: A RESPA Credit Report charge cure of $XX.XX on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300458267	87ae732f-cd0e-4146-af6f-4d2b0666179a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure is paid to "Appraiser" and should be paid to the actual service provider.  Provided corrected CD and letter of explanation to the borrower.
06/30/2017: Post Consummation CD
06/0/2017: Audit review of revised CD includes payee to all Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300458267	ba78fc41-51d2-40e1-b30b-2a30b9b644ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
06/30/2017: Post Consummation CD
06/30/2017: Audit review of revised CD includes payee to all Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300458267	c6f1bdfe-265c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The final Closing Disclosure is missing the Payoff section to reflect the payoff which were paid off at closing. The final Alt A Settlement Statement in the loan file reflects 2 additional debts were paid off at closing.  Provide a corrected CD and letter of explanation to the borrower.
06/30/2017: Post Consummation CD
06/30/2017: Audit review of revised CD includes the Payoff section, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300458267	d64e3073-cb5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	No evidence of closure of the revolving debts paid off are presumed to be closed once paid in full according the Final Alt A Settlement Statement.
07/05/2017: Account closure letter07/02/2017: Revolving statement shows account is closed. other is an installment loan so there is no closure letter.06/30/2017: Please waive this condition, document attached is on page 367/891 of the closing package.

07/05/2017: Audit reviewed evidence revolving account closed, and has determined that per company letter of said account, the account is closed at the borrower's request. Condition cleared. 07/02/2017: Audit reviewed the Lender Rebuttal, and concurs with the lender with regards to the installment loan account. Installment debts paid off are presumed to be closed once paid in full. However, provide evidence of the revolving account closure per Investor requirements. Condition remains. 06/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the payoff letter was provided within the loan file. However, the requirement for the revolving account closure is an Investor requirement. Provide executed account closure letters for both revolving accounts paid on the CD. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300458267	1564c190-275c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2
The subject loan was funded in a dry funding state.  Final Alt A Settlement Statement in file indicates a cash to borrower of XX,XXX.XX vs. the post CD which reflects a cash to borrower of $XXX,XXX.XX with a discrepancy of $XX,XXX.XX.  Please provide correct CD and letter of explanation of discrepancy to the borrower.
06/30/2017: Post Consummation CD
06/30/2017: Audit reviewed the Post Funding CD, and has determined that the CD reflects same cash to close as the Final Alt A Settlement Statement with cash to borrower of $XX,XXX.XX. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300458267	a2e95dac-245c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's income be documented with X years of documented over-time income.  The loan file contains a WVOE from the Borrower's current employer however; it is missing the breakdown of the OT and differential income for the Borrower for the last two years. A breakdown of the over-time and shift differential income for YTD, XXXX and XXXX are required to fulfill guidelines and QM requirements.  The loan is non-compliant and additional conditions may apply.

07/02/2017: Document pages provided were incorrect, but the document that was uploaded should suffice for XXXX and XXXX. Pages 289-292 out of 919 in the closing package.06/30/2017: Please waive, the attached document is on page 285/891 of the closing package.

07/02/2017: Audit concurs with the Lender Rebuttal, and has determined that payslip documentation within the loan file reflects XXXX YTD overtime and XXXX YTD overtime for the end of each year. Condition rescinded. 06/30/2017: Audit reviewed the Lender Rebuttal, and has determined that X full years of documented over-time income is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Years in Primary Residence Borrower has resided in subject for 13 years ; Years on Job Borrower has 28.4 years on job

300457904	287ac5bf-b152-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final Closing Disclosure required data under the General Information section for the fields Closing Date and Disbursement Date is inaccurate. Provide re-disclosed CD and letter of explanation.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes payees to correct General Information section for the fields Closing Date and Disbursement Date, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300457904	f3dca82a-c952-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	In Section F, Homeowner Insurance Premium and Property Taxes does not list the payees on the final CD.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes payees to ALL Sections, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300457904	b5db1b12-ed69-4512-a443-e17bba0d6b5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/22/2017: Flood Cert LOE
06/22/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

300457904	8f11d964-a308-41a8-bb2d-379bf795917e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
CD Total of Payments is $XXX,XXX.XX vs $XXX,XXX.XX Actual with a difference of -$X,XXX.XX. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes.
06/26/2017: Revised Post Consummation CD
06/26/2017: Audit review of revised CD includes correct TOP, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300457904	159fa868-f65e-4863-be14-9a1e873ac020	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	06/22/2017: Post Consummation CD
06/22/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300457904	90400e34-db3d-4509-bd23-874becdbc54a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final Closing Disclosure reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.	06/22/2017: Post Consummation CD
06/22/2017:  Audit review of revised CD includes correct TIP, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300460181	0a142cce-58f2-4cc3-979c-0ea5bc66092e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount fee of $XX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount fee of $XX.XX for a variance/refund required of $XX.XX.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/07/2017: Post Consummation CD and Cure Check
07/07/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. 06/28/2017:  Post consummation CD provided reflects points of $XX.XX.  Refund required is $X.XX. 06/28/2017:  Change of circumstance provided reflects a lowering of the loan amount and adding a Seller credit.  It does not explain an increase in the Discount Fee.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 33.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.50 months reserves

300460181	b5a0ef90-6357-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. The hazard insurance declaration reflects an effective date of XX/XX/XXXX which is after the Note and Disbursement date.	Property is located in a dry funding state where the borrowers sign the closing docs before the loan gets funded. Insurance is only required to be in effect on the day the loan funds.	06/28/2017: Per post-closing CD the disbursement date is after the date of the hazard insurance policy. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 33.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.50 months reserves

300460181	e2c0ab15-ea61-4936-9eda-f9089a3a07e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure is paid to Other and is missing the name of government entity. Provide corrected CD and letter of explanation to the borrower.		06/28/2017: Received explanation letter and post consummation CD adding payee to Section E. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 33.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.50 months reserves

300460181	0974c6b3-4f57-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
06/28/2017: Received explanation letter and post consummation CD adding payees to Section F. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 33.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.50 months reserves

300460181	8faf5c3d-6757-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Natural Hazard Disclosure and Utility Transfer fee are both paid to Other and are missing the name of the service provider. Provided corrected CD and letter of explanation to the borrower.		06/28/2017: Received post consummation CD and explanation letter. The payees for Section H have been provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 33.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.50 months reserves

300449485	8b4c9690-514a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Life of Loan flood cert in file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fees were allocated to the loan transaction must be provided. Please provide LOE and confirmation of delivery to the borrower.
06/12/2017: LOE
06/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

300449485	57dc18ed-4f4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to Provide Right of Rescission
Lender failed to provide X business days to rescind the transaction. The Notice of Right to Cancel reflects a transaction date of XX/XX/XXXX and an expiration date of XX/XX/XXXX; however, the Lender included XX/XX/XXXX (Memorial Day observance) as a rescission day; the expiration date should have XX/XX/XXXX. File has a Funding Worksheet reflecting a XX/XX/XXXX Disbursement date. A Post Close CD and Final Settlement Statement are required.
06/13/2017: Post Consummation CD06/12/2017: Transaction date,(This loan funded after the rescission date.
06/14/2017: Audit reviewed Post Funding CD, and has determined that the disbursement date was AFTER the Right to Cancel expiration date. Documentation submitted is deemed acceptable. Condition cleared. 06/12/2017: Audit reviewed the Lender Rebuttal, and has determined that a Post Funding CD was not submitted for review with accurate dates. The Final CD provided within the loan file reflects a Disbursement date before the Notice of Right to Cancel expiration date. Condition remains.

300449485	65b1cbc9-504a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed.  Please provide a corrected CD and LOE to the borrower within XX days of consummation. The Home Owners Insurance line item in section F of the Final CD is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.
06/14/2017: Post Consummation CD
06/14/2017: Audit review of revised CD includes payees to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300449485	00001905-55f8-4679-891a-9d0b958a694a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure contact information section is incomplete. The State License ID of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required
															06/14/2017: Post Consummation CD	06/14/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker XXXX is non-material. The client has adopted SFIG guidance. Condition rescinded.
300449485	f9b482c3-0d4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/07/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300503466	4f6bd4d4-5590-4b8a-b829-50ad5700f343	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		07/08/2017: This is deemed non-material. Loan will be rated a B.
300503466	40e4789c-5dab-421a-9b62-b4a0561aa078	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file for the Broker and Lender.
07/12/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Lender has no affiliates. Condition cleared.

300503466	7e0ad255-f963-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of the final Closing Disclosure is missing the payee for Homeowner's Insurance Premium and Property Taxes.		07/08/2017: This is deemed non-material. Loan will be rated a B.
300479023	bebecc7f-8165-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
07/19/2017: Replacement Cost Estimate
07/19/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves

300479023	29cd4b49-a565-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of funding CD does not list payee for Homeowner’s Insurance Premium and Property Taxes.		07/10/2017: This finding is deemed non-material and rated EV2, B grade.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves

300479023	75a70c28-0713-4960-837c-4a924f91626b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
07/10/2017: This finding is deemed non-material and rated EV2, B grade.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves

300479023	f81ce7a7-9931-471e-8e0e-23602783fafa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an Attestation stating such.
07/19/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/19/2017: Audit reviewed the Lender Rebuttal, and has determined that the lender has no affiliates, also as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves

300474555	11417953-d14f-4576-abb1-41b97b2947e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD X days prior to consummation was not provided.  E-Disclosure Tracking provided in file does not reflect the CD detail. Mailbox rule applies. A letter of explanation to the borrower must be issued.
06/22/2017: Initial CD and proof of receipt
06/22/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least X days prior to consummation. Condition cleared.

300474555	b1c5b8e2-88ec-485d-aa70-a6757829b67f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
Evidence of borrower's receipt of LE (dated XX/XX/XXXX) X days prior to consummation was not provided.  E-Disclosure Tracking provided in file does not reflect the LE detail. Mailbox rule applies. A letter of explanation to the borrower must be issued.
06/26/2017: Revised LE Receipt
06/26/2017: Audit reviewed electronic log showing e-delivery details for LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least X days prior to consummation. Condition cleared.

300474555	d49de15d-0b55-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing LE that ties in with COC dated X/XX/XXXX; loan amount decreased to Final CD loan amount of $XXX,XXX from $XXX,XXX	06/22/2017: LE for COC dated XX/XX (as well as LE for COC dated XX/XX)
06/22/2017: Audit reviewed both LE documents with corresponding COC's, and has determined that the documentation submitted is deemed acceptable. Condition cleared. (added finding for LE timing requirement)

300474555	8d4da9d1-c453-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The homeowners insurance line item in Section F is missing the entity payee name.		06/19/2017: Cleared
300474555	3485e6a0-3a55-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	Co-borrower is a shareholder in two entities that income was used to qualify - therefore an employment verification for the co-borrower is required .	06/22/2017: We don’t require nor have we ever done a VVOE for a shareholder. This is not their job, it’s an investment.	06/22/2017: Audit concurs with the Lender Rebuttal, and has determined that only if the borrower was a W2 employee then a VVOE would be required. Condition rescinded.
300474555	8be6d257-c453-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Fee & $XX credit report fee with no resulting COC for any subsequent disclosures. The final CD reflects an $XXX Appraisal Fee & $XX.XX credit report fee resulting in a $XXX.XX refund due for cure.
6/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300475531	53cd8761-71f7-4e9e-8ab7-f559d0437b1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker and lender. If the broker and lender are not affiliated with any other businesses, please provide an attestation stating such.
07/12/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Lender has no affiliates. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years on Job Borrower has 19 years on job.

300475531	94520b93-2663-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
07/12/2017: Replacement Cost Estimate
07/13/2017:  Received insurance company cost estimator dated post-closing.  Hazard coverage is sufficient.  Loan will be rated a B.  Condition cleared.07/12/2017: Audit reviewed Cost Estimator, and has determined that the Lender provided a Cost Estimator with last calculated date of XX/XX/XXXX, loan closed in XXXX.  The Cost estimator is > 2 years PRIOR to closing, and per our Securitization Department – a cost estimator within the closing time frame is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years on Job Borrower has 19 years on job.

300475531	81d9f90d-6363-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes in section F of the final CD is missing the name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
07/12/2017: Post Consummation CD
07/12/2017: Audit review of revised CD includes Section F Homeowner's Insurance Premium and property taxes listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years on Job Borrower has 19 years on job.

300480904	5ce39be8-405c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XXX,XXX coverage shortfall and therefore a Cost Estimator must be provided.
07/06/2017: Replacement Cost Estimate
07/06/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

300480904	ba4f9e43-405c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the service provider and government entity.  Additionally, the Home Warranty and Natural Hazard Disclosure fees are paid to Other and missing the actual name of the service providers.  Provided corrected CD and letter of explanation to the borrower.
07/10/2017: Post Consummation CD
07/10/2017: Audit review of revised CD includes payees to Homeowner's Insurance Premium and Property Taxes in section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

300480904	3fe15d55-d7c4-43ed-b6bb-d312a4994cc4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	07/06/2017: LOE regarding use of affiliates	07/06/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

300480904	af73a5d2-902b-4986-81b9-4d0fae457775	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX.XX ($X,XXX.XX at XX%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
07/10/2017: Post Consummation CD and Cure check for increase in points and fees
07/10/2017: Audit reviewed the Post Funding CD, and has determined that the correct cure is $X.XX. Post funding CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

300480904	22301875-4fc3-4909-bf80-05e1d4fce7b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	07/10/2017: Post Consummation CD
07/10/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

300480904	25360157-b8c2-486c-8d59-0a5f0d46fe5f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgement of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD X business days prior to consummation.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
07/06/2017: Initial CD and proof of receipt
07/06/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

300488588	e66c2af1-8b69-4dfd-bc51-f54f4baffa74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	An LE was issued on the same date as a CD	The Seller CD was issued the same day as the LE.	07/05/2017: The Buyer CD was not issued on the same day as the LE. There is no requirement that states that the Seller CD issue date cannot be the same as the LE.	07/05/2017: The client has adopted SFIG guidance. Condition rescinded.
300479233	fa5d0263-db67-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Evidence of closure for the revolving debt paid off at closing.	07/18/2017: Page 190/791 shows bank account closed by consumer. This is the only revolving account being excluded from DTI. Please have this condition waived.	07/18/2017: Audit re-analyzed HELOC paid at closing, and has determined that the credit report page 191 (4th account from top) reflects "credit line no longer available". Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73.80 months reserves; Years Self Employed Borrower has 6.5 years Self Employed

300479233	df73afac-da67-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final CD is missing the name of the service provider and the Property Taxes in section F of the final CD is missing the name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
07/18/2017: Post Consummation CD
07/18/2017:  Audit review of revised CD includes all payees in Section F. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73.80 months reserves; Years Self Employed Borrower has 6.5 years Self Employed

300479233	5455ee07-db67-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The final Closing Disclosure is missing the Payoffs and Payments page.  The lender indicated on page 3 of the final CD more than one business was paid off at closing however; the CD is missing this breakdown and the cash out to the borrower cannot be determined.  Additional conditions may apply.
07/18/2017: Post Consummation CD
07/18/2017: Audit review of revised CD includes the Payoffs and Payments page. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73.80 months reserves; Years Self Employed Borrower has 6.5 years Self Employed

300479233	ac272bd7-726c-41bb-985d-6e2ac7582456	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and broker. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.
07/18/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Lender has no affiliates. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73.80 months reserves; Years Self Employed Borrower has 6.5 years Self Employed

300479233	f19262dd-bb8a-4b9a-8cf8-04d745333b06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.
The final CD reflects Total Interest Percentage is XX.XX% vs. the actual Total Interest Percentage is XX.XXX%, with a difference of X.XXX% over-disclosed.  Provided corrected CD and LOE to the borrower.
07/18/2017: Post Consummation CD
07/18/2017: Audit review of revised CD includes corrected TIP. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73.80 months reserves; Years Self Employed Borrower has 6.5 years Self Employed

300479233	73031b5a-809b-463a-a195-4d1387c90276	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Notary fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Provide corrected CD and letter of explanation to the borrower.	07/18/2017: Post Consummation CD
07/18/2017: Audit review of revised CD includes all payees in Section B. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73.80 months reserves; Years Self Employed Borrower has 6.5 years Self Employed

300480921	4d1442b5-7a6b-4bde-bfaa-283cca4659e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		07/17/2017: Received explanation letter and post consummation CD. Section E payees have been added. Condition cleared. Loan will be rated a B.
300480921	5b24056a-2606-4ef5-8428-9de395c233cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses, please provide an attestation stating such.
Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Client, which includes service providers that are affiliated to brokers and non-delegated correspondents.
07/17/2017: Received attestation no affiliates. Condition cleared.
300480921	b781662d-3067-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XX,XXX.XX versus the Final CD which reflects a cash to close of $XX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide explanation for the discrepancy and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.

07/18/2017: Please waive the last condition. Settlement statement does not state "estimated," but it also does not state "final" so it can be assumed that this is not the final. Final settlement state is attached.

07/18/2017: Audit reviewed the Final Refinance Statement, and has determined that the funds to close $XX,XXX.XX - $XXX.XX funds due to borrower equals $XX,XXX.XX which matches the post closing CD cash to close. Condition cleared.  07/17/2017:  Received explanation letter and post consummation CD.  Cash to close = $XXXXX.XX - XXX.XX = $XXXXX.XX which does match Settlement Statement.  The Settlement Statement is signed by the borrower and certified by the closing agent.  It does not say estimated.  Condition remains.

300480921	2d7c9c0e-0fa3-4820-9f20-d7ab401b2d4f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Recording Services Fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fee.  This title fee should be listed in section C of the CD.  Provide re-disclosed CD and letter of explanation.
07/17/2017: Received explanation letter and post consummation CD. Title - recording service fee is reflected in Section C. Condition cleared. Loan will be rated a B.
300480921	749f7f37-3067-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure did not reflect the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax.  Provide re-disclosed CD and letter of explanation.
07/17/2017: Received explanation letter and post consummation CD. Section F payees have been added. Condition cleared. Loan will be rated a B.
300480921	e9eb8bd2-2988-4654-8f19-c619d8370e55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% versus actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		07/17/2017: Received explanation letter and post consummation CD. TIP is now within tolerance. Condition cleared. Loan will be rated a B.
300503446	ea5c1e94-5663-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the government entity. A letter of explanation to the borrower along with proof of delivery must be issued.
07/12/2017: Post Consummation CD
07/12/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300503446	b9a03e40-2296-4ed6-a209-0ac5d72e3a5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker or confirmation of no affiliates
07/12/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Lender has no affiliates. Condition cleared

300554032	29a4083b-a4fb-4a77-a44e-a9797badb655	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and the Lender .		07/19/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300554032	5a4b43b0-836c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD dated) reflects an appraisal fee of $XXX resulting in a $XXX refund due for cure.  Final CD shows a sufficient tolerance cure in the amount of $XXX.XX
07/19/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300554032	aa986cd5-846c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final CD does not reflect a Flood cert fee in Section B; however, a flood cert was obtained. The fee should be disclosed regardless of by whom it was paid. If paid by the Lender, it should be disclosed in the Paid By Others column.
07/19/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300554032	aa79d1a1-886c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final Closing Disclosure in file Section E Transfer taxes does not reflect the government entity name taxes are being paid to.		07/19/2017: Finding deemed non-material and will be graded EV2 for all agencies.